                                                           File Number 33-64395

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                    FORM N-6

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment Number


                       Post-Effective Amendment Number 10          X


                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                              Amendment Number 3                   X


                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                      ------------------------------------
                (formerly Minnesota Mutual Variable Life Account)
                                 (Name of Trust)


                        Minnesota Life Insurance Company
                        --------------------------------
             (formerly The Minnesota Mutual Life Insurance Company)
                                   (Depositor)

             400 Robert Street North, St. Paul, Minnesota 55101-2098
             -------------------------------------------------------
                    (Depositor's Principal Executive Offices)


                               Dennis E. Prohofsky
             Executive Vice President, General Counsel and Secretary
                        Minnesota Life Insurance Company
                             400 Robert Street North
                         St. Paul, Minnesota 55101-2098
                         ------------------------------
                               (Agent for Service)

                                    Copy to:
                              J. Sumner Jones, Esq.
                              Jones & Blouch L.L.P.
               1025 Thomas Jefferson Street, N.W., Suite 410 East
                             Washington, D.C. 20007

 It is proposed that this filing will become effective (check appropriate box):


         immediately upon filing pursuant to paragraph (b) of Rule 485
    ----
     X   on September 22, 2003 pursuant to paragraph (b) of Rule 485
    ----
         60 days after filing pursuant to paragraph (a)(1) of Rule 485
    ----
         on (date) pursuant to paragraph (a)(1) of Rule 485
    ----



If appropriate, check the following:

          this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
    ----

Title of Securities being registered:

Variable Adjustable Life-Second Death Insurance Policies

PART A:  INFORMATION REQUIRED IN A PROSPECTUS

    Item Number       Caption in Prospectus

        1.            Front and Back Cover Pages

        2.            Benefit Summary:  Benefits and Risks

        3.            Risk/Benefit Summary:  Fee Table

        4.            General Description of Minnesota Life Variable Life Account,
                      Minnesota Life Insurance Company and Portfolio Companies

        5.            Charges

        6.            General Description of Contracts

        7.            Premiums

        8.            Death Benefits and Contract Values

        9.            Surrenders, Partial Surrenders, and Partial Withdrawals

       10.            Loans

       11.            Lapse and Reinstatement

       12.            Taxes

       13.            Legal Proceedings

       14.            Financial Statements

SUPPLEMENT DATED SEPTEMBER 22, 2003 TO THE VARIABLE ADJUSTABLE LIFE INSURANCE POLICY PROSPECTUS, THE VARIABLE ADJUSTABLE LIFE -- SECOND DEATH INSURANCE POLICY PROSPECTUS, AND THE VARIABLE ADJUSTABLE LIFE HORIZON INSURANCE POLICY PROSPECTUS, EACH DATED MAY 1, 2003.



The date of the Prospectus is hereby changed from May 1, 2003 to September 22, 2003.



The table found in the section entitled "Total Annual Operating Expenses of the Funds" is amended as follows:



                           CHARGE                             MINIMUM    MAXIMUM
Total Fees and Expenses                                        0.43%(1)   3.19%(1)



(1) The total fees and expenses include the investment management fee, distribution 12b-1 fee and other expenses for the Funds.



The paragraph at the end of the section entitled "Variable Life Account" is amended as follows:



The Variable Life Account currently has forty-nine sub-accounts to which you may allocate premiums. Each sub-account invests in shares of a corresponding Portfolio of the Funds.



Effective September 22, 2003, the Advantus Series Fund portfolios shown below were merged into the W&R Target Fund portfolios as shown below.



 ADVANTUS SERIES FUND, INC.                                 W&R TARGET FUNDS, INC.

 Advantus Growth Portfolio                                  W&R Growth Portfolio

 Advantus Asset Allocation Portfolio                        W&R Balanced Portfolio

 Advantus Capital Appreciation Portfolio                    W&R Growth Portfolio

 Advantus International Stock Portfolio                     W&R International II Portfolio

 Advantus Small Company Growth Portfolio                    W&R Small Cap Growth Portfolio

 Advantus Value Stock Portfolio                             W&R Value Portfolio

 Advantus Small Company Value Portfolio                     W&R Small Cap Value Portfolio

 Advantus Core Equity Portfolio                             W&R Core Equity Portfolio

 Advantus Micro-Cap Growth Portfolio                        W&R Micro Cap Growth Portfolio



In addition to those listed above, the following W&R Target Fund portfolios are also available to policy owners effective September 22, 2003:



     - W&R Asset Strategy Portfolio



     - W&R International Portfolio



     - W&R Science and Technology Portfolio



Additional information about each of these portfolios may be found in their Prospectus.

The following amends the list of Advantus Series Fund, Inc. portfolios and adds the W&R Target Funds, Inc. portfolios found in the table located in the section entitled "The Funds":



                                                           INVESTMENT                           INVESTMENT
               FUND/PORTFOLIO                                ADVISER                            SUB-ADVISER
               --------------                              ----------                           -----------
 ADVANTUS SERIES FUND, INC.:

 Bond Portfolio                                 Advantus Capital Management, Inc.

 Money Market Portfolio                         Advantus Capital Management, Inc.

 Mortgage Securities Portfolio                  Advantus Capital Management, Inc.

 Index 500 Portfolio                            Advantus Capital Management, Inc.

 International Bond Portfolio                   Advantus Capital Management, Inc.    Julius Baer Investment Management
                                                                                     Inc.

 Index 400 Mid-Cap Portfolio                    Advantus Capital Management, Inc.

 Real Estate Securities Portfolio               Advantus Capital Management, Inc.

 W&R TARGET FUNDS, INC.:

 W&R Asset Strategy Portfolio                   Waddell & Reed Investment
                                                Management Company

 W&R Balanced Portfolio                         Waddell & Reed Investment
                                                Management Company

 W&R Core Equity Portfolio                      Waddell & Reed Investment
                                                Management Company

 W&R Growth Portfolio                           Waddell & Reed Investment
                                                Management Company

 W&R International Portfolio                    Waddell & Reed Investment
                                                Management Company

 W&R International II Portfolio                 Waddell & Reed Investment            Templeton Investment Counsel, LLC
                                                Management Company

 W&R Micro Cap Growth Portfolio                 Waddell & Reed Investment            Wall Street Associates
                                                Management Company

 W&R Science and Technology Portfolio           Waddell & Reed Investment
                                                Management Company

 W&R Small Cap Growth Portfolio                 Waddell & Reed Investment
                                                Management Company

 W&R Small Cap Value Portfolio                  Waddell & Reed Investment            State Street Research &
                                                Management Company                   Management Company

 W&R Value Portfolio                            Waddell & Reed Investment
                                                Management Company



At the close of business, on November 21, 2003, the Growth Sub-Account and the Capital Appreciation Sub-Account, both of which invest in the Waddell & Reed Target Growth Fund, will be combined into the Growth Sub-Account. The underlying investment option for the Growth Sub-Account will remain unchanged. Contracts or policies with units in the Capital Appreciation Sub-Account will be credited with a number of units of the Growth Sub-Account having the same aggregate value on that day and the Capital Appreciation Sub-Account will be closed. After that date, premium allocations, transfer requests and other service designations for the Capital Appreciation Sub-Account will be directed to the Growth Sub-Account.

Prospectus

Minnesota Life Insurance Company
Minnesota Life Variable Life Account

Variable Adjustable Life Second Death Insurance Policy

     This prospectus describes a Variable Adjustable Life Second Death Insurance Policy ("VAL-SD") issued by Minnesota Life Insurance Company ("Minnesota Life"). It provides life insurance protection payable at the death of the second insured to die ("second death") so long as scheduled premiums are paid. Under some plans of insurance, the face amount of insurance may decrease or terminate during the life of the insureds.

     The Policy may be adjusted, within described limits, as to face amount, premium amount and the plan of insurance.

     VAL-SD policy values may be invested in our separate account called the Variable Life Account. Policy values may also be invested in a general account option. The actual cash value of all Policies will vary with the investment experience of these options.

The Variable Life Account invests its assets in the following Fund portfolios:

(ADVANTUS(TM) SERIES FUND, INC. LOGO)
Advantus Series Fund, Inc.
- Growth Portfolio
- Bond Portfolio
- Money Market Portfolio
- Asset Allocation Portfolio
- Mortgage Securities Portfolio
- Index 500 Portfolio
- Capital Appreciation Portfolio
- International Stock Portfolio
- Small Company Growth Portfolio
- Value Stock Portfolio
- Small Company Value Portfolio
- International Bond Portfolio (Advantus Global Bond Portfolio was renamed Advantus International Bond Portfolio effective May 1, 2003)
- Index 400 Mid-Cap Portfolio
- Core Equity Portfolio (Advantus Macro-Cap Value Portfolio was renamed Advantus Core Equity Portfolio effective May 1, 2003)
- Micro-Cap Growth Portfolio
- Real Estate Securities Portfolio

(AIM FUNDS(SM) LOGO)
AIM Variable Insurance Fund
- AIM V.I. Aggressive Growth Fund -- Series II Shares
- AIM V.I. Balanced Fund -- Series II Shares
- AIM V.I. Dent Demographic Trends Fund -- Series II Shares
- AIM V.I. Premier Equity Fund -- Series II Shares

(AMERICAN CENTURY(R) LOGO)
American Century Variable Portfolios, Inc.
- VP Income & Growth Fund -- Class II Shares
- VP Ultra(R) Fund -- Class II Shares
- VP Value Fund -- Class II Shares

(CREDIT SUISSE ASSET MANAGEMENT LOGO)
Credit Suisse Trust
- Global Post-Venture Capital Portfolio

(FIDELITY INVESTMENTS(R) WE HELP YOU INVEST RESPONSIBLY(SM) LOGO)
Fidelity Variable Insurance Products Funds
- Contrafund(R) Portfolio -- Service Class 2 Shares
- Equity-Income Portfolio -- Service Class 2 Shares
- Mid Cap Portfolio -- Service Class 2 Shares

(FRANKLIN TEMPLETON INVESTMENTS LOGO)
Franklin Templeton Variable Insurance Products Trust
- Franklin Large Cap Growth Securities Fund -- Class 2 Shares
- Franklin Small Cap Fund -- Class 2 Shares
- Mutual Shares Securities Fund -- Class 2 Shares
- Templeton Developing Markets Securities Fund -- Class 2 Shares
- Templeton Global Asset Allocation Fund -- Class 2 Shares (formerly Templeton Asset Strategy Fund)

(JANUS LOGO)
Janus Aspen Series
- Balanced Portfolio -- Service Shares
- Capital Appreciation Portfolio -- Service Shares
- International Growth Portfolio -- Service Shares

(MFS(R) INVESTMENT MANAGEMENT WE INVENTED THE MUTUAL FUND(R) LOGO) MFS(R) Variable Insurance Trust(sm)
- Investors Growth Stock Series -- Service Shares
- Mid Cap Growth Series -- Service Shares
- New Discovery Series -- Service Shares
- Value Series -- Service Shares

(OPPENHEIMER FUNDS(R) THE RIGHT WAY TO INVEST LOGO)
Oppenheimer Variable Account Funds
- Capital Appreciation Fund -- Service Shares
- High Income Fund -- Service Shares
Panorama Series Fund, Inc.
- International Growth Fund -- Service Shares

(PUTNAM INVESTMENTS LOGO)
Putnam Variable Trust
- Putnam VT Growth and Income Fund -- Class IB Shares
- Putnam VT International Equity Fund -- Class IB Shares (Putnam VT International Growth Fund was renamed Putnam VT International Equity Fund effective May 1, 2003)
- Putnam VT New Opportunities Fund -- Class IB Shares
- Putnam VT New Value Fund -- Class IB Shares
- Putnam VT Voyager Fund -- Class IB Shares

    THIS PROSPECTUS MUST BE ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE FUND PORTFOLIOS SHOWN ABOVE. THIS PROSPECTUS SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

    THE POLICIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC. NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    (MINNESOTA LIFE LOGO)
    400 Robert Street North - St. Paul, Minnesota 55101-2098
    Ph 651/665-3500 - http:/www.minnesotamutual.com

    DATED: MAY 1, 2003

         TABLE OF CONTENTS

                    SUMMARY OF BENEFITS AND RISKS                                                          1
                    GENERAL DESCRIPTIONS                                                                   7
                              Minnesota Life Insurance Company                                             7
                              Variable Life Account                                                        7
                              The Funds                                                                    8
                              Additions, Deletions or Substitutions                                       10
                              Selection of Sub-Accounts                                                   11
                              The Guaranteed Principal Account                                            11
                    DETAILED INFORMATION ABOUT THE VARIABLE ADJUSTABLE LIFE INSURANCE POLICY              12
                              Adjustable Life Insurance                                                   12
                              Policy Adjustments                                                          15
                              Applications and Policy Issue                                               18
                              Policy Premiums                                                             19
                              Policy Values                                                               23
                              Death Benefit Options                                                       26
                              Policy Loans                                                                27
                              Surrender                                                                   29
                              Free Look                                                                   30
                              Conversion                                                                  31
                              Policy Exchange                                                             31
                              Policy Charges                                                              31
                              Other Policy Provisions                                                     34
                              Additional Benefits                                                         37
                    OTHER MATTERS                                                                         38
                              Federal Tax Status                                                          38
                              Tax Treatment of Policy Benefits                                            39
                              Multiple Policies                                                           40
                              Voting Rights                                                               42
                              Distribution of Policies                                                    42
                              Legal Proceedings                                                           43
                              Registration Statement                                                      43
                    SPECIAL TERMS                                                                         44
                    APPENDIX A -- EXAMPLE OF SALES LOAD COMPUTATION                                       46
                    STATEMENT OF ADDITIONAL INFORMATION                                                   47

                 (This page has been left blank intentionally.)

SUMMARY OF BENEFITS AND RISKS

The following summary is designed to answer certain general questions concerning the Policy and to give you a brief overview of the more significant features. The summary is not comprehensive and you should review the information contained elsewhere in this prospectus. This prospectus describes a variable adjustable joint survivor life insurance policy (VAL-SD) providing a death benefit on the second death. As the policy owner, you can exercise all the rights under the policy, including the right to change the owner and the beneficiary and the right to make policy adjustments. A variable adjustable life insurance policy is intended for the use of persons who wish to combine both life insurance and the accumulation of cash values; it is not suitable as a short-term investment vehicle.

WHAT ARE SOME OF THE BENEFITS OF THE POLICY?

The Policy described in this prospectus combines a guaranteed death benefit, flexible administrative procedures, and significant and useful market sensitive investment features.

WHAT IS THE GUARANTEED DEATH BENEFIT?

We guarantee that the face amount of insurance shown on the policy specification page will be paid at the second death as long as there is no policy indebtedness and all scheduled premiums have been paid. Some policies have a scheduled decrease in the guaranteed face amount at the end of the initial policy protection period. In this case, the time and amount of the decrease are also shown on the policy specification page. The importance of the guarantee is that adverse investment performance may never reduce your life insurance protection below the guaranteed amount. (See "Adjustable Life Insurance" on page 12.)

WHAT MAKES THE POLICY "ADJUSTABLE"?

The Policy is called "Adjustable" because it allows you the flexibility to tailor your Policy to your needs at issue and thereafter to change or adjust your Policy as your insurance needs change. The three components in designing your Policy are the level of premiums you wish to pay, the level of death benefit protection you need and the appropriate plan of insurance for you. You may choose any two of the three components -- premium, face amount and plan -- and we will calculate the third component. Within very broad limits, including those designed to assure that the Policy qualifies as life insurance for tax purposes, you may choose any level of premium or death benefit that you wish. Some limitations do apply to policy adjustments. (See "Policy Adjustments" on page 15.)

Whole life insurance plans provide life insurance in an amount at least equal to the initial face amount at the death of the insured whenever that occurs. Whole life plans may be suitable for individuals who wish to ensure lifetime coverage, without any scheduled reduction in face amount, by the payment of relatively higher premiums and, in certain cases, for a lesser period of time, or who wish to accumulate substantial cash values by utilizing the investment features of the Policy. Protection insurance plans provide life insurance in an amount at least equal to the initial face amount for a specified period. A protection plan requires the lowest initial level of premiums and offers the most insurance protection with the lowest investment element. The protection plan may be a suitable starting point for young policy owners who have not reached their peak earning years but who have substantial life insurance needs. For any given face amount of insurance, you may select a plan that falls anywhere between the minimum protection plan and the maximum whole life plan. The higher the premium you pay, the greater will be your cash value accumulation at any given time and therefore, for whole life plans, the shorter the period during which you need to pay premiums before your Policy becomes paid-up.

WHAT MAKES THE POLICY "VARIABLE"?

The Policy is called "Variable" because unlike traditional whole life and universal life contracts which provide for accumulations of contract values at fixed rates determined by the insurance company, the value in the Policy may be invested in a separate account of ours called the Minnesota Life Variable Life Account. The sub-accounts of the separate account are invested in corresponding Portfolios of the Funds. Your policy values invested in these sub-accounts will fluctuate with the performance of the sub-accounts and will reflect market rates of return. (See "Variable Life Account" on page 7 and "Funds" on page 8.)

Those seeking the traditional insurance protections of a guaranteed cash value may allocate premiums to the guaranteed principal account, which is a general account option with a guaranteed accumulation at a fixed rate of interest. With the guaranteed principal account, you do not bear the risk that adverse investment performance will depreciate the account value. (See "The Guaranteed Principal Account" on page 11.)

WHAT DEATH BENEFIT OPTIONS ARE OFFERED UNDER THE POLICY?

The Policy provides two death benefit options: the Cash Option and the Protection Option. Your choice will depend on which option best fits your need.

The Cash Option provides a fixed death benefit equal to the guaranteed face amount. Favorable nonguaranteed elements, including investment returns, will be reflected in increased actual cash values which will, on whole life plans, shorten the premium paying period. Only if and when the policy value exceeds the net single premium, as defined on page 44, for the then current face amount will the death benefit vary.

The Protection Option provides a variable death benefit from the issue date as well as variable actual cash value. Favorable nonguaranteed elements, including investment returns, will be reflected both in increased life insurance coverage and increased cash value accumulations, although any increases in actual cash values under the Protection Option will not be as great as under the Cash Option. (See "Death Benefit Options" on page 26.)

DO YOU HAVE ACCESS TO YOUR POLICY VALUES?

Yes. You may transfer policy values among the available investment options, make a withdrawal from the actual cash values, or surrender the Policy. (See "Transfers" on page 25 and "Surrender" on page 29.) You may also borrow up to 90 percent of your policy value as a policy loan. (See "Policy Loans" on page 27.) Some of these transactions may have significant tax consequences. (See "Federal Tax Status" on page 38.)

WHAT ARE SOME OF THE RISKS OF THE POLICY?

There is an investment risk. A variable adjustable life insurance policy is intended for those who wish to combine both life insurance and the accumulation of cash values; it is not suitable as a short-term investment vehicle. The values in the sub-accounts have no guaranteed minimum account value. The claims-paying ability of Minnesota Life as measured by independent rating agencies does not provide any guarantees of the investment performance of the Variable Life Account. Therefore, you bear the risk that adverse investment performance may depreciate your investment in the Policy. Additional information concerning investment objectives and policies of the Portfolios (including a comprehensive discussion of the risks of each Portfolio) may be found in the current prospectuses for each Fund which accompany this prospectus. You should carefully review each Fund prospectus before purchasing the policy. (See "Policy Values" on page 23.)

There is a risk that a Policy will lapse. Lapse will occur if a scheduled premium is not paid, or if there is no actual cash value when there is a policy loan. Policy loans may increase the risk that the Policy will lapse. If a Policy with a substantial loan lapses, there may be significant negative tax consequences. Policy loans may also have a negative impact on the cash value, and may reduce the death benefit. (See "Policy Premiums" on page 19.)

You may make a partial surrender of the actual cash values. A partial surrender may be subject to a transaction charge equal to the lesser of $25 or 2 percent of the amount of the partial surrender. In addition a partial surrender may have significant tax consequences. (See "Federal Tax Status on page 38.)

There is risk that the Policy may not qualify as life insurance for federal tax purposes. We believe that a Policy issued on the basis of a standard premium class should so qualify. However, it is not clear whether a Policy issued on a sub-standard basis would qualify. Failure to qualify would mean that the death proceeds would be included in the beneficiary's gross income for federal income tax purposes, and that cash values are not constructively received until they are actually received.

There is also a risk that a Policy qualifying as life insurance will be treated as a modified endowment contract ("MEC"). A MEC is treated as life insurance with respect to the tax treatment of death proceeds and the tax-free inside build-up of yearly cash value increases. However, any amounts you receive, such as dividends, cash withdrawals, loans or amounts received from partial or total surrender of the Policy are includable in gross income on an income-first basis. With certain exceptions, the tax treatment includes a 10 percent additional income tax imposed on the portion of any distribution that is included in income. (See "Federal Tax Status" on page 38.)

SUMMARY FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy.

TRANSACTION FEES

This table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy, adjust the Policy or make transfers between the investment options.

           CHARGE                WHEN CHARGE IS DEDUCTED          AMOUNT DEDUCTED
First Year Sales Load(1)      Upon First year premium        Maximum of 23 percent of
                              payment and for the first      first year premium(3)
                              year after a premium
                              increase(2)

Sales Load(1)                 Upon premium payment           Maximum of 7 percent of
                                                             premium(4)

Underwriting Charge           Upon first year premium        Maximum of $10 per $1,000
                              payment and for the first      of face amount(3)
                              year after a premium
                              increase(2)

Premium Tax Charge            Upon premium payment           2.5 percent of premium(5)

Federal Tax Charge            Upon premium payment           1.25 percent of premium(4)

           CHARGE                WHEN CHARGE IS DEDUCTED          AMOUNT DEDUCTED

Policy Adjustment             At policy adjustment for       $95
Transaction Charge            changes in premium, face
                              amount or plan of insurance

Partial Surrender             At partial surrender           Lesser of $95 or 2 percent
Transaction Charge            adjustment                     of partial surrender
                                                             amount

Transfer Transaction Charge   At transfer of cash values     Maximum of $25; currently
                                                             $10(7)

Sub-standard Risk Charge      Upon premium payment           Maximum of $53 and minimum
                                                             of $0.15 per $1,000 of
                                                             face amount

                                                             The charge for a
                                                             representative male
                                                             nonsmoker age 65 would be
                                                             $1.86 per $1,000 of face
                                                             amount(8)

Exchange Administrative       At issue of an internal        $250
Charge                        exchange

(1)Sales Load is the maximum sales charge imposed on a premium.

(2)First Year Premium is base premium payable in the first 12 months of the contract, or the increase in base premium paid in the 12 months following a premium increase.

(3)The charge only applies to base premium up to that which provides level premium and face amount for life.

(4)Applies to base premiums. This charge does not apply to premiums for additional agreements. This charge currently does not apply to non-repeating premiums (See "Special Terms" on page 44).

(5)Applies to base premiums and non-repeating premiums.

(6)See "Policy Adjustments" on page 15.

(7)Only applies to non-systematic transfers in excess of 12 per year.

(8)(i) The charge varies by the issue ages and underwriting classes of the insureds. (ii) The charges shown in the table may not be representative of the charge for a particular set of insureds. (iii) More information regarding these charges for specific insureds in available upon request to us.

        PERIODIC CHARGES OTHER THAN INVESTMENT OPTION OPERATING EXPENSES

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including fees and expenses of the variable investment options.

           CHARGE                WHEN CHARGE IS DEDUCTED          AMOUNT DEDUCTED
Cost of Insurance Charge      Monthly                        Maximum of $83.33 and
                                                             minimum of $0.00 per
                                                             $1,000 of net amount at
                                                             risk(1)

                                                             The charge for a
                                                             representative male and
                                                             female nonsmoker standard
                                                             risk both age 65 would be
                                                             $0.02 per $1,000 of net
                                                             amount at risk(1)

Administration Charge         Monthly                        Maximum of $15; currently
                                                             $10

Face Amount Guarantee Charge  Monthly                        Maximum of $0.03 per
                                                             $1,000 of face amount,
                                                             currently $0.02 per $1,000
                                                             of face amount

Mortality and Expense Risk    Daily                          0.50 percent of average
Charge                                                       daily net assets of
                                                             Variable Life Account

Loan Interest Charge          Annually and upon policy       Loan interest accrues
                              adjustment                     daily at 8% of loan
                                                             amount(2)

Optional Agreements:
  a) Waiver of Premium        Upon premium payment             a) Maximum of $11.24 and
     Agreement                                                    minimum of $0.15 per
                                                                  $1,000 of face amount
                                                                  annually

                                                                  The charge for a
                                                                  representative male
                                                                  nonsmoker age 40
                                                                  would be $0.94 per
                                                                  $1,000 of face amount
                                                                  annually(3)

           CHARGE                WHEN CHARGE IS DEDUCTED          AMOUNT DEDUCTED
  b) Estate Preservation      Upon premium payment             b) Maximum of $0.30 and
     Agreement                                                    minimum of $0.05 per
                                                                  $1,000 of agreement
                                                                  coverage annually
                                                                  before term election.
                                                                  The charge for a
                                                                  representative male
                                                                  and female nonsmoker
                                                                  age 60 would be $0.05
                                                                  per $1,000 of
                                                                  agreement coverage
                                                                  annually

                                                                  Maximum of $186 and
                                                                  minimum of $0.37 per
                                                                  $1,000 after election
                                                                  annually. The charge
                                                                  for a representative
                                                                  male nonsmoker age 70
                                                                  would be $7 per
                                                                  $1,000 annually(3)

  c) Single Life Term         Upon premium payment             c) Maximum of $590 and
     Agreement                                                    minimum of $0.80 per
                                                                  $1,000 of coverage
                                                                  amount annually

                                                                  The charge for a
                                                                  representative male
                                                                  nonsmoker age 65
                                                                  would be $5 per
                                                                  $1,000 of coverage
                                                                  amount annually(3)

(1) Net amount at risk is defined as death benefit minus policy value. (i) The charge varies by the issue ages and underwriting classes of the insureds as well as the duration, face amount and premium level of the policy. (ii) The cost of insurance charges shown in the table may not be representative of the charges for a particular set of insureds. (iii) More information regarding these charges for a specific insured is available upon request to us.

(2) See "Policy Loan Interest" on page 28.

(3) The charge varies by the ages and underwriting classes of the insured. These charges may not be representative of the charges for a particular insured. More information regarding these charges for a specific insured are available upon request to us.

                  TOTAL ANNUAL OPERATING EXPENSES OF THE FUNDS

This table describes the total annual operating expenses associated with the Funds that you will pay while you own the Policy. The table shows the minimum and maximum expenses charged by any of the Funds. More detail concerning a particular Fund Portfolio's fees and expenses is contained in the prospectus for that Fund.

                           CHARGE                             MINIMUM    MAXIMUM
Total Fees and Expenses                                        0.43%(1)   1.83%(1)

(1) The total fees and expenses include the investment management fee, distribution 12b-1 fee and other expenses for the Funds.

GENERAL DESCRIPTIONS

MINNESOTA LIFE INSURANCE COMPANY

We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, The Minnesota Mutual Life Insurance Company reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." The Minnesota Mutual Life Insurance Company continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company" ("Minnesota Life"). All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.", which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.

Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to conduct life insurance business in all states of the United States (except New York where we are an authorized reinsurer), the District of Columbia, Canada, Puerto Rico and Guam.

VARIABLE LIFE ACCOUNT

A separate account called the Minnesota Life Variable Life Account was established on October 21, 1985, by our Board of Trustees in accordance with certain provisions of the Minnesota insurance law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act"). Registration under the Act does not signify that the SEC supervises the management, or the investment practices or policies, of the Variable Life Account. The separate account meets the definition of a "separate account" under the federal securities laws.

We are the legal owner of the assets in the Variable Life Account. The obligations to policy owners and beneficiaries arising under the Policies are general corporate obligations of Minnesota Life and thus our general assets back the Policies. The Minnesota law under which the Variable Life Account was established provides that the assets of the Variable Life Account shall not be chargeable with liabilities arising out of any other business which we may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable life insurance policies for which the separate account was established. The investment performance of the Variable Life Account is entirely independent of both the investment performance of our general account and of any other separate account which we may have established or may later establish.

The Variable Life Account currently has forty-seven sub-accounts to which you may allocate premiums. Each sub-account invests in shares of a corresponding Portfolio of the Funds.

THE FUNDS

Below is a list of the Portfolios and their investment adviser or sub-adviser. Prospectuses for the Funds must accompany this Prospectus. You should carefully read these Prospectuses before investing in the Policy.

                                                              INVESTMENT                          INVESTMENT
                FUND/PORTFOLIO                                  ADVISER                           SUB-ADVISER
                --------------                                ----------                          -----------
 ADVANTUS SERIES FUND, INC.:
 Growth Portfolio                                  Waddell & Reed Investment
                                                   Management Co.
 Bond Portfolio                                    Advantus Capital Management, Inc.
 Money Market Portfolio                            Advantus Capital Management, Inc.
 Asset Allocation Portfolio                        Waddell & Reed Investment
                                                   Management Co.
 Mortgage Securities Portfolio                     Advantus Capital Management, Inc.
 Index 500 Portfolio                               Advantus Capital Management, Inc.
 Capital Appreciation Portfolio                    Waddell & Reed Investment
                                                   Management Co.
 International Stock Portfolio                     Advantus Capital Management, Inc.    Templeton Investment Counsel,
                                                                                        LLC
 Small Company Growth Portfolio                    Advantus Capital Management, Inc.    Credit Suisse Asset Management,
                                                                                        LLC
 Value Stock Portfolio                             Waddell & Reed Investment
                                                   Management Co.
 Small Company Value Portfolio                     Advantus Capital Management, Inc.    State Street Research &
                                                                                        Management Company
 International Bond Portfolio                      Advantus Capital Management, Inc.    Julius Baer Investment
                                                                                        Management Inc.
 Index 400 Mid-Cap Portfolio                       Advantus Capital Management, Inc.
 Core Equity Portfolio                             Waddell & Reed Investment
                                                   Management Co.
 Micro-Cap Growth Portfolio                        Advantus Capital Management, Inc.    Wall Street Associates
 Real Estate Securities Portfolio                  Advantus Capital Management, Inc.
 AIM VARIABLE INSURANCE FUND:
 AIM V.I. Aggressive Growth Fund - Series II       A I M Advisors, Inc.
   Shares
 AIM V.I. Balanced Fund - Series II Shares         A I M Advisors, Inc.
 AIM V.I. Dent Demographic Trends Fund - Series    A I M Advisors, Inc.                 H.S. Dent Advisors, Inc.
   II Shares
 AIM V.I. Premier Equity Fund - Series II          A I M Advisors, Inc.
   Shares
 AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
 VP Income & Growth Fund - Class II Shares         American Century Investment
                                                   Management, Inc.
 VP Ultra(R) Fund - Class II Shares                American Century Investment
                                                   Management, Inc.
 VP Value Fund - Class II Shares                   American Century Investment
                                                   Management, Inc.
 CREDIT SUISSE TRUST:
 Global Post-Venture Capital Portfolio             Credit Suisse Asset Management,
                                                   LLC

                                                              INVESTMENT                          INVESTMENT
                FUND/PORTFOLIO                                  ADVISER                           SUB-ADVISER
                --------------                                ----------                          -----------
 FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS:
 Contrafund(R) Portfolio - Service Class 2         Fidelity Management & Research       FMR Co., Inc., Fidelity
   Shares                                                                               Management & Research (U.K.)
                                                                                        Inc., Fidelity Management &
                                                                                        Research (Far East) Inc. and
                                                                                        Fidelity Investments Japan
                                                                                        Limited
 Equity-Income Portfolio - Service Class 2         Fidelity Management & Research       FMR Co., Inc.
   Shares
 Mid Cap Portfolio - Service Class 2 Shares        Fidelity Management & Research       FMR Co., Inc., Fidelity
                                                                                        Management & Research (U.K.)
                                                                                        Inc., Fidelity Management &
                                                                                        Research (Far East) Inc. and
                                                                                        Fidelity Investments Japan
                                                                                        Limited
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
   TRUST:
 Franklin Large Cap Growth Securities Fund -       Franklin Advisers, Inc.
   Class 2 Shares
 Franklin Small Cap Fund - Class 2 Shares          Franklin Advisers, Inc.
 Mutual Shares Securities Fund - Class 2 Shares    Franklin Mutual Advisers, LLC
 Templeton Developing Markets Securities Fund -    Templeton Asset Management Ltd.
   Class 2 Shares
 Templeton Global Asset Allocation Fund - Class    Templeton Investment Counsel, LLC
   2 Shares
 JANUS ASPEN SERIES:
 Balanced Portfolio - Service Shares               Janus Capital
 Capital Appreciation Portfolio - Service          Janus Capital
   Shares
 International Growth Portfolio - Service          Janus Capital
   Shares
 MFS(R) VARIABLE INSURANCE TRUST(SM):
 Investors Growth Stock Series - Service Shares    Massachusetts Financial Services
                                                   Company
 Mid Cap Growth Series - Service Shares            Massachusetts Financial Services
                                                   Company
 New Discovery Series - Service Shares             Massachusetts Financial Services
                                                   Company
 Value Series - Service Shares                     Massachusetts Financial Services
                                                   Company
 OPPENHEIMER VARIABLE ACCOUNT FUNDS:
 Capital Appreciation Fund - Service Shares        OppenheimerFunds, Inc.
 High Income Fund - Service Shares                 OppenheimerFunds, Inc.
 PANORAMA SERIES FUND, INC.:
 International Growth Fund - Service Shares        OppenheimerFunds, Inc.
 PUTNAM VARIABLE TRUST:
 Putnam VT Growth and Income Fund - Class IB       Putnam Investment Management, LLC
   Shares
 Putnam VT International Equity - Class IB         Putnam Investment Management, LLC
   Shares
 Putnam VT New Opportunities Fund - Class IB       Putnam Investment Management, LLC
   Shares
 Putnam VT New Value Fund - Class IB Shares        Putnam Investment Management, LLC
 Putnam VT Voyager Fund - Class IB Shares          Putnam Investment Management, LLC

ADDITIONS, DELETIONS OR SUBSTITUTIONS

We reserve the right to add, combine or remove any sub-accounts of the Variable Life Account when permitted by law. Each additional sub-account will purchase shares in a new portfolio or mutual fund. Such sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant such action. We will use similar considerations should there be a determination to eliminate one or more of the sub-accounts of the Variable Life Account. The addition of any investment option will be made available to existing policy owners on such basis as may be determined by us.

We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the Variable Life Account. If investment in a Fund Portfolio should no longer be possible or if we determine it becomes inappropriate for variable policies, we may substitute another mutual fund or portfolio for a sub-account. Substitution may be made with respect to existing policy values and future premium payments. A substitution may be made only with any necessary approval of the SEC.

We reserve the right to transfer assets of the Variable Life Account as determined by us to be associated with the Policies to another separate account. A transfer of this kind may require the approvals of state regulatory authorities and of the SEC.

We also reserve the right, when permitted by law, to de-register the Variable Life Account under the 1940 Act, to restrict or eliminate any voting rights of the policy owners, and to combine the Variable Life Account with one or more of our other separate accounts.

Shares of the Portfolios of the Funds are also sold to other of our separate accounts, which are used to receive and invest premiums paid under our variable annuity contracts and variable life insurance policies. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Funds simultaneously. Although neither we nor the Funds currently foresee any such disadvantages either to variable life insurance policy owners or to variable annuity contract owners, the Funds' Boards of Directors intend to monitor events in order to identify any material conflicts between such policy owners and contract owners and to determine what action, if any, should be taken in response thereto.

Such action could include the sale of Fund shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example:

     - changes in state insurance laws,

     - changes in federal income tax laws,

     - changes in the investment management of any of the Portfolios of the Funds, or

     - differences in voting instructions between those given by policy owners and those given by contract owners.

The Funds serve as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts as the investment medium for such policies and contracts issued by Minnesota Life and other affiliated and unaffiliated life insurance companies, and as the investment medium when used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in one of the Funds at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in one of the Funds at the same time or (iii) participating qualified plans to invest in shares of one of the Funds at the same time as one or more life insurance companies. Neither the Funds nor Minnesota Life currently foresees any disadvantage, but if one of the Funds determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, one of the Funds' Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell the applicable Funds' shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

SELECTION OF SUB-ACCOUNTS

You must make a choice as to how your net premiums are allocated among the various sub-accounts. In choosing, you should consider how willing you might be to accept investment risks and the manner in which your other assets are invested. The sub-accounts represent a broad range of investments available in the marketplace.

The common stock sub-accounts differ depending on the types of stocks that make up the account. The focus of each account varies by the size of company, growth or value style, and U.S. versus international markets. Historically, for investments held over relatively long periods, the investment performance of common stocks has generally been superior to that of long-term or short-term debt securities, even though common stocks have been subject to more dramatic changes in value over short periods of time. Accordingly, the common stock sub-accounts may be more desirable options for policy owners who are willing to accept such short-term risks. These risks tend to be magnified in the sub-accounts investing in more aggressive stocks, smaller company stocks and international stocks. As an alternative to the actively managed sub-accounts, index sub-accounts are available which tend to match the risks and performance of those common stocks included in the underlying index.

Some policy owners, who desire the greatest safety of principal may prefer the money market sub-account, recognizing that the level of short-term rates may change rather rapidly. Some policy owners may wish to rely on Advantus Capital's judgment for an appropriate asset mix by choosing the asset allocation sub-account.

THE GUARANTEED PRINCIPAL ACCOUNT

The guaranteed principal account is a general account option. You may allocate net premiums and may transfer your actual cash value subject to Policy limitations to the guaranteed principal account which is part of our general account.

Because of exemptive and exclusionary provisions, interests in our general account have not been registered under the Securities Act of 1933, and the general account has not been registered as an investment company under the 1940 Act. Therefore, neither the guaranteed principal account nor any interest therein is subject to the provisions of these Acts, and we have been advised that the staff of the SEC does not review disclosures relating to the guaranteed principal account. Disclosures regarding the guaranteed principal account may, however, be subject to certain generally applicable provisions of the Federal Securities Laws relating to the accuracy and completeness of statements made in prospectuses.

This prospectus describes a VAL-SD insurance policy and is generally intended to serve as a disclosure document only for the aspects of the Policy relating to the sub-accounts of the Variable Life Account. For complete details regarding the guaranteed principal account, please see the VAL-SD Policy.

GENERAL ACCOUNT DESCRIPTION Our general account consists of all assets owned by us other than those in the Variable Life Account and any other separate accounts which we may establish. The guaranteed principal account is that portion of our general assets which is attributable to this Policy and other variable policies, exclusive of policy loans. The description is for accounting purposes only and does not represent a division of the general account assets for the specific benefit of variable life policies. Allocations to the guaranteed principal account become part of our general assets and are used to support insurance and annuity obligations. Subject to applicable law, we have sole discretion over the investment of assets of the general account. Policy owners do not share in the actual investment experience of the assets in the general account.

You may allocate or transfer a portion or all of the net premiums to accumulate at a fixed rate of interest in the guaranteed principal account. We guarantee such amounts as to principal and a minimum rate of interest. Transfers from the guaranteed principal account to the sub-accounts of the Variable Life Account are subject to certain limitations with respect to timing and amount.

GENERAL ACCOUNT VALUE We bear the full investment risk for amounts allocated to the guaranteed principal account and guarantee that interest credited to each policy owner's actual cash value in the guaranteed principal account will not be less than an annual rate of 4 percent without regard to the actual investment experience of the general account.

We may, at our sole discretion, credit a higher rate of interest, "excess interest," although we are not obligated to credit interest in excess of 4 percent per year, and may not do so. Any interest credited on the Policy's actual cash value in the guaranteed principal account in excess of the guaranteed minimum rate per year will be determined at our sole discretion. You assume the risk that interest credited may not exceed the guaranteed minimum rate.

Even if excess interest is credited to your actual cash value in the guaranteed principal account, we will not credit excess interest to that portion of the policy value which is in the loan account in the general account. However, such loan account will be credited interest at a rate which is not less than the policy loan interest rate minus 2 percent per annum.

DETAILED INFORMATION ABOUT THE VARIABLE ADJUSTABLE LIFE SECOND DEATH INSURANCE POLICY

ADJUSTABLE LIFE INSURANCE

VARIABLE ADJUSTABLE LIFE SECOND DEATH This Policy, like joint survivor life insurance, pays a death benefit at the death of the second to die of two named insureds. Additionally this Policy, like adjustable life insurance, permits you to determine the amount of life insurance protection you need and the amount of money you can afford to pay. BASED ON YOUR SELECTION OF ANY TWO OF THE THREE COMPONENTS OF A POLICY -- FACE AMOUNT, PREMIUM AND PLAN -- WE WILL THEN CALCULATE THE THIRD. Thus, adjustable life allows you the flexibility to customize a Policy to meet your needs. Theoretically, each Policy can be unique because of the different combinations of ages, amount of life insurance protection and premium. In addition, adjustable life is designed to adapt to your changing needs and objectives by allowing you to change your Policy after issue. You may adjust the face amount and premium level, and thus the plan of insurance, subject to the limitations described herein, so long as the Policy remains in force.

FLEXIBILITY AT ISSUE Subject to certain minimums, maximums and our underwriting standards, you may choose any level of premium or face amount that you wish. This flexibility results in a broad range of plans of insurance. GENERALLY SPEAKING, A PLAN OF INSURANCE REFERS TO THE LEVEL OF CASH VALUE ACCUMULATION ASSUMED IN THE DESIGN OF THE POLICY AND, FOR WHOLE LIFE PLANS, THE PERIOD DURING WHICH YOU WILL HAVE TO PAY PREMIUMS.

Whole life insurance plans provide life insurance in an amount at least equal to the initial face amount at the second death whenever that occurs. Premiums may be payable for a specified number of years or until the second death. WHOLE LIFE INSURANCE PLANS CONTEMPLATE AN EVENTUAL TABULAR CASH VALUE ACCUMULATION, AT OR BEFORE THE YOUNGER INSURED'S AGE 100, EQUAL TO THE NET SINGLE PREMIUM REQUIRED FOR THAT FACE AMOUNT OF INSURANCE. The tabular cash value is described on page 15 and is shown in your Policy. The net single premium for a whole life insurance plan is the amount of money that is necessary, on any given date, to pay for all future guaranteed cost of insurance charges for the entire lifetime of both insureds without the payment of additional premium. This determination assumes that the current face amount of the Policy will be constant and that the Policy will perform at its assumed rate of return.

Protection insurance plans provide life insurance in an amount at least equal to the initial face amount at the second death for a specified period. After the initial protection period, insurance coverage in a reduced amount there is until the second death. PROTECTION PLANS OF INSURANCE ASSUME AN EVENTUAL EXHAUSTION OF THE TABULAR CASH VALUE AT THE END OF THAT PERIOD, EXCEPT FOR THE CASH VALUE ASSOCIATED WITH THE REDUCED AMOUNT OF INSURANCE COVERAGE AT THE END OF THE INITIAL PROTECTION PERIOD.

The larger the premium you pay, the larger the policy values you may expect to be available for investment in the Fund Portfolios, and, for whole life plans of insurance, the shorter the period of time during which you will have to pay premiums. Under the Policy, the highest premium amount permitted at the time of issue, or the maximum plan of insurance, for a specific face amount is one which will provide a fully paid-up Policy after the payment of ten annual premium payments. A Policy is paid-up when its policy value is such that no further premiums are required to provide the face amount of insurance coverage until the second death, provided there is no policy indebtedness.

Whole life plans may become paid-up upon the payment of a designated number of annual premiums. If you select a premium level for a specific face amount which would cause the Policy to become paid-up at other than a policy anniversary, you will be required to pay scheduled premiums until the policy anniversary immediately following the date the Policy is scheduled to become paid-up. The Policy will be issued with a scheduled increase in face amount to reflect the fact that the scheduled premiums were in excess of the premiums required to have a paid-up Policy for the initial face amount of coverage.

If you select a premium amount which is less than the premium required for a whole life plan or, in other words, IF YOU SELECT A PROTECTION PLAN OF INSURANCE, THE GUARANTEED FACE AMOUNT OF INSURANCE PROVIDED BY THE POLICY WILL NOT BE LEVEL DURING THE LIFETIMES OF BOTH INSUREDS. The initial face amount will be in effect until the Policy's tabular cash value, i.e., the cash value which is assumed in designing the Policy and which would be guaranteed in a conventional fixed-benefit policy, is exhausted. At that time a lower amount of insurance will become effective. This is called the scheduled reduction in face amount. The reduced face amount is calculated on the basis of the continued payment of the scheduled premiums and a whole life plan of insurance. The result is that the Policy, on issue, will have an initial guaranteed death benefit extending to a stated date; after that date, a lower death benefit is guaranteed until the second death.

At the time of the scheduled reduction in face amount, we will adjust your Policy as described in the policy adjustment section of this prospectus. If the policy value (the actual cash value plus the amount of any loan) is greater than the tabular cash value, the adjustment will result in either a smaller reduction in the face amount or a scheduled reduction in face amount occurring at a later date.

For example, if a standard risk VAL-SD Policy were issued with a face amount of $1,000,000 and an annual premium of $11,300, the plan of insurance for a male age 60 and a female age 60 at issue, both nonsmokers, would be full coverage for twenty years at which time the face amount would be reduced to $95,615 guaranteed until the second death.

The table below shows the tabular cash values and guaranteed death benefits for the Policy described in the above example, and the scheduled reduction which occurs twenty years after issue.

                              SCHEDULED REDUCTION

                                    GUARANTEED
                                      MINIMUM
POLICY   ANNUAL    TABULAR VALUE   DEATH BENEFIT
 YEAR    PREMIUM    END OF YEAR      AT ISSUE
------   -------   -------------   -------------
   5     $11,300      $38,443       $1,000,000
  10      11,300       80,437        1,000,000
  15      11,300       91,878        1,000,000
  20      11,300          590        1,000,000
  21      11,300        6,289           95,615
  25      11,300       26,742           95,615

At the policy anniversary when the scheduled reduction is to occur, we will attempt to make a policy adjustment to maintain the face amount of $1,000,000 and the annual premium of $11,300. If the actual cash value with the annual premium is sufficient to provide at least one year of protection at the then current face amount, we will adjust your Policy, keeping your face amount and annual premium constant, either eliminating the scheduled reduction in the face amount or providing that reduction at a later policy anniversary.

If we cannot make the adjustment to maintain the current face amount, the scheduled reduction in face amount will occur as scheduled; the resulting face amount will not be less than that guaranteed.

THE LOWEST ANNUAL BASE PREMIUM ALLOWED FOR ANY PLAN OF INSURANCE IS
$600. Subject to this limitation, the lowest premium you may choose for any specific amount of life insurance protection is a premium which will provide a level death benefit for a period which shall be the longer of ten years from the policy issue date or five years from the date of a policy adjustment. If the younger insured's age at original issue is over age 65, the minimum plan of protection will be less than ten years, as described in the table below:

YOUNGER INSURED'S   MINIMUM PLAN
    ISSUE AGE        (IN YEARS)
-----------------   ------------
      66                 9
      67                 8
      68                 7
      69                 6
 70 or greater           5

This is the minimum plan of insurance for any given face amount. The minimum initial face amount on a Policy is $200,000.

POLICY ADJUSTMENTS

Adjustable life insurance policies allow you change the premium, face amount or the plan of insurance of the Policy after it is issued. SUBJECT TO THE LIMITATIONS DESCRIBED MORE FULLY BELOW, YOU CAN AT ANY TIME CHANGE THE FACE AMOUNT OF YOUR POLICY OR YOUR SCHEDULED PREMIUM. A change in scheduled premium or face amount will usually result in a change in the plan of insurance. Depending upon the change you request, the premium paying period may be lengthened or shortened for whole life plans or the plan may be converted from a whole life plan to a protection type plan which provides for a scheduled reduction in face amount at a future date. For Policies having a protection type plan, a change in face amount or premium may convert the Policy to a whole life plan by eliminating the scheduled decrease in face amount or it may change the time at which the decrease is scheduled to occur.

CHANGES IN PREMIUM, FACE AMOUNT OR THE PLAN OF INSURANCE ARE REFERRED TO AS POLICY ADJUSTMENTS. THEY MAY BE MADE SINGLY OR IN COMBINATION WITH ONE ANOTHER.

Policy adjustments can include:

     (1) a partial surrender of a Policy's cash value;

     (2) an adjustment so that there are no further scheduled base premiums;

     (3) an automatic adjustment at the point when the face amount is scheduled to decrease;

     (4) an automatic adjustment at the policy anniversary nearest the younger insured's age 70; and

     (5) an automatic adjustment when a nonrepeating premium is received at policy issue in connection with a Section 1035 exchange.

When a Policy is adjusted, we compute a new plan of insurance, face amount or premium amount, if any. Certain adjustments may cause a Policy to become a modified endowment contract. See "Federal Tax Status" in this prospectus on page 38 for a description of the federal tax treatment of modified endowment contracts.

IN COMPUTING EITHER A NEW FACE AMOUNT OR NEW PLAN OF INSURANCE AS A RESULT OF AN ADJUSTMENT, WE WILL MAKE THE CALCULATION ON THE BASIS OF THE HIGHER OF THE POLICY'S "POLICY VALUE" OR ITS "TABULAR CASH VALUE" AT THE TIME OF THE CHANGE. The "policy value" is the actual cash value of the Policy plus the amount of any policy loan, while the "tabular cash value" is what the actual cash value of the Policy would have been if all scheduled premiums were paid annually on the premium due date, there were no policy adjustments or policy loans, any percentage increase in the actual cash value matched the Policy's assumed rate of return, the net investment experience of the sub-accounts selected by the owner or the interest credited to the guaranteed principal account matched the policy's assumed rate of return, the maximum cost of insurance charges were deducted once at the end of the policy year and other charges provided for in the Policy were deducted at the maximum amount. See, for a further description of these values, the section "Policy Values" in this prospectus on page 23. If the policy value is higher than the tabular cash value, a policy adjustment will translate the excess value into enhanced insurance coverage, as either a higher face amount or an improved plan of insurance. IF THE POLICY VALUE IS LESS THAN THE TABULAR CASH VALUE, USE OF THE TABULAR CASH VALUE ENSURES THAT THE POLICY'S GUARANTEE OF A MINIMUM DEATH BENEFIT IS NOT IMPAIRED BY THE ADJUSTMENT.

Any adjustment will result in a redetermination of a Policy's tabular cash value. After adjustment, the tabular cash value shall be equal to the greater of the policy value or the tabular cash value prior to that adjustment, plus any nonrepeating premium paid at the time of the adjustment and minus the amount of any partial surrender made at the time of the adjustment.

On adjustment, you may request a new Policy face amount. In the absence of instructions to the contrary, we will calculate the face amount after adjustment depending on the Policy's death benefit option and the type of adjustment. If the Policy has the Cash Option death benefit the new face amount will be equal to the face amount of the Policy less the amount of any partial surrender made as part of the adjustment. With the Protection Option death benefit, before age 70, the face amount after adjustment will be equal to the face amount of the Policy immediately prior to the adjustment. With the Protection Option death benefit after age 70, the face amount after adjustment will equal the death benefit immediately prior to the adjustment less the amount of any partial surrender made as part of the adjustment.

Adjustments can be made on any monthly anniversary of the policy date; only one adjustment may be made each month. You may request a policy adjustment by completing an application for adjustment. Adjustments will not apply to any additional benefit agreements which are attached to your Policy. Any adjustment will be effective on the date that it is approved by us and recorded at our home office.

All of these changes may be accomplished under a single Policy. There is no need to surrender the Policy or purchase a new one simply because of a change in your insurance needs. Whenever adjustments are made, new policy information pages will be provided. These pages state the new face amount, scheduled premium, plan of insurance, attained ages and tabular cash value.

RESTRICTIONS ON ADJUSTMENTS An adjustment must satisfy certain limitations on premiums, face amount and plan. Other limitations on adjustments and combinations of adjustments may also apply. THE CURRENT LIMITS ON ADJUSTMENTS ARE THOSE DESCRIBED HERE. WE RESERVE THE RIGHT TO CHANGE THESE LIMITATIONS FROM TIME TO TIME.

 (1) Any adjustment for a change of premium must result in a change of the annual premium of at least $300.

 (2) Any adjustment, other than a change to a stop premium, must result in a Policy with an annual base premium of at least $600.

 (3) Any adjustment for a change of the face amount must result in a change of the face amount of at least $50,000, except for a partial surrender under the Policy or face amount changes which are required to satisfy limitations pertaining to plans of insurance. The face amount requested must be at least $200,000, except in the case of a reduction in face amount equal to the amount of a partial surrender.

 (4) If either insured is over age 85, increases in face amount requiring evidence of insurability may not be allowed.

 (5) An adjustment may not result in more than a paid-up whole life plan for the then current face amount.

 (6) Any adjustment involving an increase in premium may not result in a whole life plan of insurance requiring the payment of premiums for less than ten years or to the younger insured's age 100, if less.

 (7) After an adjustment involving a face amount increase requiring evidence of insurability or a premium increase, the Policy must provide a level face amount to the next policy anniversary after the later of: (a) five years from the date of adjustment; or (b) ten years from the date of issue. If the younger insured's age at original issue is over age 65, the minimum plan of protection will be less than ten years, as described on page 15.

 (8) After certain adjustments (an automatic adjustment at the younger insured's age 70, an automatic adjustment at the point when the face amount is scheduled to decrease, or an adjustment to stop premium), the Policy must have sufficient actual cash value to keep the Policy in force until the next policy anniversary.

 (9) After an adjustment other than those described in paragraphs (7) and (8) above, the Policy must provide a level face amount to the next policy anniversary after the later of: (a) two years from the date of adjustment; or (b) ten years from the date of issue. If the younger insured's age at original issue is over age 65, the minimum plan of protection will be less than ten years, as described on page 15.

(10) If you are disabled and receiving, or are entitled to receive, waiver of premium benefits under a Waiver of Premium Agreement attached to this Policy, no adjustments will be permitted, except as provided in the Waiver of Premium Agreement.

PROOF OF INSURABILITY We require proof of insurability for all adjustments resulting in an increase in face amount, except for increases made pursuant to an additional benefit agreement. In addition, except for partial surrenders to pay sub-standard risk premiums, we require proof of insurability for partial surrenders where, at the request of the policy owner, no reduction is made in the Policy's death benefit. Decreases in face amount or premium and increases in premium not resulting in any increase in death benefit do not require evidence of insurability. We may require evidence of insurability when a nonrepeating premium is paid if the death benefit of your Policy increases as a result of the payment of a nonrepeating premium.

CHARGES IN CONNECTION WITH POLICY ADJUSTMENTS In connection with a policy adjustment, we will make a special $95 charge to cover the administrative costs associated with processing the adjustment. If, however, the only policy adjustment is a partial surrender, the transaction charge shall be the lesser of $95 or 2 percent of the amount surrendered. In addition, because of the underwriting and selling expenses anticipated for any change resulting in an increase in premium, we will assess a new first year sales load on any increase in premium on adjustment. We will also assess an underwriting charge on any increase in face amount requiring evidence of insurability. See, for a further description of these charges, the section "Policy Charges" in this prospectus on page 31. Limiting the first year sales load and underwriting charge to the increased premium or face amount is in substance the equivalent of issuing a new Policy for the increase.

The chart below illustrates the effects of certain policy adjustments:

                ADJUSTMENT                                     EFFECT
Decrease the current face amount and keep    a scheduled decrease in the current face
the premiums the same                        amount, if any, will take place at a later
                    OR                       policy anniversary
Keep the current face amount and increase                        OR
the premiums                                 a scheduled decrease in the face amount
                                             will be eliminated
                                                                 OR
                                             the premium paying period will be
                                             shortened
Increase the current face amount and keep    a scheduled decrease in the current face
the premiums the same                        amount, if any, will take place at an
                    OR                       earlier policy anniversary
Keep the current face amount and decrease                        OR
the premiums                                 a scheduled decrease in the face amount
                    OR                       will occur
Make a partial surrender and keep the                            OR
premiums and face amount the same            the premium paying period will be
                                             lengthened
Stop base premium and keep the face amount   a scheduled decrease in the current face
the same                                     amount, if any, will take place at an
                                             earlier policy anniversary and no
                                             insurance will be provided after the
                                             decrease
                                                                 OR
                                             a scheduled decrease in the face amount
                                             will occur. However, you must continue to
                                             pay the charge for a sub-standard risk, or
                                             your Policy will lapse

APPLICATIONS AND POLICY ISSUE

Persons wishing to purchase a Policy must send a completed application to us at our home office. The minimum face amount we will issue on a Policy is $200,000 and we require an annual base premium on each Policy of at least $600. The minimum plan of insurance at policy issue is a protection plan which has a level face amount for a period of ten years. If the younger insured's age at original issue is over age 65, the minimum plan of protection will be less than ten years from the Policy date, as described on page 15. Both insureds must be between age 20 and age 85 inclusive when the Policy is issued. Before issuing any Policy, we require evidence of insurability satisfactory to us on both insureds. In some cases we will require a medical examination. Persons who present a lower mortality risk are offered the most favorable premium rates, while a higher premium is charged to persons with a greater mortality risk. Acceptance of an application is subject to our underwriting rules and we reserve the right to reject an application for any reason.

If we accept an application, accompanied by a check for all or at least one-twelfth of the annual premium, the policy date will be the issue date, which is the date the decision to accept the application and issue the Policy is made. The policy date will be used to determine subsequent policy anniversaries and premium due dates.

If we accept an application not accompanied by a check for the initial premium, a Policy will be issued with a policy date which is 25 days after the issue date. We have determined 25 days to be the normal time during which delivery of the Policy is expected to occur. We or our agent must receive the initial premium within 60 days after the issue date. No life insurance coverage is provided until the initial premium is paid. If the initial premium is paid after the policy date (and the policy date is not changed as described below), you will have paid for insurance coverage during a period when no coverage was in force. Therefore, in such circumstance you should consider requesting a current policy date, i.e., the date on which our home office receives the premium. You will be sent updated policy pages to reflect the change in policy date. This request should be made at or prior to the time you pay the initial premium.

In certain circumstances it may be to your advantage to have the policy date be the same as the issue date in order to preserve an issue age on which premium rates are based. In that case, all premiums due between the issue date and the date of delivery of the Policy must be paid on delivery.

When the Policy is issued, the face amount, premium, tabular cash values and a listing of any supplemental agreements are stated on the policy information pages of the policy form, page 1.

POLICY PREMIUMS

The Policy has a level scheduled premium until the second death or until the Policy becomes paid-up. We guarantee that we will not increase the amount of premiums for a Policy in force. Subject to the limitations discussed under the heading "Restrictions on Adjustments" in this prospectus on page 16, you may choose to adjust the Policy at any time and alter the amount of future premiums.

The premium required for a Policy will depend on the Policy's initial face amount; the plan of insurance; the insureds' ages at issue; sex, risk classification and tobacco use of each insured and the additional benefits associated with the Policy.

The first premium is due as of the policy date and must be paid on or before the date your Policy is delivered. Between the date we receive an initial premium for the Policy, either a full first premium or a partial premium, and the date insurance coverage commences under the Policy, insurance may be in effect under the terms of a temporary insurance agreement. All scheduled premiums after the first premium are payable on or before the date they are due and must be mailed to us at our home office. In some cases, you may elect to have premiums paid under our automatic payment plan through pre-authorized transfers from a bank checking account or such other account as your bank approves.

Scheduled premiums on the Policy are payable until the second death on an annual, semi-annual or quarterly basis on the due dates set forth in the Policy. You may also pay scheduled premiums monthly if you make arrangements for payments through an automatic payment plan established through your bank or if you meet the requirements to establish a payroll deduction plan through your employer. A scheduled premium may be paid no earlier than twenty days prior to the date that it is due. For premiums paid after the due date, see the paragraph following the heading "Lapse" in this section of the prospectus.

Charges for additional benefits and for sub-standard risks are deducted from premiums to calculate base premiums. From base premiums we deduct charges assessed against premiums and nonrepeating premiums to calculate net premiums.

Net premiums are allocated to the guaranteed principal account or sub-accounts of the Variable Life Account which, in turn, invest in Fund shares.

In rare circumstances, if we receive and allocate your premium before its due date, your Policy will become a modified endowment contract. (See the description of modified endowment contracts under the heading "Federal Tax Status" on page 38.) To prevent your Policy from becoming a modified endowment contract, we will hold your premium in a non-interest bearing account until its due date, at which time we will allocate your premium to the guaranteed principal account or sub-accounts of the Variable Life Account.

You make your selection on your application for the Policy. You may change your allocation instructions for future premiums by giving us a written request or by calling us at 1-800-277-9244 between the hours of 8 a.m. and 4:30 p.m., Central time, our regular business hours. You may also contact us through our Internet Online Service Center. The allocation to the guaranteed principal account or to any sub-account of the Variable Life Account must be in multiples of 5 percent of the net premium; after September 8, 2003 we will permit allocations in multiples of 1 percent of the net premium. We reserve the right to delay the allocation of net premiums to named sub-accounts for a period of up to 30 days after Policy issue or an adjustment. In no event will the delay extend beyond the free look period applied to the Policy in the state in which it is issued. If we exercise this right, net premiums will be allocated to the Money Market sub-account until the end of that period. This right, which has not been implemented to date, will be exercised by us only when we believe economic conditions make such an allocation necessary to reduce market risk during the free look period.

We reserve the right to restrict the allocation of premiums to the guaranteed principal account. If we do so, no more than 50 percent of the net premium may be allocated to the guaranteed principal account. Currently, we do not exercise such a restriction, and this restriction is not applicable when you are allocating all of your premiums to the guaranteed principal account as a conversion privilege.

NONREPEATING PREMIUMS The Policy also allows a you to pay a premium called a nonrepeating premium. This payment of premium is in addition to the scheduled premium payments called for by the terms of the Policy. While the payment of a nonrepeating premium generally does not cause an adjustment to the Policy, any such payment will be reflected in the tabular cash value of the Policy at issue or upon any later adjustment. The payment of a nonrepeating premium will increase the policy values you have available for investment in the Fund.

THE MAXIMUM NONREPEATING PREMIUM WE WILL ACCEPT IS THE AMOUNT SUFFICIENT TO CHANGE YOUR POLICY TO A PAID-UP WHOLE LIFE POLICY FOR THE THEN CURRENT FACE AMOUNT. THE MINIMUM NONREPEATING PREMIUM IS $500. We will bill annually, semi-annually or quarterly for nonrepeating premiums if a Policy has a total annual premium of at least $2,400 and if the total annual amount billed for nonrepeating premiums is at least $600. You may also arrange for monthly payments through an automatic payment plan established through your bank; in this situation, your base annual premium must be at least $2,400 and each nonrepeating premium must be at least $50. We may impose additional restrictions or refuse to permit nonrepeating premiums at our discretion.

The payment of a nonrepeating premium may have federal income tax consequences. See the heading "Federal Tax Status" in this prospectus on page 38.

PAID-UP POLICIES A POLICY IS PAID-UP WHEN NO ADDITIONAL PREMIUMS ARE REQUIRED TO PROVIDE THE FACE AMOUNT OF INSURANCE. We may or may not accept additional premiums. When a Policy becomes paid-up, the policy value will then equal or exceed the net single premium needed to purchase an amount of insurance equal to the face amount of the Policy. However, its actual cash value will continue to vary daily to reflect the investment experience of the Variable Life Account and any interest credited as a result of a policy loan. Once a Policy becomes paid-up, it will always retain its paid-up status regardless of any subsequent decrease in its policy value. However, on a paid-up Policy with indebtedness, where the actual cash value decreases to zero, a loan repayment may be required to keep the Policy in force. See the discussion in this prospectus under the heading "Policy Loans," below.

We will make a determination on each policy anniversary as to whether a Policy is paid-up. When a Policy becomes paid-up, we will send you a new page 1.

LAPSE YOUR POLICY MAY LAPSE IN ONE OF TWO WAYS: (1) IF A SCHEDULED PREMIUM IS NOT PAID; OR (2) IF THERE IS NO ACTUAL CASH VALUE WHEN THERE IS A POLICY LOAN.

As a scheduled premium policy, your Policy will lapse if a premium is not paid on or before the date it is due or within the 31-day grace period provided by the Policy. You may pay that premium during the 31-day period immediately following the premium due date. Your premium payment, however, must be received in our home office within the 31-day grace period. The insurance provided by this Policy will continue during this 31-day period. If the second death occurs during the 31-day grace period, we will deduct a premium for the 31-day grace period from the death proceeds.

If a Policy covers an insured in a sub-standard risk class, the portion of the scheduled premium equal to the charge for such risk will continue to be payable notwithstanding the adjustment to a stop premium mode. As with any scheduled premium, failure to pay the premium for the sub-standard risk within the grace period provided will cause the Policy to lapse.

If scheduled premiums are paid on or before the dates they are due or within the grace period, absent any policy loans, the Policy will remain in force even if the investment results of the sub-accounts have been so unfavorable that the actual cash value has decreased to zero. However, should the actual cash value decrease to zero while there is an outstanding policy loan the Policy will lapse, even if the Policy was paid-up and all scheduled premiums had been paid.

If the Policy lapses because not all scheduled premiums have been paid or if a Policy with a policy loan has no actual cash value, we will send you a notice of default that will indicate the payment required to keep the Policy in force on a premium paying basis. If the payment is not received within 31 days after the date of mailing the notice of default, the Policy will terminate or the nonforfeiture benefits will apply. For more information on lapse, see "Avoiding Lapse" below.

If at the time of any lapse a Policy has a surrender value, that is, an amount remaining after subtracting from the actual cash value all unpaid policy charges, we will use it to purchase extended term insurance. The extended term benefit is a fixed life insurance benefit calculated on the 1980 Commissioners Standard Ordinary Mortality Tables with 4 percent interest. As an alternative to the extended term insurance, you may have the surrender value paid to you in a single sum payment, thereby terminating the Policy. We will notify you that you must request a single sum payment of your surrender value within 62 days of the date of the first unpaid premium, or we will apply it to purchase extended term insurance, payable at the second death.

We determine the duration of the extended term benefit by applying the surrender value of your Policy as of the end of the grace period as a net single premium to buy fixed benefit term insurance. The extended term benefit is not provided through the Variable Life Account and the death benefit will not vary during the extended term insurance period. The amount of this insurance will be equal to the face amount of your Policy, less the amount of any policy loans at the date of lapse. During the extended term period a Policy has a surrender value equal to the reserve for the insurance coverage for the remaining extended term period. At the end of the extended term period all insurance provided by your Policy will terminate and the Policy will have no further value.

You may arrange for automatic premium loans to keep the Policy in force in the event that a scheduled premium payment is not made. For more information on this option, please see the heading "Policy Loans" in this prospectus on page 27.

REINSTATEMENT AT ANY TIME WITHIN THREE YEARS FROM THE DATE OF LAPSE YOU MAY ASK US TO RESTORE YOUR POLICY TO A PREMIUM PAYING STATUS. We will require:

     (1) your written request to reinstate the Policy;

     (2) that you submit to us at our home office during the lifetime of both insureds evidence satisfactory to us of the insurability of both insureds so that we may have time to act on the evidence during the lifetime of both insureds; and

     (3) at our option a premium payment which is equal to all overdue premiums with interest at a rate not to exceed 6 percent per annum compounded annually and any policy loan in effect at the end of the grace period following the date of default with interest at a rate not exceeding 8 percent per annum compounded annually. At the present time we do not require the payment of all overdue premiums, or the payment of interest on reinstated loans.

If your Policy is reinstated, it will be contestable for two years from the date of reinstatement as to representations contained in your request to reinstate.

AVOIDING LAPSE If your Policy has sufficient loan value, you can avoid a lapse due to the failure to pay a scheduled premium by arranging for an automatic premium loan. The effect of a policy loan on policy values and the restrictions applicable thereto are described under the caption "Policy Loans" on page 27 of this prospectus. An automatic premium loan is particularly advantageous for a policy owner who contemplates early repayment of the amount loaned, since it permits the policy owner to restore policy values without additional sales and underwriting charges. Automatic premium loans for the long term are generally not advantageous.

You may also avoid a lapse by adjusting your Policy to a zero base premium. We call this the stop premium mode. We will use the greater of your policy value or tabular cash value to determine a new plan of insurance based on the greater of the then current face amount or death benefit of the Policy and the assumption that no further base premiums will be paid. The new plan may be a term or protection plan, but unlike other term plans there will be no reduced face amount of coverage at the end of the protection period, because no further premiums will be payable. If at that time the Policy has a surrender value, we will use it to purchase extended term coverage or we will pay it to you in a single sum thereby terminating the Policy.

The insurance coverage resulting from an adjustment to a stop premium mode is similar to the coverage available under the extended term option. Under both, the coverage is available only for a limited period of time. There are, however, fundamental differences between the two. Extended term coverage is a fixed benefit with fixed cash values providing a longer guaranteed period of coverage than the same amount applied as a stop premium. The stop premium mode provides variable insurance with an actual cash value and, under the Protection Option, a death benefit that will vary with the actual cash value. Because the actual cash value continues to exist, we will continue to assess policy charges against the actual cash value while the Policy is on stop premium. For example, if a Policy covers an insured in a sub-standard risk class, the portion of the scheduled premium equal to the charge for such risk will continue to be payable.

There are also other differences which should be considered. In general, if you contemplate resuming premium payments at a future date, the stop premium mode may be more desirable in that you may resume premium payments at any time without evidence of insurability. The reinstatement option available during the extended term period requires proof of insurability and must be exercised within three years following the date of lapse.

If you do not contemplate resuming premium payments, your choice between permitting your Policy to lapse and adjusting it to a stop premium mode should depend on, first, whether the surrender value of your Policy at that time exceeds its tabular cash value and, second, whether you expect your Policy's policy value to exceed its tabular cash value in the future. If at the time of possible lapse your Policy's surrender value is less than its tabular cash value, you should consider adjusting to a stop premium mode because the period of insurance coverage will be based on the higher tabular cash value while the period of extended term coverage upon lapse would be computed on the basis of the lower surrender value. If the two values are the same, the period of guaranteed coverage under the extended term option will be longer than under the stop premium mode. Thus, you should be sure that the benefit of using the higher tabular cash value is not offset by the shorter period of guaranteed insurance coverage usually resulting from the stop premium mode.

On the other hand, if the surrender value of your Policy exceeds its tabular cash value, you should evaluate the benefit of a guaranteed longer period of insurance coverage under the extended term option against the possibility of longer coverage under the stop premium mode. With the stop premium mode there may be an available policy value at the end of the plan which could be used to continue the face amount of the Policy to a later time than provided under the extended term option. In considering this possibility, you should keep in mind that a Policy with the Cash Option death benefit is more likely to have a higher policy value than a comparable Policy with the Protection Option death benefit.

POLICY VALUES

The Policy has an actual cash value which varies with the investment experience of the guaranteed principal account and the sub-accounts of the Variable Life Account.

The actual cash value equals the Policy's interest in the guaranteed principal account and the sub-accounts of the Variable Life Account. It is determined separately for your guaranteed principal account actual cash value and for your separate account actual cash value. THE SEPARATE ACCOUNT ACTUAL CASH VALUE will include all sub-accounts of the Variable Life Account.

Unlike a traditional fixed benefit life insurance policy, a Policy's actual cash value cannot be determined in advance, even if scheduled premiums are made when required, because the separate account actual cash value varies daily with the investment performance of the sub-accounts. EVEN IF YOU CONTINUE TO PAY SCHEDULED PREMIUMS WHEN DUE, THE SEPARATE ACCOUNT ACTUAL CASH VALUE OF A POLICY COULD DECLINE TO ZERO BECAUSE OF UNFAVORABLE INVESTMENT EXPERIENCE AND THE ASSESSMENT OF CHARGES. Upon request, we will tell you the actual cash value of your Policy. We will also send you a report each year on the policy anniversary advising you of your Policy's actual cash value, the face amount and the death benefit as of the date of the report. It will also summarize Policy transactions during the year. The information in the report will be current as of a date within two months of its mailing.

THE GUARANTEED PRINCIPAL ACCOUNT ACTUAL CASH VALUE is the sum of all net premium payments allocated to the guaranteed principal account. This amount will be increased by any interest, dividends, loan repayments, policy loan interest credits and transfers into the guaranteed principal account. This amount will be reduced by any policy loans, unpaid policy loan interest, partial surrenders, transfers into the sub-accounts of the Variable Life Account and charges assessed against your guaranteed principal account actual cash value. Interest is credited on the guaranteed principal account actual cash value of your Policy. We credit interest daily at a rate of not less than 4 percent per year, compounded annually. We guarantee this minimum rate for the life of the Policy without regard to the actual experience of the general account. As conditions permit, we will credit additional amounts of interest to the guaranteed principal account actual cash value. YOUR GUARANTEED PRINCIPAL ACCOUNT ACTUAL CASH VALUE IS GUARANTEED BY US. It cannot be reduced by any investment experience of the general account.

We determine each portion of a Policy's separate account actual cash value separately. The separate account actual cash value is not guaranteed. WE DETERMINE THE SEPARATE ACCOUNT ACTUAL CASH VALUE BY MULTIPLYING THE CURRENT NUMBER OF SUB-ACCOUNT UNITS CREDITED TO A POLICY BY THE CURRENT SUB-ACCOUNT UNIT VALUE. A unit is a measure of your Policy's interest in a sub-account. The number of units credited with respect to each net premium payment is determined by dividing the portion of the net premium payment allocated to each sub-account by the then current unit value for that sub-account. The number of units so credited is determined as of the end of the valuation period during which we receive your premium at our home office.

Once determined, the number of units credited to your Policy will not be affected by changes in the unit value. However, the number will be increased by the allocation of subsequent net premiums, nonrepeating premiums, dividends, loan repayments, loan interest credits and transfers to that sub-account. The number of units will be decreased by policy charges to the sub-account, policy loans and loan interest, transfers from that sub-account and partial surrenders from that sub-account. The number of units will decrease to zero on a policy surrender, the purchase of extended term insurance or termination.

The unit value of a sub-account will be determined on each valuation date. The amount of any increase or decrease will depend on the net investment experience of that sub-account. The value of a unit for each sub-account was originally set at $1.00 on the first valuation date. For any subsequent valuation date, its value is equal to its value on the preceding valuation date multiplied by the net investment factor for that sub-account for the valuation period ending on the subsequent valuation date.

The net investment factor for a valuation period is: the gross investment rate for such valuation period, less a deduction for the mortality and expense risk charge under this Policy which is assessed at an annual rate of .50 percent against the average daily net assets of each sub-account of the Variable Life Account. The gross investment rate is equal to:

     (1) the net asset value per share of a Fund share held in the sub-account of the Variable Life Account determined at the end of the current valuation period; plus

     (2) the per share amount of any dividend or capital gain distributions by the Funds if the "ex-dividend" date occurs during the current valuation period; with the sum divided by

     (3) the net asset value per share of that Fund share held in the sub-account determined at the end of the preceding valuation period.

We determine the value of the units in each sub-account on each day on which the Portfolios of the Funds are valued. The net asset value of the Funds' shares is computed once daily, and, in the case of the Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (as of the date hereof the primary close of trading is 3:00 p.m. (Central time), but this time may be changed) on each day, Monday through Friday, except:

     (1) days on which changes in the value of the Funds' portfolio securities will not materially affect the current net asset value of the Funds' shares,

     (2) days during which no Funds' shares are tendered for redemption and no order to purchase or sell the Funds' shares is received by the Fund, and

     (3) customary national business holidays on which the New York Stock Exchange is closed for trading.

Although the actual cash value for each Policy is determinable on a daily basis, we update our records to reflect that value on each monthly anniversary. We also make policy value determinations on the date of the second death and on a policy adjustment, surrender, and lapse. When the policy value is determined, we will assess and update to the date of the transaction those charges made against your actual cash value, namely the administration charge not to exceed $15 per month, the face amount guarantee charge not to exceed 3 cents per thousand of face amount per month, and the cost of insurance charge. Increases or decreases in policy values will not be uniform for all Policies but will be affected by policy transaction activity, cost of insurance charges and the existence of policy loans.

TRANSFERS The Policy allows for transfers of the actual cash value between the guaranteed principal account and the Variable Life Account or among the sub-accounts of the Variable Life Account. You may request a transfer at any time or you may arrange in advance for systematic transfers; systematic transfers are transfers of specified dollar or unit value amounts to be made periodically among the sub-accounts and the guaranteed principal account, subject to a maximum of 20 accounts. One type of systematic transfer is known as an automatic portfolio rebalancing ("APR"). Following your written instructions as to the percentage of your actual cash value you wish to have in each of your sub-accounts, we will transfer amounts to and from those sub-accounts to achieve the percentages you desire.

WE RESERVE THE RIGHT TO LIMIT THE AMOUNT TO BE TRANSFERRED TO OR FROM A SUB-ACCOUNT OR THE GUARANTEED PRINCIPAL ACCOUNT TO AT LEAST $250. If the actual cash value is less than $250, the entire actual cash value attributable to that sub-account or the guaranteed principal account must be transferred. If a transfer would reduce the actual cash value in the sub-account from which the transfer is to be made to less than $250, we reserve the right to include that remaining sub-account actual cash value in the amount transferred. We will make the transfer on the basis of sub-account unit values as of the end of the valuation period during which your written or telephone request is received at our home office. A transfer is subject to a transaction charge, not to exceed $25, for each transfer of actual cash value among the sub-accounts and the guaranteed principal account. Currently there is no charge for systematic transfers. There is a charge of $10 only for non-systematic transfers in excess of 12 per year. Establishing a systematic transfer program will be deemed to be a non-systematic transfer for purposes of determining the transfer charge. None of these requirements will apply when you are transferring all of the policy value to the guaranteed principal account as a conversion privilege.

Your instructions for transfer may be made in writing or you, or your agent if authorized by you, may make such changes by telephone. To do so, you may call us at 1-800-277-9244 between the hours of 8:00 a.m. and 4:30 p.m., Central time, our regular business hours. Policy owners may also submit their requests for transfer, surrender or other transactions to us by facsimile (FAX)

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transmission. Our FAX number is (651) 665-4194. You may also contact us through our Internet Online Service Center.

Transfers made pursuant to a telephone call or through the Internet are subject to the same conditions and procedures as would apply to written transfer requests. During periods of marked economic or market changes, you may have difficulty making a telephone or online request due to a heavy volume of telephone calls or internet activity. In such a circumstance, you should consider submitting a written transfer request while continuing to attempt a telephone or internet transaction. We reserve the right to restrict the frequency of, or otherwise modify, condition, terminate or impose charges upon, telephone or internet transfer privileges. For more information on telephone or internet transactions, contact us.

With all telephone or internet transactions, we will employ reasonable procedures to satisfy ourselves that instructions received from policy owners are genuine and, to the extent that we do not, we may be liable for any losses due to unauthorized or fraudulent instructions. We require policy owners to identify themselves through policy numbers, social security numbers and such other information we deem reasonable. We record telephone transfer instruction conversations and we provide the policy owners with a written confirmation of the telephone or internet transfer.

The maximum amount of actual cash value to be transferred out of the guaranteed principal account to the sub-accounts of the Variable Life Account may be limited to 20 percent of the guaranteed principal account balance. Transfers to or from the guaranteed principal account may be limited to one such transfer per policy year. Neither of these restrictions will apply when you are transferring all of the policy value to the guaranteed principal account as a conversion privilege.

Transfers from the guaranteed principal account may be made by a written or telephone request or through the internet. Your request must be received by us or postmarked in the 30-day period before or after the last day of the policy year. Currently, we do not impose this time restriction. Written requests for transfers which meet these conditions will be effective after we approve and record them at our home office.

The Funds may restrict the amounts or frequency of transfers to or from the sub-accounts of the separate account in order to protect fund shareholders. You will be notified in writing if a transfer is restricted or rejected.

In the case of a transfer, the charge is assessed against the amount transferred.

DEATH BENEFIT OPTIONS

The death benefit provided by the Policy depends upon the death benefit option you choose. You may choose one of two available death benefit options -- the CASH OPTION or the PROTECTION OPTION. If you fail to make an election, the Cash Option will be in effect. The scheduled premium for a Policy is the same no matter which death benefit option you choose. At no time will the death benefit be less than the larger of the then current face amount or the amount of insurance that could be purchased using the policy value as a net single premium.

CASH OPTION Under the Cash Option, the death benefit will be the current face amount at the time of the second death. The death benefit will not vary unless the policy value exceeds the net single premium for the then current face amount. At that time, the death benefit will be the greater of the face amount of the Policy or the amount of insurance which could be purchased at the date of the second death by using the policy value as a net single premium.

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PROTECTION OPTION  The death benefit provided by the Protection Option will vary with the investment experience of the allocation options you select, any interest credited as a result of a policy loan and the extent to which we assess lower insurance charges than those maximums derived from the 1980 Commissioners Standard Ordinary Mortality Tables.

Before the policy anniversary nearest the younger insured's age 70, and with both the Protection Option and the Amended Protection Option, if you have chosen that Option, the amount of the death benefit is equal to the policy value, plus the larger of:

     (a) the then current face amount; and

     (b) the amount of insurance which could be purchased using the policy value as a net single premium.

At the policy anniversary nearest the younger insured's age 70, we will automatically adjust the face amount of your Policy to equal the death benefit immediately preceding the adjustment. The Protection Option is only available until the policy anniversary nearest the younger insured's age 70; at that time we will convert the death benefit option to the Cash Option. With the Amended Protection Option, after the policy anniversary nearest the younger insured's age 70, the amount of the death benefit is equal to the current face amount or, if the policy value is greater than the tabular cash value (see the description on page 15) at the date of the second death, the current face amount plus an additional amount of insurance which could be purchased by using that difference between values as a net single premium.

CHOOSING THE DEATH BENEFIT OPTION The different death benefit options meet different needs and objectives. If you are satisfied with the amount of your insurance coverage and wish to have any favorable policy performance reflected to the maximum extent in increasing actual cash values, you should choose the Cash Option. The Protection Option results primarily in an increased death benefit. In addition, there are other distinctions between the two options which may influence your selection. In the event of a superior policy performance, the Cash Option will result in a Policy becoming paid-up more rapidly than the Protection Option. This is because of larger cost of insurance charges under the Protection Option resulting from the additional amount of death benefit provided under that option. But under the Cash Option favorable policy experience does not increase the death benefit unless the policy value exceeds the net single premium for the then current face amount, and the beneficiary will not benefit from any larger actual cash value which exists at the time of the second death because of the favorable policy experience.

You may change the death benefit option while the Policy is in force by filing a written request with us at our home office. We may require that you provide us with satisfactory evidence of the insurability of both insureds before we make a change to the Protection Option. The change will take effect when we approve and record it in our home office. A change in death benefit option may have federal income tax consequences. See the heading "Federal Tax Status" in this prospectus on page 38.

POLICY LOANS

You may borrow from us using only your Policy as the security for the loan. THE TOTAL AMOUNT OF YOUR LOAN MAY NOT EXCEED 90 PERCENT OF YOUR POLICY VALUE. A loan taken from, or secured by a Policy, may have federal income tax consequences. See the heading "Federal Tax Status" in this prospectus on page 38.

The policy value is the actual cash value of your Policy plus any policy loan. Any policy loan paid to you in cash must be in an amount of at least $100. Policy loans in smaller amounts are allowed

                                                                         Page 27
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under the automatic premium loan provision. We will deduct interest on the loan in arrears. You may obtain a policy loan with a written request or by calling us at 1-800-277-9244 between the hours of 8:00 a.m. and 4:30 p.m., Central time, our regular business hours. If you call us you will be asked, for security purposes, for your personal identification and policy number. The Policy will be the only security required for your loan. We will determine your policy value as of the date we receive your request at our home office.

When you take a loan, we will reduce both the death benefit and the actual cash value by the amount you borrow and any unpaid interest. Unless you direct us otherwise, we will take the policy loan from your guaranteed principal account actual cash value and separate account actual cash value in the same proportion that those values bear to each other and, as to the actual cash value in the separate account, from each sub-account in the proportion that the actual cash value in such sub-account bears to your actual cash value in all of the sub-accounts. The number of units to be sold will be based upon the value of the units as of the end of the valuation period during which we receive your loan request at our home office. This amount shall be transferred to the loan account. The loan account continues to be part of the Policy in the general account. A policy loan has no immediate effect on policy value since at the time of the loan the policy value is the sum of your actual cash value and any policy loan.

The actual cash value of your Policy may decrease between premium due dates. Unfavorable investment experience and the assessment of charges could cause your separate account actual cash value to decline to zero. IF YOUR POLICY HAS INDEBTEDNESS AND NO ACTUAL CASH VALUE, THE POLICY WILL LAPSE and there may be adverse tax consequences; see the Federal Tax Status section on page 38. In this event, to keep your Policy in force, you will have to make a loan repayment. We will give you notice of our intent to terminate the Policy and the loan repayment required to keep it in force. The time for repayment will be within 31 days after our mailing of the notice.

POLICY LOAN INTEREST The interest rate on a policy loan will not be more than the rate shown on page 1 of your Policy. The interest rate charged on a policy loan will not be more than that permitted in the state in which the Policy is delivered.

Policy loan interest is due:

     - on the date of the second death

     - on a policy adjustment, surrender, lapse, a policy loan transaction

     - on each policy anniversary.

If you do not pay the interest on your loan in cash, your policy loan will be increased and your actual cash value will be reduced by the amount of the unpaid interest. The new loan will be subject to the same rate of interest as the loan in effect.

We will also credit interest to your Policy when there is a policy loan. Interest credits on a policy loan shall be at a rate which is not less than your policy loan interest rate minus 2 percent per year. We allocate policy loan interest credits to your actual cash value as of the date of the second death, on a policy adjustment, surrender, lapse, a policy loan transaction and on each policy anniversary. We allocate interest credits to the guaranteed principal account and separate account following your instructions to us for the allocation of net premiums.

Currently, the loan account credits interest, as described above, at a rate which is not less than your policy loan interest rate minus 2 percent per year. However, depending on the insured's age and the period of time that the Policy has been in force, we may credit the Policy with interest at a more favorable rate. Under our current procedures, if all the conditions are met, we will credit your loan

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

at a rate which is equal to the policy loan rate minus .25 percent per year. The conditions which must be met are: (a) the age of either insured must be age 55 or older as of the last policy anniversary; and (b) the number of years during which the Policy has been in force as a VAL-SD Policy, must be greater than or equal to 10.

Policy loans may also be used as automatic premium loans to keep your Policy in force if a premium is unpaid at the end of the grace period. If you asked for this service in your application, or if you write us and ask for this service after your Policy has been issued, we will make automatic premium loans. You can also write to us at any time and tell us you do not want this service. If you have this service and you have not paid the premium that is due before the end of the grace period, we will make a policy loan to pay the premium. Interest on such a policy loan is charged from the date the premium was due. However, in order for an automatic premium loan to occur, the amount available for a loan must be enough to pay at least a quarterly premium. If the loan value is not enough to pay at least a quarterly premium, your Policy will lapse.

POLICY LOAN REPAYMENTS If your Policy is in force, you can repay your loan in part or in full at any time before the second death. Your loan may also be repaid within 60 days after the date of the second death, if we have not paid any of the benefits under the Policy. Any loan repayment must be at least $100 unless the balance due is less than $100. We will waive this minimum loan repayment provision for loan repayments made under our automatic payment plan where loan repayments are in an amount of at least $25.

We allocate loan repayments to the guaranteed principal account until all loans from the guaranteed principal account have been repaid. Thereafter, we allocate loan repayments to the guaranteed principal account or the sub-accounts of the Variable Life Account as you direct. In the absence of your instructions, we will allocate loan repayments to the guaranteed principal account actual cash value and separate account actual cash value in the same proportion that those values bear to each other and, as to the actual cash value in the separate account, to each sub-account in the proportion that the actual cash value in such sub-account bears to your actual cash value in all of the sub-accounts.

Loan repayments reduce your loan account by the amount of the loan repayment.

A policy loan, whether or not it is repaid, will have a permanent effect on the policy value because the investment results of the sub-accounts will apply only to the amount remaining in the sub-accounts. The effect could be either positive or negative. If net investment results of the sub-accounts are greater than the amount being credited on the loan, the policy value will not increase as rapidly as it would have if no loan had been made. If investment results of the sub-accounts are less than the amount being credited on the loan, the policy value will be greater than if no loan had been made.

SURRENDER

You may request a surrender or partial surrender of your Policy at any time while either insured is living. The surrender value of the Policy is the actual cash value minus unpaid policy charges which are assessed against actual cash value. We determine the surrender value as of the end of the valuation period during which we receive your surrender request at our home office. You may surrender the Policy by sending us the Policy and a written request for its surrender. You may request that the surrender value be paid to you in cash or, alternatively, be applied on a settlement option or to provide extended term insurance.

We will also permit a partial surrender of the actual cash value of the Policy in any amount of $500 or more. In addition, the amount of a partial surrender may not exceed the amount available as a policy loan.

With the Cash Option death benefit, if the Policy is not paid-up, the face amount of the Policy will be reduced by the amount of the partial surrender. If the Policy is paid-up, the death benefit will be reduced so as to retain the same ratio between the policy value and the death benefit of the Policy as existed prior to the partial surrender.

With the Protection Option death benefit, the face amount of the Policy is not changed by the amount of the partial surrender. However, if the Policy is not paid-up, the death benefit of the Policy will be reduced by the amount of the partial surrender; if the Policy is paid-up, the death benefit of the Policy will be reduced so as to retain the ratio between the policy value and the death benefit of the Policy as existed prior to the partial surrender.

We are currently waiving the restriction requiring a minimum amount for a partial surrender where a partial withdrawal from a Policy, which is on stop premium, is being used to pay premiums for sub-standard risks or premiums on any benefits and riders issued as part of the Policy. Transaction fees otherwise applicable to such a partial surrender are also waived.

On a partial surrender, you may tell us which Variable Life Account sub-accounts from which a partial surrender is to be taken or whether it is to be taken in whole or in part from the guaranteed principal account. If you do not, we will deduct partial surrenders from your guaranteed principal account actual cash value and separate account actual cash value in the same proportion that those values bear to each other and, as to the actual cash value in the separate account, from each sub-account in the proportion that the actual cash value in such sub-account bears to your actual cash value in all of the sub-accounts. We will tell you, on request, what amounts are available for a partial surrender under your Policy.

We will pay a surrender or partial surrender as soon as possible, but not later than seven days after our receipt of your written request for surrender. However, if any portion of the actual cash value to be surrendered is attributable to a premium or nonrepeating premium payment made by non-guaranteed funds such as a personal check, we will delay mailing that portion of the surrender proceeds until we have reasonable assurance that the payment has cleared and that good payment has been collected. The amount you receive on surrender may be more or less than the total premiums paid for your Policy.

FREE LOOK

It is important to us that you are satisfied with this Policy after it is issued. If you are not satisfied with it, you may return the Policy to us or your agent by the later of:

     (1) ten days after you receive it;

     (2) 45 days after you have signed the application; or

     (3) ten days after we mail to you a notice of your right of withdrawal.

If you return the Policy, you will receive within seven days of the date we receive your notice of cancellation a full refund of the premiums you have paid.

If the Policy is adjusted, as described under the heading "Policy Adjustments" in this prospectus on page 15, and if the adjustment results in an increased premium, you will again have a right to examine the Policy and you may return the Policy within the time periods stated above. If you

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

return the Policy, the requested premium adjustment will be cancelled. You will receive a refund of the additional premiums paid within seven days of the date we receive your notice of cancellation for that adjustment.

CONVERSION

As a conversion privilege, you can obtain fixed insurance coverage by transferring all of the policy value to the guaranteed principal account and thereafter allocating all premiums to that account.

POLICY EXCHANGE

So long as both insureds are alive, you may ask us to exchange this Policy for two individual policies, insuring each of the insureds separately. We will require evidence of insurability to make the exchange. The two new policies will be issued on the variable or fixed policy form we are using on the date of the exchange; each new policy will have one-half the death benefit, cash value, loan and dividends of this Policy.

POLICY CHARGES

PREMIUM CHARGES Premium charges vary depending on whether the premium is a scheduled premium or a nonrepeating premium. Generally, the word "premium" when used in this prospectus means a scheduled premium only. Charges for sub-standard risks and for additional agreements are deducted from the premium, to calculate the base premium. The SUB-STANDARD RISK CHARGE is for providing the death benefit for policies whose mortality risks exceed the standard. Charges for additional agreements are shown in the Summary Fee Tables on page 3.

From base premiums we deduct a sales load, an underwriting charge, a premium tax charge and a federal tax charge.

     (1) The SALES LOAD consists of a deduction from each premium of 7 percent and it may also include a first year sales load deduction not to exceed 23 percent. The first year sales load will apply only to base premiums, scheduled to be paid in the 12 month period following either the policy date, or any policy adjustment involving an increase in base premium or any policy adjustment occurring during a period when a first year sales load is being assessed. It will also apply only to that portion of an annual base premium necessary for an original issue whole life plan of insurance. In other words, for base premiums greater than this whole life premium, the amount of the base premium in excess of such whole life base premium will be subject only to the 7 percent basic sales load.

         Only adjustments that involve an increase in base premium will result in additional first year sales load being assessed on that increase in premium. If any adjustment occurs during a period when a first year sales load is being collected and the adjustment results in an increase in base premium, an additional first year sales load, not to exceed 23 percent of the increase in base premium, will be added to the uncollected portion of the first year sales load that was being collected prior to the adjustment. This total amount of first year sales load will then be collected during the 12 month period following the adjustment.

         If any adjustment occurs during the 12 month period when a first year sales load is being collected and the adjustment does not result in an increase in base premium, the first year sales load percentage, not to exceed 23 percent, that was in effect prior to the adjustment is multiplied by the base premium in effect after the adjustment; this number is then multiplied by a fraction equal to the number of months remaining in the previous

                                                                         Page 31
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         12 month period divided by 12. This amount of first year sales load will then be collected during the 12 month period following the adjustment.

         All of the sales load charges are designed to average not more than 9 percent of the base premiums over the lesser of: the joint life expectancy of the insureds at policy issue or adjustment; or 15 years from the policy issue or adjustment; or the premium paying period. Compliance with the 9 percent ceiling will be achieved by reducing the amount of the first year sales load, if necessary. For examples of how we compute sales load charges, see the Appendix A "Example of Sales Load Computations" in this prospectus on page 46.

         The sales load is designed to compensate us for distribution expenses incurred with respect to the Policies. The amount of the sales load in any policy year cannot be specifically related to sales expenses for that year. To the extent that sales expenses are not recovered from the sales load, we will recover them from our other assets or surplus including profits from mortality and expense risk charges.

         It should be noted that the sales load charges are designed to be spread over time and they assume a continuation of the Policy. Early adjustment of the Policy to lower premium levels or early surrender of policy values will have the effect of increasing the portion of premium payments used for sales load charges. In addition, because a first year sales load is applied to increases in premium, a pattern of increases and decreases in premium should be avoided.

     (2) The UNDERWRITING CHARGE currently is an amount not to exceed $10 per $1,000 of face amount of insurance. This amount may vary by the age of the insureds and the premium level for a given amount of insurance. This charge is made ratably from premiums scheduled to be paid during the first policy year and during the twelve months following certain policy adjustments. The underwriting charge is designed to compensate us for the administrative costs associated with issuance or adjustment of the Policies, including the cost of processing applications, conducting medical exams, classifying risks, determining insurability and risk class and establishing policy records. This charge is not guaranteed, so that on a policy adjustment the then current underwriting charge will apply to any increase in face amount which requires new evidence of insurability. In the event of a policy adjustment which results in a face amount increase and no base premium, you must remit the underwriting charge attributable to the policy adjustment to us prior to the effective date of the adjustment. Otherwise we will assess the charge against your actual cash value as a transaction charge on adjustment.

     (3) The PREMIUM TAX CHARGE of 2.5 percent is deducted from each base premium. This charge is designed to cover the aggregate premium taxes we pay to state and local governments for this class of policies. Currently premium taxes imposed by the states vary from .75 percent to
         3.5 percent. We do not guarantee this charge and it may be increased in the future, but only as necessary to cover our premium tax expenses.

     (4) The FEDERAL TAX CHARGE of 1.25 percent is deducted from each base premium. This charge is designed to cover a federal tax related to premium payments. This charge is not guaranteed and may be increased in the future, but only as necessary to cover the federal tax related to premium payments.

NONREPEATING PREMIUMS Nonrepeating premiums are currently subject to the 2.5 percent premium tax charge and the 1.25 percent federal tax charge, but not to a sales load charge. We do not assess an underwriting charge against nonrepeating premiums.

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ACTUAL CASH VALUE CHARGES  In addition to deductions from premiums and nonrepeating premiums, we assess from the actual cash value of a Policy an administration charge, the face amount guarantee charge, certain transaction charges and the cost of insurance charge. These charges are as follows:

     (1) The ADMINISTRATION CHARGE is designed to cover certain of our administrative expenses, including those attributable to the records maintained for your Policy. The administration charge is guaranteed not to exceed $15 per month. Currently we charge $10 per month.

     (2) The FACE AMOUNT GUARANTEE CHARGE is guaranteed not to exceed 3 cents per thousand dollars of face amount per month. Currently we charge 2 cents per thousand dollars. This charge is designed to compensate us for our guarantee that the death benefit will always be at least equal to the current face amount in effect at the time of the second death regardless of the investment performance of the sub-accounts in which net premiums have been invested. The face amount of a Policy at issue or adjustment and the appropriate premium therefor reflect a "tabular cash value" (defined on page 15 above) based upon an assumed annual rate of return of 4 percent. If the policy value is less than the tabular cash value at the time of the second death, it will not be sufficient to support the face amount of the Policy under the actuarial assumptions made in designing the Policy. The face amount guarantee is a guarantee that the face amount will be available as a death benefit notwithstanding the failure of the Policy to perform in accordance with the assumptions made in its design. Thus, even if the policy value should be less than the amount needed to pay the deductions to be made from the actual cash value on the next monthly policy anniversary, see discussion below, the Policy's guaranteed death benefit will remain in effect and the Policy will remain in force.

     (3) The COST OF INSURANCE CHARGE compensates us for providing the death benefit under a Policy. The charge is calculated by multiplying the net amount at risk under your Policy by a rate which is based on the age, gender, risk class, and the tobacco use of each insured. The rate also reflects the plan of insurance and any policy adjustments since issue. The rate is guaranteed not to exceed the maximum charges for mortality derived from the 1980 Commissioners Standard Ordinary Mortality Tables. The net amount at risk is the death benefit under your Policy less your policy value. The net amount at risk varies with investment performance, payment of premiums and policy charges. Where circumstances require, we will base our rates on "unisex," rather than sex-based, mortality tables.

     (4) The TRANSACTION CHARGES are for expenses associated with processing transactions. There is a POLICY ADJUSTMENT TRANSACTION CHARGE of $95 for each policy adjustment (a change in premium, face amount or plan of insurance).

         We also reserve the right to make a TRANSFER TRANSACTION CHARGE, not to exceed $25, for each transfer of actual cash value among the guaranteed principal account and the sub-accounts of the Variable Life Account. Currently we charge $10 only for non-systematic transfers in excess of 12 per year. Establishing a systematic transfer program will be deemed to be a non-systematic transfer for purposes of determining the transfer charge.

         If the only policy adjustment is a partial surrender, the PARTIAL SURRENDER TRANSACTION CHARGE shall be the lesser of $95 or 2 percent of the amount surrendered.

We assess administration, face amount guarantee and cost of insurance charges against your actual cash value on the monthly policy anniversary. In addition, we assess such charges on the occurrence of the second death, policy surrender, lapse or a policy adjustment.

                                                                         Page 33
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We assess transaction charges against your actual cash value at the time of a policy adjustment or when a transfer is made. In the case of a transfer, the charge is assessed against the amount transferred.

Ordinarily, we assess charges against your guaranteed principal account actual cash value and separate account actual cash value in the same proportion that those values bear to each other and, as to the actual cash value in the separate account, from each sub-account in the proportion that the actual cash value in such sub-account bears to your actual cash value in all of the sub-accounts. However, if you instruct us in writing, we will assess the administration charge and the cost of insurance charge against a sub-account or sub-accounts that you specify.

SEPARATE ACCOUNT CHARGES We assess a mortality and expense risk charge directly against the assets held in the Variable Life Account. The mortality and expense risk charge compensates us for assuming the risks that cost of insurance charges will be insufficient to cover actual mortality experience and that the other charges will not cover our expenses in connection with the Policy. We deduct the mortality and expense risk charge from Variable Life Account assets on each valuation date at an annual rate of .50 percent of the average daily net assets of the Variable Life Account.

We reserve the right to charge or make provision for any taxes payable by us with respect to the Variable Life Account or the Policies by a charge or adjustment to such assets. No such charge or provision is made at the present time.

PORTFOLIO COMPANY CHARGES Charges are deducted from and expenses paid out of the assets of the Fund Portfolio Companies, as described in the prospectuses for those companies.

POLICIES ISSUED IN EXCHANGE We will modify or waive certain charges assessed against base premiums as described above in situations where policy owners of our existing joint life policies wish to exchange their policies for the Policies described herein. These policy owners may do so, subject to their application for this Policy and our approval of the exchange. An EXCHANGE ADMINISTRATIVE CHARGE of $250 is currently required for the exchange.

In those situations where a Policy is issued in exchange for a current policy issued by us, we will not assess any charges, except for the administrative charge, to the existing cash values at the time they are transferred to the Policy. Subsequent premium payments, absent adjustment and unless the exchanged policy was not in force for at least one year, will not be subject to a first year sales load or underwriting charge at the established face amount and the level of premiums of the exchanged policy. All other charges will apply to the Policy and premiums paid under it thereafter.

OTHER POLICY PROVISIONS

BENEFICIARY When we receive proof satisfactory to us of the second death, we will pay the death proceeds of a Policy to the beneficiary or beneficiaries named in the application for the Policy unless the owner has changed the beneficiary. In that event, we will pay the death proceeds to the beneficiary named in the last change of beneficiary request as provided below. You must give us proof of the first death as soon as is reasonably possible, even though no death benefit is payable at the first death.

If a beneficiary dies before the second death, that beneficiary's interest in the Policy ends with that beneficiary's death. Only those beneficiaries who are living at the second death will be eligible to share in the death proceeds. If no beneficiary is living at the second death we will pay the death proceeds of this Policy to the owner, if living, otherwise to the owner's estate, or, if the owner is a corporation, to it or its successor.

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If both insureds die under circumstances which make it impossible to determine the order of their deaths, we will assume that the older insured died first.

You may change the beneficiary designated to receive the proceeds. If you have reserved the right to change the beneficiary, you can file a written request with us to change the beneficiary. If you have not reserved the right to change the beneficiary, the written consent of the irrevocable beneficiary will be required.

Your written request will not be effective until it is recorded in our home office. After it has been so recorded, it will take effect as of the date you signed the request. However, if the second death occurs before the request has been so recorded, the request will not be effective as to those death proceeds we have paid before your request was recorded in our home office records.

PAYMENT OF PROCEEDS The amount payable as death proceeds upon the second death will be the death benefit provided by the Policy, plus any additional insurance provided by an additional benefit agreement, if any, minus any policy charges and minus any policy loans. In addition, if the Cash Option is in effect at the second death, we will pay to the beneficiary any part of a paid premium that covers the period from the end of the policy month in which the second death occurred to the date to which premiums are paid. Normally, we will pay any policy proceeds within seven days after our receipt of all the documents required for such a payment. Other than the death proceeds, which are determined as of the date of the second death, we will determine the amount of payment as of the end of the valuation period during which a request is received at our home office.

We reserve the right to defer policy payments, including policy loans, for up to six months from the date of your request, if such payments are based upon policy values which do not depend on the investment performance of the Variable Life Account. In that case, if we postpone a payment other than a policy loan payment for more than 31 days, we will pay you interest at 3 percent per year for the period beyond that time that payment is postponed. For payments based on policy values which do depend on the investment performance of the Variable Life Account, we may defer payment only:

     (1) for any period during which the New York Stock Exchange is closed for trading (except for normal holiday closing); or

     (2) when the SEC has determined that a state of emergency exists which may make such payment impractical.

SETTLEMENT OPTIONS The proceeds of a Policy will be payable if the Policy is surrendered, or we receive proof satisfactory to us of the second death. These events must occur while the Policy is in force. We will pay the proceeds at our home office and in a single sum unless a settlement option has been selected. We will deduct any indebtedness and unpaid charges from the proceeds. Proof of any claim under this Policy must be submitted in writing to our home office.

We will pay interest on single sum death proceeds from the date of the second death until the date of payment. Interest will be at an annual rate determined by us, but never less than 3 percent.

The proceeds of a Policy may be paid in other than a single sum and you may, before the second death, request that we pay the proceeds under one of the Policy's settlement options. We may also use any other method of payment that is agreeable to both you and us. A settlement option may be selected only if the payments are to be made to a natural person in that person's own right and only if the periodic installment or interest payment is at least $20.

Each settlement option is payable in fixed amounts as described below. The payments do not vary with the investment performance of the Variable Life Account.

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OPTION 1 -- INTEREST PAYMENTS

We will pay interest on the proceeds at such times and for a period that is agreeable to you and us. Withdrawals of proceeds may be made in amounts of at least $500. At the end of the period, any remaining proceeds will be paid in either a single sum or under any other method we approve.

OPTION 2 -- PAYMENTS FOR A SPECIFIED PERIOD

We will make payments for a specified number of years. The amount of guaranteed payments for each $1,000 of proceeds applied is as shown in the Policy. Monthly payments for periods not shown and current rates are available from us at your request.

OPTION 3 -- LIFE INCOME

We will make payments monthly during the lifetime of the person who is to receive the income and terminating with the last monthly payment immediately preceding that person's death. We may require proof of the age and gender of the annuitant. The amount of guaranteed payments for each $1,000 of proceeds applied is as shown in the Policy. Monthly payments for ages not shown and current rates are available from us at your request.

OPTION 4 -- PAYMENTS OF A SPECIFIED AMOUNT

We will pay a specified amount until the proceeds and interest are fully paid.

If you request a settlement option, you will be asked to sign an agreement covering the election which will state the terms and conditions of the payments. Unless you elect otherwise, a beneficiary may select a settlement option after the second death.

The minimum amount of interest we will pay under any settlement option is 3 percent per year. Additional interest earnings, if any, on deposits under a settlement option will be payable as we determined.

ASSIGNMENT The Policy may be assigned. The assignment must be in writing and filed at our home office. We assume no responsibility for the validity or effect of any assignment of the Policy or of any interest in it. Any proceeds which become payable to an assignee will be payable in a single sum. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.

MISSTATEMENT OF AGE If the date of birth of either insured has been misstated, we will adjust the amount of proceeds payable under the Policy to reflect cost of insurance charges based upon the insured's correct date of birth.

INCONTESTABILITY After a Policy has been in force during the lifetimes of both insureds for two years from the original policy date, we cannot contest the Policy, except for fraud or for nonpayment of premium. However, if there has been a face amount increase or a reinstatement for which we required evidence of insurability, we may contest that increase or the reinstatement for two years with respect to information provided at that time, during the lifetimes of both insureds, from the effective date of the increase or the reinstatement.

SUICIDE If either insured, whether sane or insane, dies by suicide, within two years of the original policy date, our liability will be limited to an amount equal to the premiums paid for the Policy. If there has been a face amount increase for which we required evidence of insurability, and if either insured dies by suicide within two years from the effective date of the increase, our liability with respect to the increase will be limited to an amount equal to the premiums paid for such increase.

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DIVIDENDS  Each year, if your Policy is a participating policy, we will determine if this class of Policies and your Policy will share in our divisible surplus. We call your share of this participation a dividend. We do not anticipate that dividends will be declared with respect to these Policies.

Dividends, if received, may be added to your actual cash value or, if you so elect, they may be paid in cash.

We will allocate any dividend applied to actual cash value to the guaranteed principal account or to the sub-accounts of the separate account in accordance with your instructions for new premiums. In the absence of instruction, we will allocate dividends to the guaranteed principal account actual cash value and separate account actual cash value in the same proportion that those actual cash values bear to each other and, as to the actual cash value in the separate account, to each sub-account in the proportion that the actual cash value in such sub-account bears to your actual cash value in all of the sub-accounts.

REPORTS At least once each year we will send you a report. This report will include the actual cash value, the face amount and the variable death benefit as of the date of the report. It will also show the premiums paid during the policy year, policy loan activity and the policy value. We will send the report to you without cost. The information in the report will be current as of a date within two months of its mailing.

ADDITIONAL BENEFITS

You may be able to obtain additional policy benefits subject to underwriting approval. We will provide these benefits by a rider to the Policy, which will require the payment of additional premium.

WAIVER OF PREMIUM AGREEMENT provides for the payment of policy premium in the event of a covered insured's disability. You may add the Waiver of Premium coverage on either or both insureds.

SINGLE LIFE TERM INSURANCE AGREEMENT allows you to purchase a specified amount of additional insurance, on one, specific, named insured. The insurance provided is term insurance, renewable to age 90 and convertible to any whole life or adjustable life policy form we are then offering. The premiums are indeterminate, which means that there is a table of renewal premiums that we currently charge, along with a table of guaranteed renewal premiums which are the maximums which we can charge. This agreement is most useful in situations where there is also an insurance need at the death of the first insured.

ESTATE PRESERVATION AGREEMENT permits you to purchase additional four-year term insurance on the death of the designated insured, without evidence of insurability. This right extends for a period of 90 days after the death of that person. Typically, the person you designate will be the younger of the two persons insured under this Policy. In the event that both insureds under this Policy die simultaneously, we will pay nothing under this Agreement. The Estate Preservation Agreement is useful if there is a need to have the Policy owned initially by one or both of the insureds and subsequently to change the ownership to a trust.

                                                                         Page 37
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OTHER MATTERS

FEDERAL TAX STATUS

INTRODUCTION

The discussion of federal taxes is general in nature and is not intended as tax advice. Each person concerned should consult a tax adviser. This discussion is based on our understanding of federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service (the "IRS"). We have not considered any applicable state or other tax laws.

We are taxed as a "life insurance company" under the Internal Revenue Code (the "Code"). The operations of the Variable Life Account form a part of, and are taxed with, our other business activities. Currently, we pay no federal income tax on income dividends received by the Variable Life Account or on capital gains arising from the Variable Life Account's activities. The Variable Life Account is not taxed as a "regulated investment company" under the Code and it does not anticipate any change in that tax status.

TAX STATUS OF POLICIES

In order to qualify as a life insurance contract for federal tax purposes, the Policy must meet the definition of a life insurance contract which is set forth in Section 7702 of the Code. The manner in which Section 7702 should be applied to certain features of the Policy offered in this prospectus is not directly addressed by Section 7702 or any guidance issued to date under Section 7702. Nevertheless, we believe it is reasonable to conclude that the Policy will meet the Section 7702 definition of a life insurance contract. In the absence of final regulations or other pertinent interpretations of Section 7702, however, there is necessarily some uncertainty as to whether a Policy will meet the statutory life insurance contract definition, particularly if it insures a sub-standard risk. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, that Policy would not provide most of the tax advantages normally provided by a life insurance contract.

If it is subsequently determined that a Policy does not satisfy Section 7702, we may take whatever steps are appropriate and reasonable to attempt to cause that Policy to comply with Section 7702. For these reasons, we reserve the right to restrict Policy transactions as necessary to attempt to qualify it as a life insurance contract under Section 7702.

In certain circumstances, owners of variable life policies may be considered the owners, for federal income tax purposes, of the assets of the separate account supporting their policies due to their ability to exercise control over those assets. Where this is the case, the contract owners will be currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Policies, such as the flexibility to allocate premiums and policy account values, have not been explicitly addressed in published rulings. While we believe that the Policy does not give you investment control over the separate account assets, we reserve the right to modify the Policy as necessary to prevent you from being treated as the owner of the separate account assets supporting the Policy.

In addition, the Code requires that the investments of the Variable Life Account be "adequately diversified" in order to treat the Policy as a life insurance contract for federal income tax purposes. We intend that the Variable Life Account, through the Funds and the Portfolios, will satisfy these diversification requirements.

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

The following discussion assumes that the Policy will qualify as a life insurance contract for federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

In general you are not currently taxed on any part of the inside build-up of cash value until you actually receive cash from the Policy. As discussed below, taxability is determined by your contributions to the Policy and prior Policy activity. The death benefit under a Policy should, however, be excludable from the gross income of the beneficiary under Section 101(a)(1) of the Code.

Depending on the circumstances, the exchange of a Policy, the receipt of a Policy in an exchange, a change in the Policy's Death Benefit Option (e.g., a change from Cash Option to Protection Option), a policy loan, a partial surrender, a surrender, a change in ownership, a change of insured, an adjustment of face amount, or an assignment of the Policy may have federal income tax consequences. If you are considering any such transaction, you should consult a tax adviser before effecting the transaction.

We also believe that policy loans will be treated as indebtedness and will not be currently taxable as income to you unless your policy is a modified endowment contract as described below. However, whether a modified endowment contract or not, the interest paid on policy loans will generally not be tax deductible. There may be adverse tax consequences when a Policy with a policy loan is lapsed or surrendered.

A surrender or partial surrender of the actual cash values of a Policy may have tax consequences. On surrender, you generally will not be taxed on values received except to the extent that they exceed the gross premiums paid under the Policy. An exception to this general rule occurs in the case of a partial withdrawal, a decrease in the face amount, or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to you in order for the Policy to continue complying with the Section 7702 definitional limits. In that case, such distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702. Finally, upon a complete surrender or lapse of a Policy or when benefits are paid at a Policy's maturity date, if the amount received plus the amount of any policy loan exceeds the total investment in the Policy, the excess will generally be treated as ordinary income subject to tax.

It should be noted, however, that under the Code the tax treatment described above is not available for policies described as modified endowment contracts. In general, policies with a high premium in relation to the death benefit may be considered modified endowment contracts. The Code requires that the cumulative premiums paid on a life insurance policy during the first seven contract years not exceed the sum of the net level premiums which would be paid under a 7-pay life policy ("7-pay test"). If those cumulative premiums exceed the 7-pay test, the policy is a modified endowment contract.

Modified endowment contracts are still treated as life insurance with respect to the tax treatment of death proceeds and to the extent that the inside build-up of cash value is not taxed on a yearly basis. However, any amounts you received, such as dividends, cash withdrawals, loans and amounts received from partial or total surrender of the contract are subject to the same tax treatment as the distributions under an annuity (i.e., such distributions are generally treated as taxable income to the extent that the account value immediately before the distribution exceeds the investment in the Policy. This tax treatment includes the 10 percent additional income tax which would be imposed on the portion of any distribution that is included in income except where the distribution or loan is made on or after the date you attain age 59 1/2, or is attributable to your becoming disabled, or as part of a series of substantially equal periodic payments for your life or the joint lives of you and your beneficiary.

Compliance with the 7-pay test does not imply or guarantee that only seven payments will be required for the initial death benefit to be guaranteed for life. Making additional payments or reducing the benefits (for example, through a partial withdrawal, a change in death benefit option, or a scheduled reduction) may either violate the 7-pay test or reduce the amount that may be paid in the future under the 7-pay test. Further, reducing the death benefit at any time will require retroactive retesting and could result in a failure of the 7-pay test regardless of any of our efforts to provide a payment schedule that will not violate the 7-pay test.

Any Policy received in an exchange for a modified endowment contract will be considered a modified endowment contract and will be subject to the tax treatment accorded to modified endowment contracts. A Policy that is not originally classified as a modified endowment contract can become so classified if there is a reduction in benefits at any time or if a material change is made in the contract at any time. A material change includes, but is not limited to, a change in the benefits that was not reflected in a prior 7-pay test computation.

A policy which is subject to a "material change" shall be treated as newly entered into on the date on which such material change takes effect. Appropriate adjustment shall be made in determining whether such a policy meets the 7-pay test by taking into account the previously existing cash surrender value.

In rare circumstances, if we receive and allocate your premium before its due date, your Policy will become a modified endowment contract. To prevent your Policy from becoming a modified endowment contract, we will hold your premium in a non-interest bearing account until its due date, at which time we will allocate your premium to the guaranteed principal account or sub-accounts of the Variable Life Account.

If a Policy becomes a modified endowment contract, distributions that occur during the policy year it becomes a modified endowment contract and any subsequent policy year will be taxed as distributions from a modified endowment contract. Distributions from a Policy within two years before it becomes a modified endowment contract will also be taxed in this manner. This means that a distribution made from a Policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

Due to the Policy's flexibility, classification of a Policy as a modified endowment contract will depend upon the circumstances of each Policy. Accordingly, a prospective policy owner should contact a tax adviser before purchasing a policy to determine the circumstances under which the Policy would be a modified endowment contract. You should also contact a tax adviser before paying any nonrepeating premiums or making any other change to, including an exchange of, a Policy to determine whether such premium or change would cause the Policy (or the new Policy in the case of an exchange) to be treated as a modified endowment contract.

MULTIPLE POLICIES

All modified endowment contracts, issued by us (or an affiliated company) to the same policy owner during any calendar year will be treated as one modified endowment contract for purposes of determining the amount includable in gross income under Section 72(e) of the Code. Additional rules may be promulgated under this provision to prevent avoidance of its effects through serial contracts or otherwise. For further information on current aggregation rules under this provision,

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

see your own tax adviser. A life insurance policy received in exchange for a modified endowment contract will also be treated as a modified endowment contract. Accordingly, you should consult a tax adviser before effecting an exchange of any life insurance policy.

TAXATION OF POLICY SPLIT You may split a Policy into two other individual contracts when certain events occur. A policy split could have adverse tax consequences; for example, it is not clear whether a policy split will be treated as a nontaxable exchange under Section 1031 through 1043 of the Code. If a policy split is not treated as a nontaxable exchange, a split could result in the recognition of taxable income in an amount up to any gain in the Policy at the time of the split. Before you exercise rights provided by the policy split provision, it is important that you consult a tax adviser regarding the possible consequences of a policy split.

OTHER TAX CONSIDERATIONS The transfer of the Policy or the designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the policy owner, may have Generation-Skipping Transfer tax considerations under
Section 2601 of the Code.

The individual situation of each policy owner or beneficiary will determine the extent, if any, to which federal, state and local transfer taxes may be imposed. That situation will also determine how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate inheritance, generation skipping transfer and other taxes.

In addition, the tax consequences associated with a Policy remaining in force after the younger insured's 100th birthday are unclear. You should consult a tax adviser in all these circumstances.

OTHER TRANSACTIONS Changing the policy owner may have tax consequences. Exchanging this Policy for another involving the same insureds should have no federal income tax consequences if there is no debt and no cash or other property is received, according to Section 1035(a)(1) of the Code. The new policy would have to satisfy the 7-pay test from the date of the exchange to avoid characterization as a modified endowment contract. An exchange of a life insurance contract for a new life insurance contract may, however, result in a loss of grandfathering status for statutory changes made after the old policy was issued.

The Policies may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of such Policies in any arrangement the value of which depends in part on its tax consequences, you should consult a tax adviser regarding the tax attributes of the particular arrangement. Moreover, in recent years, Congress has adopted new rules relating to corporate owned life insurance. The IRS has recently issued guidance on split dollar insurance plans. A tax adviser should be consulted with respect to this new guidance if you have purchased or are considering the purchase of a Policy for a split dollar insurance plan. There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the policy owner is subject to that tax.

It should be understood that the foregoing description of the federal income tax consequences under the Policies is not exhaustive and that special rules are provided with respect to situations not discussed. Statutory changes in the Code, with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity

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of the applicable laws, any person or business contemplating the purchase of a variable life insurance policy or exercising elections under such a policy should consult a tax adviser.

Due to a 1990 federal tax law change under the Omnibus Budget Reconciliation Act of 1990 ("OBRA"), as amended, insurance companies are generally required to capitalize and amortize certain policy acquisition expenses rather than currently deducting such expenses. This has resulted in an additional corporate income tax liability for insurance companies. To compensate us for the additional corporate taxes we pay for these policies, we make a charge of 1.25 percent of each base premium payment. We may waive the federal tax charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another policy.

VOTING RIGHTS

We will vote the Fund shares held in the various sub-accounts of the Variable Life Account at regular and special shareholder meetings of the Funds in accordance with your instructions. If, however, the 1940 Act or any regulation thereunder should change and we determine that it is permissible to vote the Fund shares in our own right, we may elect to do so. The number of votes as to which you have the right to instruct will be determined by dividing your Policy's actual cash value in a sub-account by the net asset value per share of the corresponding Fund portfolio. Fractional shares will be counted. The number of votes as to which you have the right to instruct will be determined as of the date coincident with the date established by the Funds for determining shareholders eligible to vote at the meeting of the Funds. Voting instructions will be solicited in writing prior to such meeting in accordance with procedures established by the Funds. We will vote Fund shares held by the Variable Life Account as to which no instructions are received in proportion to the voting instructions which are received from policy owners with respect to all Policies participating in the Variable Life Account. Each policy owner having a voting interest will receive proxy material, reports and other material relating to the Funds.

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that shares be voted so as to cause a change in subclassification or investment policies of the Funds or approve or disapprove an investment advisory contract of the Funds. In addition, we may disregard voting instructions in favor of changes in the investment policies or the investment advisers of the Funds if we reasonably disapprove of such changes. A change would be disapproved only if the proposed change is contrary to state law or disapproved by state regulatory authorities on a determination that the change would be detrimental to the interests of policy owners or if we determined that the change would be inconsistent with the investment objectives of the Funds or would result in the purchase of securities for the Funds which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts created by us or any of our affiliates which have similar investment objectives. In the event that we disregard voting instructions, a summary of that action and the reason for such action will be included in your next semi-annual report.

DISTRIBUTION OF POLICIES

The Policies will be sold by our state licensed life insurance agents who are also registered representatives of Securian Financial Services, Inc. ("Securian Financial") or of other broker-dealers who have entered into selling agreements with Securian Financial. Securian Financial acts as principal underwriter for the Policies. Both Securian Financial and Minnesota Life are wholly-owned subsidiaries of Securian Financial Group, Inc., which is a second-tier subsidiary of a mutual insurance holding company called Minnesota Mutual Companies, Inc.

Securian Financial, whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Securian Financial was incorporated in 1984 under the laws of the State of Minnesota. The Policies are sold in the states where their sale is lawful. The insurance underwriting and the determination of each proposed insured's risk classification and whether to accept or reject an application for a Policy is done in accordance with our rules and standards.

Commissions to registered representatives on the sale of Policies include: up to 40 percent of gross premium in the first policy year; 3 percent of the gross premium in policy years two through ten; 2 percent in policy years thereafter; and 0 percent of nonrepeating premiums. This description of commissions shows the maximum amount of commissions payable under the VAL-SD Insurance Policy for plans of insurance described as protection and whole life insurance plans. The commissions payable on premiums received for plans described as greater than whole life plans will differ from the percentages shown above, as a first year commission will be paid only on such amounts as we may classify as a first year premium, based upon a whole life premium per $1,000 of face amount. On premiums received in excess of that amount we will pay commissions at a rate of 2 percent.

In addition, Securian Financial or we will pay, based uniformly on the sales of insurance policies by registered representatives, credits which allow registered representatives (Agents) who are responsible for sales of the Policies to attend conventions and other meetings sponsored by us or our affiliates for the purpose of promoting the sale of insurance and/or investment products offered by us and our affiliates. Such credits may cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. We may also pay registered representatives additional amounts based upon their production and the persistency of life insurance and annuity business placed with us. Finally, the underwriter also receives amounts from the Fund for services provided under a 12b-1 plan of distribution. For providing these distribution services, the underwriter receives a fee of .25 percent of the average daily net assets of those Portfolios of the Fund which have a 12b-1 fee.

LEGAL PROCEEDINGS

As an insurance company, we are ordinarily involved in litigation. We are of the opinion that such litigation is not material with respect to the Policies or the Variable Life Account.

REGISTRATION STATEMENT

We have filed with the Securities and Exchange Commission a Registration Statement under the Securities Act of 1933, as amended, with respect to the Policies offered hereby. This prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Variable Life Account, Minnesota Life, and the Policies. Statements contained in this prospectus as to the contents of Policies and other legal instruments are summaries, and reference is made to such instruments as filed.

SPECIAL TERMS

As used in this prospectus, the following terms have the indicated meanings:

Actual Cash Value: the value of your Variable Life Account and guaranteed principal account interest under a Policy. It is composed of a Policy's interest in the guaranteed principal account and in one or more sub-accounts of the Variable Life Account. The interest in each is valued separately. For each Variable Life Account sub-account, the value is determined by multiplying the current number of sub-account units credited to a Policy by the current sub-account unit value. Actual cash value does not include the loan account.

Base Premium: the premium less any amount deducted from the premium for additional benefits and for sub-standard risks.

Code:  the Internal Revenue Code of 1986, as amended.

First death: the death of the first insured to die. You must give us proof of the first death as soon as is reasonably possible.

Funds: the mutual funds or separate investment portfolios within series mutual funds which we have designated as an eligible investment for the Variable Life Account.

General Account: all of our assets other than those in the Variable Life Account or in other separate accounts established by us.

Guaranteed Principal Account: the portion of the general account of Minnesota Life which is attributable to variable policies, exclusive of policy loans. It is not a separate account or a division of the general account.

Loan Account: the portion of the general account attributable to policy loans under Policies of this type. The loan account balance is the sum of all outstanding loans under this Policy.

Net Single Premium: the amount of money necessary, at any given date, to pay for all future guaranteed cost of insurance charges for the entire lifetime of both insureds, or for the coverage period in the case of extended term insurance, without the payment of additional premium. We will determine the net single premium using the policy assumptions and the assumption that the current face amount of the Policy will remain constant.

Nonrepeating Premium: a payment made to this Policy in addition to its scheduled payments.

Paid-Up: the status of the Policy when its policy value is such that no further premiums are required to provide the death benefit.

Policy Owner:  the owner of a Policy.

Policy Value:  the actual cash value of a Policy plus any policy loan.

Policy Year: a period of one year beginning with the policy date or a policy anniversary.

Premium:  a scheduled payment required for this Policy.

Second death: the death of the second insured to die. We will pay the death proceeds when we receive due proof of the second death.

Unit: a measure of the interest of a Policy in the sub-accounts of the Variable Life Account.

Valuation Date:  each date on which a Fund Portfolio is valued.

Valuation Period: the period between successive valuation dates measured from the time of one determination to the next.

Variable Life Account: a separate investment account called the Minnesota Life Variable Life Account, where the investment experience of its assets is kept separate from our other assets.

We, Our, Us:  Minnesota Life Insurance Company.

You, Your:  the policy owner.

APPENDIX A

EXAMPLE OF SALES LOAD COMPUTATION


As an example of the method we use to compute sales load, assume a protection type plan where the annual base premium is $10,000 and where the premium paying period, prior to any reduction in face amount, is 20 years. The insureds are a male and a female, both non-smokers and both age 60 at Policy issue, with a joint life expectancy of 25 years. As premiums are paid in each year, we will assess a basic sales load of 7 percent or $700 in each year. Also, as premiums are paid in the first year, we will assess a first year sales load of 23 percent or $2,300. Therefore, in the first year the sales load charges will total $3,000 or 30 percent ($3,000 / $10,000), and over the 15 year period from policy issue sales load charges will total $12,800 or 8.54 percent ($12,800 / $150,000).


Compliance with the 9 percent limitation will be achieved by reducing the first year sales load, if necessary. For example, consider a Policy with a protection type plan where the annual base premium is $10,000 and where the premium paying period prior to any reduction in face amount is 20 years. Further assume that the insureds are a male and a female, both non-smokers and both age 80 at Policy issue, with a joint life expectancy of 9 years. In this case, the first year sales load must be reduced so that the total sales load will not exceed 9 percent over the joint life expectancy of the insureds. As premiums are paid in each year we will assess the basic sales load of 7 percent, or $700, but the first year sales load applicable to premiums paid in the first year will be reduced from 23 percent to 18 percent, or $1,800. Therefore, in the first year the sales load charges will total $2,500 or 25 percent ($2,500 / $10,000), and over the period of the joint life expectancy of the insureds sales load charges will total $8,100 or 9 percent ($8,100 / $90,000).


As an example of the method we use to assess sales load when an adjustment occurs during a period in which a first year sales load is being collected, consider a Policy where an adjustment is made after one-half of the first annual premium is paid. Assume that the premium is $10,000 annually as in the example above and further assume that the premiums are being paid on a monthly basis, $833.33 per month. As premiums are paid in each year we will assess a basic sales load of 7 percent of premiums received or $700 in that year. A first year sales load, taken in addition to the basic sales load, would also be assessed in a total amount of $2,300. Now assume an adjustment is made, after the payment of six monthly premiums, and that the premium is increased from $10,000 to $12,000. Both before and after the adjustment we will continue to assess a basic sales load of 7 percent of the premiums received. However, since only one-half of the first year sales load of $2,300 has been collected, a first year sales load of $1,150 remains to be collected. The $2,000 increase in premium will also be assessed a first year sales load of 23 percent, or $460. Both are added together and will be collected in the 12 months following the adjustment. Therefore, after the adjustment of the premium to a $12,000 amount, and assuming that premiums continue to be paid on a monthly basis, each monthly premium of $1,000 will be subjected to a total sales load amount of $204.17, consisting of $70 of basic sales load, and $134.17 of first year sales load.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information, with the same date, containing further information about Minnesota Life Variable Life Account and the variable life policy is available without charge from us at your request. It has been filed with the SEC and is incorporated by reference into this prospectus. In addition, you may order a personalized illustration of death benefits, cash surrender values, and cash values, without charge, from us. To request a Statement of Additional Information, a personalized illustration or any information about your Policy call us at 1-800-277-9244 or write to us at: Minnesota Life Insurance Company at 400 Robert Street North, Saint Paul, Minnesota 55101.

Information about Minnesota Life Variable Life Account (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090) or at the SEC's website, http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 450 Fifth Street, NW, Washington, DC 20549-0102. You can also call the SEC at 1-202-942-8090.


The table of contents for the Statement of Additional Information is as follows:
       General Information and History
       Additional Information About Operation of Contracts and Registrant Underwriters
       Additional Information About Charges
       Financial Statements
       Performance Data
       Illustrations

Investment Company Act No. 811-4585

PART B:  INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

   Item Number        Caption in Prospectus

       15.            Cover Page and Table of Contents

       16.            General Information and History

       17.            Services

       18.            Premiums

       19.            Additional Information About Operation of Contracts and
                      Minnesota Life Variable Life Account

       20.            Underwriters

       21.            Additional Information About Charges

       22.            Lapse and Reinstatement

       23.            Loans

       24.            Financial Statements

       25.            Performance Data

       26.            Illustrations

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                           (Exact Name of Registrant)

                        Minnesota Life Insurance Company
                               (Name of Depositor)

                             400 Robert Street North
                           Saint Paul, Minnesota 55101
              (Address of Depositor's Principal Executive Offices)

                                 1-651-665-3500
               (Depositor's Telephone Number, including Area Code)

                               Dennis E. Prohofsky
             Executive Vice President, General Counsel and Secretary
                        Minnesota Life Insurance Company
                             400 Robert Street North
                         St. Paul, Minnesota 55101-2098
                     (Name and Address of Agent for Service)

                                    Copy to:
                              J. Sumner Jones, Esq.
                              Jones & Blouch L.L.P.
                         1025 Thomas Jefferson St., N.W.
                                 Suite 410 East
                             Washington, D.C. 20007

                       Statement of Additional Information


        The date of this document and the prospectus is: May 1, 2003 as supplemented September 8, 2003


This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the prospectus. Therefore, this Statement should be read in conjunction with the Funds' current prospectuses, bearing the same date, which may be obtained by calling Minnesota Life Insurance Company at 1-800-277-9244, or writing to Minnesota Life at 400 Robert Street North, Saint Paul, Minnesota 55101. Defined terms as used in the prospectus and the Policy are incorporated into this Statement of Additional Information.

Table of Contents

General Information and History
Additional Information About Operation of Contracts and Registrant
Underwriters
Additional Information About Charges
Financial Statements
Performance Data
Illustrations

GENERAL INFORMATION AND HISTORY

We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company." All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.", which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.

Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to do life insurance business in all states of the United States (except New York where we are an authorized reinsurer), the District of Columbia, Canada, Puerto Rico and Guam.

A separate account called the Minnesota Life Variable Life Account was established on October 21, 1985, by our Board of Trustees in accordance with certain provisions of the Minnesota insurance law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act"). Registration under the Act does not signify that the SEC supervises the management, or the investment practices or policies, of the Variable Life Account. The separate account meets the definition of a "separate account" under the federal securities laws.

We are the legal owner of the assets in the Variable Life Account. The obligations to policy owners and beneficiaries arising under the Policies are general corporate obligations of Minnesota Life and thus our general assets back the Policies. The Minnesota law under which the Variable Life Account was established provides that the assets of the Variable Life Account shall not be chargeable with liabilities arising out of any other business which we may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable life insurance policies for which the separate account was established. The investment performance of the Variable Life Account is entirely independent of both the investment performance of our general account and of any other separate account which we may have established or may later establish.


The Variable Life Account currently has forty-nine sub-accounts to which you may allocate premiums. Each sub-account invests in shares of a corresponding Portfolio of the Funds.


ADDITIONAL INFORMATION ABOUT OPERATION OF CONTRACTS AND REGISTRANT

Minnesota Life provides accounting oversight, financial reporting, legal and other administrative services. Prior to April 1, 2003, Minnesota Life provided additional accounting and administrative services which are now performed by State Street Bank and Trust Company. However, Minnesota Life continues to oversee State Street's performance of these services.

UNDERWRITERS

The Policies are a continuous offering and will be sold by state licensed life insurance producers who are also registered representatives of Securian Financial Services, Inc. ("Securian Financial")or of other broker-dealers who have entered into selling agreements with Securian Financial. Securian

Financial acts as principal underwriter for the Policies. Both Securian Financial and Minnesota Life are wholly-owned subsidiaries of Securian Financial Group, Inc., which is a second-tier subsidiary of a mutual insurance holding company called Minnesota Mutual Companies, Inc.

Securian Financial Services, Inc., whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Securian Financial was incorporated in 1984 under the laws of the State of Minnesota. The Policies are sold in the states where their sale is lawful.

Commissions to registered representatives on the sale of Policies include: up to 40 percent of gross premium in the first policy year; 3 percent of the gross premium in policy years two through ten; 2 percent in policy years thereafter; and 0 percent of nonrepeating premiums. This description of commissions shows the maximum amount of commissions payable under the VAL-SD Insurance Policy for plans of insurance described as protection and whole life insurance plans. The commissions payable on premiums received for plans described as greater than whole life plans will differ from the percentages shown above, as a first year commission will be paid only on such amounts as we may classify as a first year premium, based upon a whole life premium per $1,000 of face amount. On premiums received in excess of that amount we will pay commissions at a rate of 2 percent. Amounts paid by Minnesota Life to the underwriters of the Policies during 2002, 2001 and 2000 were $4,691,339, $6,727,497 and $7,939,322 respectively.

In addition, Securian Financial or we will pay, based uniformly on the sales of insurance policies by registered representatives, credits which allow registered representatives (Agents) who are responsible for sales of the Policies to attend conventions and other meetings sponsored by us or our affiliates for the purpose of promoting the sale of insurance and/or investment products offered by us and our affiliates. Such credits may cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. We may also pay registered representatives additional amounts based upon their production and the persistency of life insurance and annuity business placed with us. Finally, the underwriter also receives amounts from the Fund for services provided under a 12b-1 plan of distribution. For providing these distribution services, the underwriter receives a fee of .25 percent of the average daily net assets of those Portfolios of the Fund which have a 12b-1 fee.

ADDITIONAL INFORMATION ABOUT CHARGES

a) Sales Load
The sales load consists of a deduction from each premium of 7 percent and it may also include a first year sales load deduction not to exceed 23 percent. The first year sales load will apply only to base premium, scheduled to be paid in the 12 month period following the policy date, or any policy adjustment involving an increase in base premium or any policy adjustment occurring during a period when a first year sales load is being assessed. All of the sales load charges are designed to average not more than 9 percent of the base premiums over the lesser of: the life expectancy of the insureds at policy issue or adjustment; or 15 years from the policy issue or adjustment; or the premium paying period. Compliance with the 9 percent ceiling will be achieved by reducing the amount of the first year sales load, if necessary.

b) Special Purchase Plans
We will waive or modify certain charges assessed against base premiums in situations where our existing life insurance policy owners wish to exchange their policies for the Policies described in the prospectus. In those situations, we will not assess any charges except for the administrative charge to the existing cash values at the time they are transferred to the Policy. After the exchange, premium payments will not be subject to a first year sales load or underwriting charge on the existing face amount and premium level, unless evidence of insurability was required for the exchange.

c) Underwriting Procedures
We require proof of insurability for policy issue and all adjustments resulting in an increase in face amount or other changes that result in an increase in the net amount at risk in the Policy. Proof of insurability and classification for cost of insurance charges are determined by our underwriting rules and procedures which utilize factors such as age sex, health and occupation. Persons who present a lower mortality risk are charged the most favorable cost of insurance rates. Requirements may be waived or modified for Policies issued in exchange for existing policies or face amount increases pursuant to an additional benefit agreement.

The basis for the mortality charges guaranteed in the Policies are determined by the sex, tobacco habits, and issue age of each insured and are based on the 1980 CSO sex and smoker distinct age nearest birthday mortality tables. In instances where the insurance is required to be provided on a Unisex basis, the guaranteed mortality charges are based on the 1980 CSO Unisex Table D.

d) Increases in Face Amount
An increase in face amount is a policy adjustment and is subject to a $25 transaction charge. An increase in face amount is also subject to an underwriting charge not to exceed $10 per $1,000 of face amount of increase. This charge is made against premiums in the 12 months following the policy adjustment. Following a face increase the cash values and subsequent premium payments are allocated to the face amount layers on a pro-rata basis.

FINANCIAL STATEMENTS

The financial statements of Minnesota Life Insurance Company as of December 31, 2002, have been audited by our independent auditors KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402. The financial statements are included in this Statement of Additional Information, as stated in the independent auditors' report appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

The financial statements of Minnesota Life Variable Life Account as of December 31, 2002, have been audited by our independent auditors KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402. The financial statements are included in this Statement of Additional Information, as stated in the independent auditors' report appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

PERFORMANCE DATA

               PORTFOLIO PERFORMANCE AND HISTORICAL POLICY VALUES
                     VARIABLE ADJUSTABLE LIFE - SECOND DEATH


MINNESOTA LIFE VARIABLE ADJUSTABLE LIFE SECOND DEATH REPORT FOR PERIODS ENDING JANUARY 31, 2003

The Variable Adjustable Life Second Death (VAL-SD) policy is issued by Minnesota Life and its policy values may be invested in our separate account called the Minnesota Life Variable Life Account.

VAL-SD is a scheduled premium life insurance policy which offers guaranteed insurance protection and the opportunity for long-term accumulation of cash values through the investment options below and a guaranteed principal account.

PORTFOLIO PERFORMANCE

The performance data shown below reports performance in two different ways. The Average Annual Total Return shows a rolling average return for various periods:
3 months, 6 months, year-to-date, 1 year, 5 years, 10 years and since inception. The Total Annual Return shows total return on a year-to-date, rolling twelve month and calendar year basis.

The VAL-SD contract was first available on August 21, 1996. Performance shown prior to that date is hypothetical and is calculated by applying the contract's mortality and expense risk charge to the underlying fund performance. Total returns shown reflect the Funds' expenses and investment gains and losses, as well as the mortality & expense risk charge. They do not however take into account the deduction of policy charges taken against a policy's premiums and cash values or the fees and expenses reduced or absorbed by certain portfolios. If these charges, fees or expenses were included, the returns below would be lower.


AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDING JANUARY 31, 2003



                                                                 YEAR                                      SINCE      INCEPTION
SUB-ACCOUNTS                               3 MTH     6 MTH     TO DATE    1 YEAR     5 YEAR    10 YEAR   INCEPTION     DATE (4)
---------------------------------------- ---------- --------- ---------- ---------- ---------- --------- ----------- ------------
Money Market(1)                               0.13      0.32       0.04       0.73       3.54      3.71        4.41      6/1/1987
Mortgage Securities                           1.26      2.98       0.68       8.74       7.13      6.91        7.91      6/1/1987
Bond                                          2.12      4.72       0.39       9.51       5.72      6.09        7.21      6/1/1987
International Bond(7,12)                      6.91      9.10       1.75      22.00       4.48       N/A        3.84     10/1/1997
Asset Allocation                             -1.28     -1.56      -1.37     -10.07      -1.02      5.00        6.95      6/1/1987
Real Estate Securities(5)                     3.46     -4.36      -2.49       3.50        N/A       N/A        3.49      5/1/1998
Core Equity(12)                              -2.77     -6.91      -2.56     -27.39      -5.13       N/A       -5.27    10/15/1997
Fidelity VIP Equity-Income SC2(2)            -1.65     -6.85      -3.49     -19.44        N/A       N/A       -5.47      2/1/2000
Value Stock                                  -2.02     -6.22      -2.01     -16.97      -5.67       N/A        5.25      5/2/1994
Templeton Global Asset Allocation
  Fd Cl 2(7,8,9,10)                           1.37     -1.01      -1.28      -4.24        N/A       N/A       -5.90      5/1/2000
Index 500(3)                                 -3.13     -5.63      -2.69     -23.66      -2.28      7.87        8.28      6/1/1987
Fidelity VIP Contrafund(R) SC2(2)            -4.20     -5.21      -3.05     -12.23        N/A       N/A      -10.32      2/1/2000
Growth                                       -4.51     -5.81      -2.16     -26.11      -6.75      3.55        5.77      6/1/1987
Fidelity VIP Mid Cap SC2(2)                   1.06     -1.06      -1.42     -10.79        N/A       N/A        2.62      2/1/2000
Index 400 Mid-Cap(3,12)                      -1.81     -5.58      -3.00     -17.48       4.91       N/A        4.24     10/1/1997
Small Company Value(6,12)                    -1.36     -9.72      -3.50     -23.41       0.78       N/A        0.54     10/1/1997
Capital Appreciation                         -4.12     -4.68      -1.22     -29.96      -6.58      3.49        6.58      6/1/1987
Janus Aspen Int Grth - Srv Sh(7)             -5.29    -11.29      -5.39     -25.95        N/A       N/A      -23.75      2/1/2000
International Stock(7)                       -2.87    -10.63      -2.66     -18.16      -1.93      6.54        5.63      5/1/1992
Small Company Growth(6)                      -1.39     -0.28      -1.84     -31.04      -5.80       N/A        2.88      5/3/1993
Franklin Small Cap Fd - Cl 2(6,9,10)          0.61     -3.14      -2.48     -28.86        N/A       N/A      -22.90      5/1/2000
Micro-Cap Growth(6,12)                       -3.82    -13.34      -6.55     -44.14       0.27       N/A       -2.37     10/1/1997
Janus Aspen Cap App - Srv Sh                 -5.71     -5.30      -1.90     -15.52        N/A       N/A      -19.22      2/1/2000
CS Global Post-Venture Cap(7,11)             -4.88    -15.17      -3.17     -34.02        N/A       N/A      -32.28      5/1/2000
Templeton Develop Mkt Fd Cl 2(7,8,9,10)       4.15     -1.32      -1.32      -6.25        N/A       N/A       -3.77      5/1/1998

TOTAL ANNUAL RETURN FOR PERIODS SHOWN

                                                   2002          12 MOS.
                                                 TO DATE         ENDING
SUB-ACCOUNTS                                   (01/31/2003)    01/31/2003          2002          2001          2000          1999
--------------------------------------------- --------------- -------------- ------------- ------------- ------------- -------------
Money Market(1)                                         0.04           0.73        0.78          3.27          5.41          4.18
Mortgage Securities                                     0.68           8.74        9.11          8.43         11.24          1.48
Bond                                                    0.39           9.51        9.95          7.36          9.89         -3.21
International Bond(7,12)                                1.75          22.00       17.35         -2.00          0.91         -8.27
Asset Allocation                                       -1.37         -10.07       -9.44        -14.79        -10.85         14.60
Real Estate Securities(5)                              -2.49           3.50        6.43          9.49         24.99         -4.36
Core Equity(12)                                        -2.56         -27.39      -28.50         -8.20         -7.48          6.64
Fidelity VIP Equity-Income SC2(2)                      -3.49         -19.44      -17.57         -5.70           N/A           N/A
Value Stock                                            -2.01         -16.97      -15.74        -10.90         -2.11         -0.23
Templeton Global Asset Allocation Fd Cl 2(7,8,9,10)    -1.28          -4.24       -4.87        -10.40           N/A           N/A
Index 500(3)                                           -2.69         -23.66      -22.75        -12.69         -9.84         19.68
Fidelity VIP Contrafund(R) SC2(2)                      -3.05         -12.23      -10.06        -12.91           N/A           N/A
Growth                                                 -2.16         -26.11      -25.81        -25.18        -22.22         25.04
Fidelity VIP Mid Cap SC2(2)                            -1.42         -10.79      -10.47         -4.00           N/A           N/A
Index 400 Mid-Cap(3,12)                                -3.00         -17.48      -15.46         -1.56         15.47         15.39
Small Company Value(6,12)                              -3.50         -23.41      -20.38         15.01         27.36         -3.55
Capital Appreciation                                   -1.22         -29.96      -31.88        -25.01        -10.60         20.90
Janus Aspen Int Grth - Srv Sh(7)                       -5.39         -25.95      -26.13        -23.81           N/A           N/A
International Stock(7)                                 -2.66         -18.16      -18.23        -11.65          0.31         20.82
Small Company Growth(6)                                -1.84         -31.04      -32.14        -15.12        -11.72         44.91
Franklin Small Cap Fd - Cl 2(6,9,10)                   -2.48         -28.86      -29.04        -15.67           N/A           N/A
Micro-Cap Growth(6,12)                                 -6.55         -44.14      -43.93        -11.77        -21.44       147.53+
Janus Aspen Cap App - Srv Sh                           -1.90         -15.52      -16.35        -22.22           N/A           N/A
CS Global Post-Venture Cap(7,11)                       -3.17         -34.02      -34.49        -28.99           N/A           N/A
Templeton Develop Mkt Fd Cl 2(7,8,9,10)                -1.32          -6.25       -0.64         -8.54        -32.38         52.51



+ This period was a period of generally rising market values. In addition, a portion of the fund's returns were attributable to investments in Initial Public Offerings (IPOs). No assurance can be given that the fund will be able to continue to invest in IPOs to the same extent in the future. There is no guarantee that these high risk investments will have the same effect on the fund's performance if they are made in the future.


Past performance is not indicative of future results. Principal and investment return in the variable sub-accounts are subject to fluctuation, and may be worth more or less than their original cost.

TOTAL ANNUAL RETURN FOR PERIODS SHOWN


SUB-ACCOUNTS                                        1998          1997          1996          1995          1994          1993
--------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
Money Market(1)                                     4.46          4.61          4.43          4.90          3.18          2.17
Mortgage Securities                                 6.04          8.60          4.73         17.42         -3.86          8.70
Bond                                                5.55          8.88          2.45         19.15         -5.03          9.70
International Bond(7,12)                           15.59           N/A           N/A           N/A           N/A           N/A
Asset Allocation                                   23.03         18.40         11.94         24.39         -1.89          5.93
Real Estate Securities(5)                            N/A           N/A           N/A           N/A           N/A           N/A
Core Equity(12)                                    21.72           N/A           N/A           N/A           N/A           N/A
Fidelity VIP Equity-Income SC2(2)                    N/A           N/A           N/A           N/A           N/A           N/A
Value Stock                                         1.25         20.59         30.29         32.30           N/A           N/A
Templeton Global Asset Allocation
  Fd Cl 2(7,8,9,10)                                  N/A           N/A           N/A           N/A           N/A           N/A
Index 500(3)                                       27.35         31.70         21.04         36.15          0.67          9.21
Fidelity VIP Contrafund(R) SC2(2)                    N/A           N/A           N/A           N/A           N/A           N/A
Growth                                             34.03         32.75         16.57         23.66          0.30          4.16
Fidelity VIP Mid Cap SC2(2)                          N/A           N/A           N/A           N/A           N/A           N/A
Index 400 Mid-Cap(3,12)                            16.09           N/A           N/A           N/A           N/A           N/A
Small Company Value(6,12)                          -7.22           N/A           N/A           N/A           N/A           N/A
Capital Appreciation                               30.18         27.62         17.03         22.17          1.74          9.88
Janus Aspen Int Grth - Srv Sh(7)                     N/A           N/A           N/A           N/A           N/A           N/A
International Stock(7)                              6.08         11.38         19.20         13.66         -0.82         43.43
Small Company Growth(6)                             0.76          7.22          5.92         31.40          5.63           N/A
Franklin Small Cap Fd - Cl 2(6,9,10)                 N/A           N/A           N/A           N/A           N/A           N/A
Micro-Cap Growth(6,12)                             12.87           N/A           N/A           N/A           N/A           N/A
Janus Aspen Cap App - Srv Sh                         N/A           N/A           N/A           N/A           N/A           N/A
CS Global Post-Venture Cap(7,11)                     N/A           N/A           N/A           N/A           N/A           N/A
Templeton Develop Mkt Fd Cl 2(7,8,9,10)              N/A           N/A           N/A           N/A           N/A           N/A


Investment return and principal value will fluctuate with market conditions, and you may gain or loss when you sell your shares. Past performance cannot guarantee future results.

(1) Investments in the Money Market Portfolio of the Advantus Series Fund, Inc. are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other U.S. Government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

(2) Invests in Service Class 2 Shares, which include an asset based distribution fee (12b-1 fee). Service Class 2 shares initial offering took place January 11, 2000, at which time the 12b-1 fee was imposed.

(3) "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", "500", "Standard & Poor's MidCap 400" , and "S&P MidCap 400(R)" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advantus Series Fund, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

(4) Inception date is the date the portfolio was made available to the separate account.

(5) Investment risks associated with investing in the Real Estate Portfolio, in addition to other risks, include rental income fluctuation, depreciation, property tax value changes, and differences in real estate market values.

(6) Investments in smaller company and micro cap stocks generally carry a higher level of volatility and risk over the short term.

(7) Investment risks associated with international investing, in addition to other risks, include currency fluctuations, political and economic instability and differences in accounting standards when investing in foreign markets.

(8) Formerly Templeton Asset Strategy Fund and Templeton Developing Markets Fund, respectively. Performance prior to the 5/1/2000 merger reflects the historical performance of the Templeton Asset Allocation Fund and the Templeton Developing Markets Fund, respectively.

(9)   For periods beginning on 5/1/1997 (or 1/6/1999 for Franklin Small Cap
      Fund), Class 2 performance reflects an additional 12b-1 fee expense, which also affects future performance.

(10) On-going stock market volatility can dramatically change the fund's short term performance; current results may differ.

(11)  Invests in Credit Suisse Trust-Global Post-Venture Capital Portfolio.

(12) These sub-accounts were first made available to Variable Adjustable Life - Second Death on October 1, 1997. Performance shown prior to that date is hypothetical, and is calculated by applying the contract's mortality and expense risk charge to the underlying fund performance.

ILLUSTRATIONS

An illustration shows the projected actual cash values and death benefits for a male and female, both non-tobacco and both aged 60. The illustration assumes that 100 percent of net premiums are invested in the sub-accounts of the Variable Life Account. The plan of insurance is a whole life plan, with an initial face amount of $1,000,000. The Cash Death Benefit Option is shown. We show the illustration based on both guaranteed maximum and current charges, and we include all charges.

Guaranteed maximum cost of insurance charges will vary by age, sex, and risk class. We use the male, female and unisex 1980 Commissioners Standard Ordinary Mortality Tables ("1980 CSO"), as appropriate. The unisex tables are used in circumstances where legal considerations require the elimination of sex-based distinctions in the calculation of mortality costs. Our maximum cost of insurance charges are based on an assumption of the mortality rates reflected in the 1980 CSO Tables.

In most cases we intend to impose cost of insurance charges which are substantially lower than the maximum charges determined as described above. In addition to the factors governing maximum cost of insurance charges, actual charges will vary depending on the level of scheduled premiums for a given amount of insurance, the duration of the Policy and the tobacco use of both insureds. Current cost of insurance charges reflect our current practices with respect to mortality charges for this class of Policies.

Similarly we impose a current administration charge and a current face amount guarantee charge which are less than the guaranteed contractual. These current charges are expected to compensate us for the actual costs of administration and for guaranteeing the face amount. If the actual costs change, these charges may increase or decrease, as necessary although they may not exceed the maximum stated in the Policy.

The illustration labeled "Using Current Charges" shows actual cash values and death benefits resulting from charging the Policy for cost of insurance, administration and the face amount guarantee at the current level. The illustration labeled "Using Guaranteed Maximum Charges" shows actual cash values and death benefits when cost of insurance, administration and the face amount guarantee charges are deducted from the Policy at the maximum level as stated in the Policy. These tow formats can be compared to demonstrate the result of our charging less than the maximum charges.

The illustration shows how actual cash values and death benefits would vary over time if the return on the assets held in the Variable Life Account equaled a gross annual rate after tax, of 0 percent, 6 percent and 12 percent. The actual cash values and death benefits would be different from those shown if the returns averaged 0 percent, 6 percent and 12 percent but fluctuated over the life of the Policy. The illustration assumes scheduled premiums are paid when due.


The amounts shown for the hypothetical actual cash value and death benefit as of each policy year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because certain fees, expenses and charges are deducted from the gross return. The mortality and expense risk charge reflected in the illustration is at an annual rate of .50 percent. The investment management fee illustrated is .68 percent and represents the arithmetic average of the annual fee charged for all portfolios of the Funds. The illustrations also reflect a deduction for those Fund costs and expenses borne by the Funds and for distribution (12b-1) fees. Fund expenses illustrated are .19 percent, representing the arithmetic average of the 2002 expense ratios of the portfolios of the Funds. Certain expenses for certain portfolios of the Funds were waived or reduced, however the averages used in these illustrations do not reflect the waivers or reductions. The 12b-1 fee illustrated is .24 percent and represents the arithmetic average of those fees charged for portfolios of the Funds. Therefore, gross annual rates of return of 0 percent, 6 percent and 12 percent correspond to approximate net annual rates of return of -1.61 percent, 4.39 percent and 10.39 percent.


The illustration reflects the fact that no charges for federal, state or local income taxes are currently made against the Variable Life Account. If such a charge is made in the future, it sill take a higher gross rate of return to produce after-tax returns of 0 percent, 6 percent and 12 percent than it does now.

Upon request, we will furnish a personalized illustration based upon the age, sex and risk classification of each insured, and on the face amount, premium, plan of insurance and gross annual rate of return requested. Actual illustrations may be materially different from that illustrated, depending upon the actual situation.

                                     VAL-SD
                       DEATH BENEFIT OPTION - CASH OPTION
                          MALE NON-TOBACCO ISSUE AGE 60
                         FEMALE NON-TOBACCO ISSUE AGE 60
                      INITIAL FACE AMOUNT -- $1,000,000(1)

                        $28,150 INITIAL SCHEDULED PREMIUM

                              USING CURRENT CHARGES

                  -ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF-

                   0% GROSS        6.00%GROSS      12.00% GROSS
                 (-1.61% NET)      (4.39% NET)     (10.39% NET)

                ATT        INITIAL
   POL          AGE         BASE         POLICY      DEATH        POLICY       DEATH         POLICY      DEATH
   YR        #1      #2    PREMIUM       VALUE       BENEFIT       VALUE       BENEFIT       VALUE       BENEFIT
----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
         1   61      61   $   28,150   $     8050   $1,000,000     $   8556   $1,000,000     $   9063   $1,000,000
         2   62      62       28,150       31,950    1,000,000       34,450    1,000,000       37,012    1,000,000
         3   63      63       28,150       55,195    1,000,000       61,206    1,000,000       67,586    1,000,000
         4   64      64       28,150       77,730    1,000,000       88,798    1,000,000      100,996    1,000,000
         5   65      65       28,150       99,489    1,000,000      117,190    1,000,000      137,472    1,000,000

         6   66      66       28,150      120,405    1,000,000      146,349    1,000,000      177,277    1,000,000
         7   67      67       28,150      140,543    1,000,000      176,429    1,000,000      220,980    1,000,000
         8   68      68       28,150      160,779    1,000,000      208,332    1,000,000      269,822    1,000,000
         9   69      69       28,150      180,999    1,000,000      242,018    1,000,000      324,229    1,000,000
        10   70      70       28,150      201,074    1,000,000      277,453    1,000,000      384,702    1,000,000

        15   75      75       28,150      295,861    1,000,000      480,669    1,000,000      800,265    1,119,754
        20   80      80       28,150      372,941    1,000,000      730,887    1,000,000    1,484,298    1,849,712
        25   85      85       28,150      416,219    1,000,000    1,049,043    1,239,155    2,591,079    2,939,391
        30   90      90       28,150      394,586    1,000,000    1,431,396    1,587,183    4,362,726    4,633,712
        35   95      95       28,150      233,694    1,000,000    1,893,791    1,992,126    7,205,440    7,244,683

(1)  The initial face amount is guaranteed for life.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and policy values for a Policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                     VAL-SD
                       DEATH BENEFIT OPTION - CASH OPTION
                          MALE NON-TOBACCO ISSUE AGE 60
                         FEMALE NON-TOBACCO ISSUE AGE 60
                      INITIAL FACE AMOUNT -- $1,000,000(1)

                        $28,150 INITIAL SCHEDULED PREMIUM

                        USING GUARANTEED MAXIMUM CHARGES

                  -ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF-
                  0% GROSS       6.00% GROSS      12.00% GROSS
                (-1.61% NET)     (4.39% NET)      (10.39% NET)


                 ATT       INITIAL
  POL            AGE        BASE         POLICY      DEATH        POLICY       DEATH         POLICY      DEATH
  YR         #1      #2    PREMIUM       VALUE       BENEFIT       VALUE       BENEFIT       VALUE       BENEFIT
----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
         1   61      61   $   28,150   $     7871   $1,000,000   $     8372   $1,000,000   $     8874   $1,000,000
         2   62      62       28,150       31,595    1,000,000       34,075    1,000,000       36,616    1,000,000
         3   63      63       28,150       54,667    1,000,000       60,630    1,000,000       66,960    1,000,000
         4   64      64       28,150       77,032    1,000,000       88,013    1,000,000      100,115    1,000,000
         5   65      65       28,150       98,622    1,000,000      116,186    1,000,000      136,310    1,000,000

         6   66      66       28,150      119,371    1,000,000      145,114    1,000,000      175,803    1,000,000
         7   67      67       28,150      139,201    1,000,000      174,755    1,000,000      218,885    1,000,000
         8   68      68       28,150      158,034    1,000,000      205,072    1,000,000      265,900    1,000,000
         9   69      69       28,150      175,788    1,000,000      236,033    1,000,000      317,250    1,000,000
        10   70      70       28,150      192,375    1,000,000      267,607    1,000,000      373,412    1,000,000

        15   75      75       28,150      250,998    1,000,000      431,597    1,000,000      748,809    1,054,549
        20   80      80       28,150      235,762    1,000,000      597,201    1,000,000    1,323,398    1,668,596
        25   85      85       28,150       38,121    1,000,000      771,844    1,000,000    2,145,642    2,475,697
        30   90      90       28,150            0    1,000,000      982,757    1,104,905    3,283,663    3,558,361
        35   95      95       28,150            0    1,000,000    1,212,862    1,292,988    4,907,820    5,030,786


(1)  The initial face amount is guaranteed for life.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and policy values for a Policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                           INDEPENDENT AUDITORS' REPORT




The Board of Directors of Minnesota Life Insurance Company and Policy Owners of Minnesota Life Variable Life Account:

We have audited the accompanying statements of assets and liabilities of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company Growth, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth, Real Estate Securities, Templeton Developing Markets Securities, Templeton Global Asset Allocation, Franklin Small-Cap, Fidelity VIP Mid-Cap, Fidelity VIP Contrafund, Fidelity VIP Equity-Income, Janus Aspen Capital Appreciation, Janus Aspen International Growth and Credit Suisse Global Post-Venture Capital Segregated Sub Accounts of Minnesota Life Variable Life Account as of December 31, 2002, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and the financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.


We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 2002 were confirmed to us by the respective sub-account mutual fund, or for Advantus Series Fund, Inc., verified by examination of the underlying portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company Growth, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth, Real Estate Securities, Templeton Developing Markets Securities, Templeton Global Asset Allocation, Franklin Small-Cap, Fidelity VIP Mid-Cap, Fidelity VIP Contrafund, Fidelity VIP Equity-Income, Janus Aspen Capital Appreciation, Janus Aspen International Growth and Credit Suisse Global Post-Venture Capital Segregated Sub-Accounts of Minnesota Life Variable Life Account at December 31, 2002, and the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Minneapolis, Minnesota
March 7, 2003

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2002

                                                                                              SEGREGATED SUB-ACCOUNTS
                                                                                     -----------------------------------------
                                                                                                                       MONEY
                                ASSETS                                                    GROWTH          BOND        MARKET
                                                                                          ------          ----        ------
Investments in shares of Advantus Series Fund, Inc.:
   Growth Portfolio, 60,072,931 shares at net asset value
       of $1.17 per share (cost $119,157,590) ...................................    $70,296,942             --            --
   Bond Portfolio, 45,423,990 shares at net asset value
       of $1.30 per share (cost $55,620,533) ....................................             --     59,156,158            --
   Money Market Portfolio, 25,130,135 shares at net asset value
       of $1.00 per share (cost $25,130,135) ....................................             --             --    25,130,135
   Asset Allocation Portfolio, 94,036,756 shares at net asset value
       of $1.32 per share (cost $164,301,863) ...................................             --             --            --
   Mortgage Securities Portfolio, 34,070,818 shares at net asset value
       of $1.29 per share (cost $41,544,958) ....................................             --             --            --
   Index 500 Portfolio, 60,923,069 shares at net asset value
       of $2.70 per share (cost $207,245,314) ...................................             --             --            --
   Capital Appreciation Portfolio, 63,737,638 shares at net asset value
       of $1.09 per share (cost $134,001,850) ...................................             --             --            --
   International Stock Portfolio, 78,014,101 shares at net asset value
       of $1.10 per share (cost $114,359,569) ...................................             --             --            --
   Small Company Growth Portfolio, 85,871,919 shares at net asset value
       of $0.66 per share (cost $94,829,595) ....................................             --             --            --
                                                                                     -----------    -----------   -----------

                                                                                      70,296,942     59,156,158    25,130,135

Receivable from Minnesota Life for policy purchase
   payments .....................................................................         50,703         69,063       307,601
Receivable for investments
   sold .........................................................................         64,397         35,590        38,164
                                                                                     -----------    -----------   -----------

       Total Assets .............................................................     70,412,042     59,260,811    25,475,900
                                                                                     -----------    -----------   -----------


                                  LIABILITIES

 Payable to Minnesota Life for policy withdrawals and
   mortality and expense charges ................................................         64,397         35,590        38,164
 Payable for investments
   purchased ....................................................................         50,703         69,063       307,601
                                                                                     -----------    -----------   -----------

       Total Liabilities ........................................................        115,100        104,653       345,765
                                                                                     -----------    -----------   -----------

 NET ASSETS APPLICABLE TO POLICY OWNERS .........................................    $70,296,942     59,156,158    25,130,135
                                                                                     ===========    ===========   ===========

 UNITS OUTSTANDING ..............................................................     28,302,364     20,565,466    12,693,008
                                                                                     ===========    ===========   ===========

 NET ASSET VALUE PER UNIT .......................................................    $      2.48           2.88          1.98
                                                                                     ===========    ===========   ===========


                                                                                                SEGREGATED SUB-ACCOUNTS
                                                                                       -----------------------------------------
                                                                                         ASSET         MORTGAGE         INDEX
                                ASSETS                                                 ALLOCATION     SECURITIES         500
                                                                                       ----------     ----------         ---
Investments in shares of Advantus Series Fund, Inc.:
   Growth Portfolio, 60,072,931 shares at net asset value
       of $1.17 per share (cost $119,157,590) ...................................               --             --             --
   Bond Portfolio, 45,423,990 shares at net asset value
       of $1.30 per share (cost $55,620,533) ....................................               --             --             --
   Money Market Portfolio, 25,130,135 shares at net asset value
       of $1.00 per share (cost $25,130,135) ....................................               --             --             --
   Asset Allocation Portfolio, 94,036,756 shares at net asset value
       of $1.32 per share (cost $164,301,863) ...................................      124,438,389             --             --
   Mortgage Securities Portfolio, 34,070,818 shares at net asset value
       of $1.29 per share (cost $41,544,958) ....................................               --     43,878,832             --
   Index 500 Portfolio, 60,923,069 shares at net asset value
       of $2.70 per share (cost $207,245,314) ...................................               --             --    164,331,526
   Capital Appreciation Portfolio, 63,737,638 shares at net asset value
       of $1.09 per share (cost $134,001,850) ...................................               --             --             --
   International Stock Portfolio, 78,014,101 shares at net asset value
       of $1.10 per share (cost $114,359,569) ...................................               --             --             --
   Small Company Growth Portfolio, 85,871,919 shares at net asset value
       of $0.66 per share (cost $94,829,595) ....................................               --             --             --
                                                                                       -----------    -----------    -----------

                                                                                       124,438,389     43,878,832    164,331,526

Receivable from Minnesota Life for policy purchase
   payments .....................................................................           44,481        122,725        208,593
Receivable for investments
   sold .........................................................................           62,579         23,235        141,400
                                                                                       -----------    -----------    -----------

       Total Assets .............................................................      124,545,449     44,024,792    164,681,519
                                                                                       -----------    -----------    -----------


                                  LIABILITIES

 Payable to Minnesota Life for policy withdrawals and
   mortality and expense charges ................................................           62,579         23,235        141,400
 Payable for investments
   purchased ....................................................................           44,481        122,725        208,593
                                                                                       -----------    -----------    -----------

       Total Liabilities ........................................................          107,060        145,960        349,993
                                                                                       -----------    -----------    -----------

 NET ASSETS APPLICABLE TO POLICY OWNERS .........................................      124,438,389     43,878,832    164,331,526
                                                                                       ===========    ===========    ===========

 UNITS OUTSTANDING ..............................................................       43,396,953     13,407,079     45,940,654
                                                                                       ===========    ===========    ===========

 NET ASSET VALUE PER UNIT .......................................................             2.87           3.27           3.58
                                                                                       ===========    ===========    ===========




                                                                                             SEGREGATED SUB-ACCOUNTS
                                                                                    ------------------------------------------
                                                                                                                        SMALL
                                                                                      CAPITAL      INTERNATIONAL       COMPANY
                                ASSETS                                              APPRECIATION        STOCK           GROWTH
                                                                                    ------------   -------------        ------
Investments in shares of Advantus Series Fund, Inc.:
   Growth Portfolio, 60,072,931 shares at net asset value
       of $1.17 per share (cost $119,157,590) ..................................             --              --              --
   Bond Portfolio, 45,423,990 shares at net asset value
       of $1.30 per share (cost $55,620,533) ...................................             --              --              --
   Money Market Portfolio, 25,130,135 shares at net asset value
       of $1.00 per share (cost $25,130,135) ...................................             --              --              --
   Asset Allocation Portfolio, 94,036,756 shares at net asset value
       of $1.32 per share (cost $164,301,863) ..................................             --              --              --
   Mortgage Securities Portfolio, 34,070,818 shares at net asset value
       of $1.29 per share (cost $41,544,958) ...................................             --              --              --
   Index 500 Portfolio, 60,923,069 shares at net asset value
       of $2.70 per share (cost $207,245,314) ..................................             --              --              --
   Capital Appreciation Portfolio, 63,737,638 shares at net asset value
       of $1.09 per share (cost $134,001,850) ..................................     69,727,380              --              --
   International Stock Portfolio, 78,014,101 shares at net asset value
       of $1.10 per share (cost $114,359,569) ..................................             --      85,738,006              --
   Small Company Growth Portfolio, 85,871,919 shares at net asset value
       of $0.66 per share (cost $94,829,595) ...................................             --              --      56,725,839
                                                                                     ----------      ----------      ----------

                                                                                     69,727,380      85,738,006      56,725,839

Receivable from Minnesota Life for policy purchase
   payments ....................................................................         41,527          35,308          37,837
Receivable for investments
   sold ........................................................................         47,908          44,269          32,203
                                                                                     ----------      ----------      ----------

       Total Assets ............................................................     69,816,815      85,817,583      56,795,879
                                                                                     ----------      ----------      ----------


                                  LIABILITIES

 Payable to Minnesota Life for policy withdrawals and
   mortality and expense charges ...............................................         47,908          44,269          32,203
 Payable for investments
   purchased ...................................................................         41,527          35,308          37,837
                                                                                     ----------      ----------      ----------

       Total Liabilities .......................................................         89,435          79,577          70,040
                                                                                     ----------      ----------      ----------

 NET ASSETS APPLICABLE TO POLICY OWNERS ........................................     69,727,380      85,738,006      56,725,839
                                                                                     ==========      ==========      ==========

 UNITS OUTSTANDING .............................................................     25,378,871      46,305,966      42,200,879
                                                                                     ==========      ==========      ==========

 NET ASSET VALUE PER UNIT ......................................................           2.75            1.85            1.34
                                                                                     ==========      ==========      ==========


See accompanying notes to financial statements.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002

                                                                                           SEGREGATED SUB-ACCOUNTS
                                                                                     ------------------------------------

                                                                                                     SMALL
                                                                                        VALUE       COMPANY        GLOBAL
                                    ASSETS                                              STOCK        VALUE          BOND
                                                                                     -----------   ----------    ---------
Investments in shares of Advantus Series Fund, Inc.:
  Value Stock Portfolio, 40,119,521 shares at net asset value
      of $1.25 per share (cost $62,503,964) ....................................     $50,229,078           --           --
  Small Company Value Portfolio, 15,875,452 shares at net asset value
      of $1.02 per share (cost $18,670,792) ....................................              --   16,144,437           --
  Global Bond Portfolio, 5,892,050 shares at net asset value
      of $1.09 per share (cost $5,745,173) .....................................              --           --    6,398,401
  Index 400 Mid-Cap Portfolio, 14,702,399 shares at net asset value
      of $.96 per share (cost $16,240,681) .....................................              --           --           --
  Macro-Cap Value Portfolio, 11,651,978 shares at net asset value
      of $.70 per share (cost $10,788,234) .....................................              --           --           --
  Micro-Cap Growth Portfolio, 11,661,086 shares at net asset value
      of $.87 per share (cost $16,719,803) .....................................              --           --           --
  Real Estate Securities Portfolio, 7,714,862 shares at net asset value
      of $1.02 per share (cost $7,632,144) .....................................              --           --           --
Investments in shares of Franklin Templeton Variable Insurance Products Trust:
  Developing Markets Securities Fund, 1,355,661 shares
      at net asset value of $4.69 per share (cost $7,481,535) ..................              --           --           --
  Global Asset Allocation Fund, 57,087 shares at net asset value
      of $14.49 per share (cost $888,828) ......................................              --           --           --
                                                                                     -----------   ----------    ---------

                                                                                      50,229,078   16,144,437    6,398,401

Receivable from Minnesota Life for policy purchase
  payments .....................................................................          34,728       19,284        5,431
Receivable for investments
  sold .........................................................................          26,235        6,793        3,190
                                                                                     -----------   ----------    ---------

                  Total Assets .................................................      50,290,041   16,170,514    6,407,022
                                                                                     -----------   ----------    ---------


                                   LIABILITIES

Payable to Minnesota Life for policy withdrawals and
  mortality and expense charges ................................................          26,235        6,793        3,190
Payable for investments
  purchased ....................................................................          34,728       19,284        5,431

                  Total Liabilities ............................................          60,963       26,077        8,621

NET ASSETS APPLICABLE TO POLICY OWNERS .........................................     $50,229,078   16,144,437    6,398,401
                                                                                     ===========   ==========    =========

UNITS OUTSTANDING ..............................................................      31,449,334   16,594,748    5,388,668
                                                                                     ===========   ==========    =========

NET ASSET VALUE PER UNIT .......................................................     $      1.60         0.97         1.19
                                                                                     ===========   ==========    =========



                                                                                                SEGREGATED SUB-ACCOUNTS
                                                                                      ------------------------------------------


                                                                                       INDEX 400        MACRO-CAP      MICRO-CAP
                                    ASSETS                                              MID-CAP           VALUE         GROWTH
                                                                                      ----------       ----------     ----------
Investments in shares of Advantus Series Fund, Inc.:
  Value Stock Portfolio, 40,119,521 shares at net asset value
      of $1.25 per share (cost $62,503,964) ....................................              --               --             --
  Small Company Value Portfolio, 15,875,452 shares at net asset value
      of $1.02 per share (cost $18,670,792) ....................................              --               --             --
  Global Bond Portfolio, 5,892,050 shares at net asset value
      of $1.09 per share (cost $5,745,173) .....................................              --               --             --
  Index 400 Mid-Cap Portfolio, 14,702,399 shares at net asset value
      of $.96 per share (cost $16,240,681) .....................................      14,144,300               --             --
  Macro-Cap Value Portfolio, 11,651,978 shares at net asset value
      of $.70 per share (cost $10,788,234) .....................................              --        8,192,164             --
  Micro-Cap Growth Portfolio, 11,661,086 shares at net asset value
      of $.87 per share (cost $16,719,803) .....................................              --               --     10,156,947
  Real Estate Securities Portfolio, 7,714,862 shares at net asset value
      of $1.02 per share (cost $7,632,144) .....................................              --               --             --
Investments in shares of Franklin Templeton Variable Insurance Products Trust:
  Developing Markets Securities Fund, 1,355,661 shares
      at net asset value of $4.69 per share (cost $7,481,535) ..................              --               --             --
  Global Asset Allocation Fund, 57,087 shares at net asset value
      of $14.49 per share (cost $888,828) ......................................              --               --             --
                                                                                      ----------       ----------     ----------

                                                                                      14,144,300        8,192,164     10,156,947

Receivable from Minnesota Life for policy purchase
  payments .....................................................................          55,152            8,437          5,713
Receivable for investments
  sold .........................................................................           7,675            2,697         10,224
                                                                                      ----------       ----------     ----------

                  Total Assets .................................................      14,207,127        8,203,298     10,172,884
                                                                                      ----------       ----------     ----------


                                   LIABILITIES

Payable to Minnesota Life for policy withdrawals and
  mortality and expense charges ................................................           7,675            2,697         10,224
Payable for investments
  purchased ....................................................................          55,152            8,437          5,713

                  Total Liabilities ............................................          62,827           11,134         15,937

NET ASSETS APPLICABLE TO POLICY OWNERS .........................................      14,144,300        8,192,164     10,156,947
                                                                                      ==========       ==========     ==========

UNITS OUTSTANDING ..............................................................      12,100,332       11,911,619     10,236,599
                                                                                      ==========       ==========     ==========

NET ASSET VALUE PER UNIT .......................................................            1.17             0.69           0.99
                                                                                      ==========       ==========     ==========


                                                                                                  SEGREGATED SUB-ACCOUNTS
                                                                                        -------------------------------------------
                                                                                                        TEMPLETON
                                                                                                        DEVELOPING     TEMPLETON
                                                                                        REAL ESTATE       MARKETS     GLOBAL ASSET
                                    ASSETS                                              SECURITIES      SECURITIES    ALLOCATION(A)
                                                                                        -----------     ----------    -------------
Investments in shares of Advantus Series Fund, Inc.:
  Value Stock Portfolio, 40,119,521 shares at net asset value
      of $1.25 per share (cost $62,503,964) ....................................                 --             --             --
  Small Company Value Portfolio, 15,875,452 shares at net asset value
      of $1.02 per share (cost $18,670,792) ....................................                 --             --             --
  Global Bond Portfolio, 5,892,050 shares at net asset value
      of $1.09 per share (cost $5,745,173) .....................................                 --             --             --
  Index 400 Mid-Cap Portfolio, 14,702,399 shares at net asset value
      of $.96 per share (cost $16,240,681) .....................................                 --             --             --
  Macro-Cap Value Portfolio, 11,651,978 shares at net asset value
      of $.70 per share (cost $10,788,234) .....................................                 --             --             --
  Micro-Cap Growth Portfolio, 11,661,086 shares at net asset value
      of $.87 per share (cost $16,719,803) .....................................                 --             --             --
  Real Estate Securities Portfolio, 7,714,862 shares at net asset value
      of $1.02 per share (cost $7,632,144) .....................................          7,899,437             --             --
Investments in shares of Franklin Templeton Variable Insurance Products Trust:
  Developing Markets Securities Fund, 1,355,661 shares
      at net asset value of $4.69 per share (cost $7,481,535) ..................                 --      6,358,050             --
  Global Asset Allocation Fund, 57,087 shares at net asset value
      of $14.49 per share (cost $888,828) ......................................                 --             --        827,190
                                                                                          ---------      ---------        -------

                                                                                          7,899,437      6,358,050        827,190

Receivable from Minnesota Life for policy purchase
  payments .....................................................................             13,899         27,763          2,402
Receivable for investments
  sold .........................................................................              3,031          2,141            246
                                                                                          ---------      ---------        -------

                  Total Assets .................................................          7,916,367      6,387,955        829,838
                                                                                          ---------      ---------        -------


                                   LIABILITIES

Payable to Minnesota Life for policy withdrawals and
  mortality and expense charges ................................................              3,031          2,141            246
Payable for investments
  purchased ....................................................................             13,899         27,763          2,402

                  Total Liabilities ............................................             16,930         29,904          2,648

NET ASSETS APPLICABLE TO POLICY OWNERS .........................................          7,899,437      6,358,050        827,190
                                                                                          =========      =========        =======

UNITS OUTSTANDING ..............................................................          6,543,375      7,896,110        965,472
                                                                                          =========      =========        =======

NET ASSET VALUE PER UNIT .......................................................               1.21           0.81           0.86
                                                                                          =========      =========        =======




(a) Formerly Templeton Asset Strategy sub-account. Effective May 1, 2002 the underlying fund changed it's name to Templeton Global Asset Allocation.



See accompanying notes to financial statements.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2002

                                                                                             SEGREGATED SUB-ACCOUNTS
                                                                                      ---------------------------------------
                                                                                                     FIDELITY       FIDELITY
                                                                                      FRANKLIN          VIP            VIP
                                     ASSETS                                           SMALL-CAP       MID-CAP      CONTRAFUND
                                                                                     ----------     ----------     ----------
Investments in shares of Franklin Templeton Variable Insurance Products Trust:
  Franklin Small-Cap Fund, 451,805 shares at net asset value
      of $12.70 per share (cost $7,111,959) ....................................      5,737,923             --             --
Investments in shares of Fidelity Variable Insurance Products Fund:
  Mid-Cap Portfolio, 660,645 shares at net asset value
      of $17.39 per share (cost $12,151,397) ...................................             --     11,488,617             --
  Contrafund Portfolio, 1,110,114 shares at net asset value
      of $17.95 per share (cost $22,504,853) ...................................             --             --     19,926,546
  Equity-Income Portfolio, 687,099 shares at net asset value
      of $18.00 per share (cost $14,308,574) ...................................             --             --             --
Investments in shares of Janus Aspen Series - Service Shares:
  Capital Appreciation Portfolio, 893,483 shares at net asset value
      of $17.24 per share (cost $21,485,146) ...................................             --             --             --
  International Growth Portfolio, 684,150 shares at net asset value
      of $17.18 per share (cost $17,718,169) ...................................             --             --             --
Investments in shares of Credit Suisse Trust:
  Global Post-Venture Capital Portfolio, 115,777 shares at net asset value
      of $6.40 per share (cost $1,142,311) .....................................             --             --             --
                                                                                     ----------     ----------     ----------

                                                                                      5,737,923     11,488,617     19,926,546
                                                                                     ----------     ----------     ----------

Receivable from Minnesota Life for policy purchase
      payments .................................................................         15,341         12,093         17,324
Receivable for investments
      sold .....................................................................          5,457          4,382         10,069
                                                                                     ----------     ----------     ----------

                  Total Assets .................................................      5,758,720     11,505,092     19,953,939
                                                                                     ----------     ----------     ----------


                                   LIABILITIES


Payable to Minnesota Life for policy withdrawals and
      mortality and expense charges ............................................          5,457          4,382         10,069
Payable for investments
      purchased ................................................................         15,341         12,093         17,324
                                                                                     ----------     ----------     ----------

                  Total Liabilities ............................................         20,798         16,475         27,393
                                                                                     ----------     ----------     ----------

NET ASSETS APPLICABLE TO POLICY OWNERS .........................................      5,737,923     11,488,617     19,926,546
                                                                                     ==========     ==========     ==========

UNITS OUTSTANDING ..............................................................     11,455,017     10,480,433     26,787,135
                                                                                     ==========     ==========     ==========

NET ASSET VALUE PER UNIT .......................................................           0.50           1.10           0.74
                                                                                     ==========     ==========     ==========




                                                                                               SEGREGATED SUB-ACCOUNTS
                                                                                 ----------------------------------------------
                                                                                   FIDELITY       JANUS ASPEN      JANUS ASPEN
                                                                                       VIP          CAPITAL       INTERNATIONAL
                                     ASSETS                                      EQUITY-INCOME    APPRECIATION        GROWTH
                                                                                 -------------    ------------    -------------
Investments in shares of Franklin Templeton Variable Insurance Products Trust:
  Franklin Small-Cap Fund, 451,805 shares at net asset value
      of $12.70 per share (cost $7,111,959) ..................................              --              --              --
Investments in shares of Fidelity Variable Insurance Products Fund:
  Mid-Cap Portfolio, 660,645 shares at net asset value
      of $17.39 per share (cost $12,151,397) .................................              --              --              --
  Contrafund Portfolio, 1,110,114 shares at net asset value
      of $17.95 per share (cost $22,504,853) .................................              --              --              --
  Equity-Income Portfolio, 687,099 shares at net asset value
      of $18.00 per share (cost $14,308,574) .................................      12,367,782              --              --
Investments in shares of Janus Aspen Series - Service Shares:
  Capital Appreciation Portfolio, 893,483 shares at net asset value
      of $17.24 per share (cost $21,485,146) .................................              --      15,403,645              --
  International Growth Portfolio, 684,150 shares at net asset value
      of $17.18 per share (cost $17,718,169) .................................              --              --      11,753,696
Investments in shares of Credit Suisse Trust:
  Global Post-Venture Capital Portfolio, 115,777 shares at net asset value
      of $6.40 per share (cost $1,142,311) ...................................              --              --              --
                                                                                   -----------      ----------      ----------

                                                                                    12,367,782      15,403,645      11,753,696

Receivable from Minnesota Life for policy purchase
      payments ...............................................................          14,861          17,349          33,921
Receivable for investments
      sold ...................................................................           6,879          16,823           8,094

                                                                                   -----------      ----------      ----------
                  Total Assets ...............................................      12,389,522      15,437,818      11,795,710
                                                                                   -----------      ----------      ----------


                                   LIABILITIES


Payable to Minnesota Life for policy withdrawals and
      mortality and expense charges ..........................................           6,879          16,823           8,094
Payable for investments
      purchased ..............................................................          14,861          17,349          33,921
                                                                                   -----------      ----------      ----------

                  Total Liabilities ..........................................          21,740          34,172          42,015
                                                                                   -----------      ----------      ----------

NET ASSETS APPLICABLE TO POLICY OWNERS .......................................      12,367,782      15,403,645      11,753,696
                                                                                   ===========      ==========      ==========

UNITS OUTSTANDING ............................................................      14,130,074      28,666,591      25,080,452
                                                                                   ===========      ==========      ==========

NET ASSET VALUE PER UNIT .....................................................            0.88            0.54            0.47
                                                                                   ===========      ==========      ==========





                                                                                       SEGREGATED SUB-ACCOUNTS
                                                                                       -----------------------

                                                                                            CREDIT SUISSE
                                                                                            GLOBAL POST-
                                     ASSETS                                                VENTURE CAPITAL
                                                                                           ---------------
Investments in shares of Franklin Templeton Variable Insurance Products Trust:
  Franklin Small-Cap Fund, 451,805 shares at net asset value
      of $12.70 per share (cost $7,111,959) ....................................                        --
Investments in shares of Fidelity Variable Insurance Products Fund:
  Mid-Cap Portfolio, 660,645 shares at net asset value
      of $17.39 per share (cost $12,151,397) ...................................                        --
  Contrafund Portfolio, 1,110,114 shares at net asset value
      of $17.95 per share (cost $22,504,853) ...................................                        --
  Equity-Income Portfolio, 687,099 shares at net asset value
      of $18.00 per share (cost $14,308,574) ...................................                        --
Investments in shares of Janus Aspen Series - Service Shares:
  Capital Appreciation Portfolio, 893,483 shares at net asset value
      of $17.24 per share (cost $21,485,146) ...................................                        --
  International Growth Portfolio, 684,150 shares at net asset value
      of $17.18 per share (cost $17,718,169) ...................................                        --
Investments in shares of Credit Suisse Trust:
  Global Post-Venture Capital Portfolio, 115,777 shares at net asset value
      of $6.40 per share (cost $1,142,311) .....................................                   740,973
                                                                                                ----------

                                                                                                   740,973

Receivable from Minnesota Life for policy purchase
      payments .................................................................                       827
Receivable for investments
      sold .....................................................................                       617
                                                                                                ----------

                  Total Assets .................................................                   742,417
                                                                                                ----------


                                   LIABILITIES


Payable to Minnesota Life for policy withdrawals and
      mortality and expense charges ............................................                       617
Payable for investments
      purchased ................................................................                       827
                                                                                                ----------

                  Total Liabilities ............................................                     1,444
                                                                                                ----------

NET ASSETS APPLICABLE TO POLICY OWNERS .........................................                   740,973
                                                                                                ==========

UNITS OUTSTANDING ..............................................................                 2,099,443
                                                                                                ==========

NET ASSET VALUE PER UNIT .......................................................                      0.35
                                                                                                ==========




See accompanying notes to financial statements.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2002

                                                                                          SEGREGATED SUB-ACCOUNTS
                                                                                ---------------------------------------------

                                                                                                                     MONEY
                                                                                   GROWTH            BOND            MARKET
                                                                                   ------            ----            ------
Investment income (loss):
        Investment income distributions from underlying
            mutual fund ...................................................     $        --               --          271,385
        Mortality and expense charges (note 3) ............................        (401,332)        (262,907)        (107,534)
                                                                                -----------      -----------      -----------

            Investment income (loss) - net ................................        (401,332)        (262,907)         163,851
                                                                                -----------      -----------      -----------



Realized and unrealized gains (losses) on investments - net:
        Realized gain distributions from underlying
            mutual fund ...................................................              --               --               --
                                                                                -----------      -----------      -----------

        Realized gains (losses) on sales of investments:
            Proceeds from sales ...........................................      28,671,170       18,578,567       28,320,289
            Cost of investments sold ......................................     (46,418,024)     (18,326,060)     (28,320,289)
                                                                                -----------      -----------      -----------

                                                                                (17,746,854)         252,507               --
                                                                                -----------      -----------      -----------

            Net realized gains (losses) on investments ....................     (17,746,854)         252,507               --
                                                                                -----------      -----------      -----------

        Net change in unrealized appreciation or depreciation
            of investments ................................................      (6,359,257)       5,027,472               --
                                                                                -----------      -----------      -----------

            Net gains (losses) on investments .............................     (24,106,111)       5,279,979               --
                                                                                -----------      -----------      -----------


            Net increase (decrease) in net assets resulting from operations    $(24,507,443)       5,017,072          163,851
                                                                               =============      ===========      ===========



                                                                                          SEGREGATED SUB-ACCOUNTS
                                                                                ---------------------------------------------

                                                                                   ASSET          MORTGAGE          INDEX
                                                                                 ALLOCATION      SECURITIES          500
                                                                                -----------      -----------      -----------
Investment income (loss):
        Investment income distributions from underlying
            mutual fund ...................................................              --           22,286               --
        Mortality and expense charges (note 3) ............................        (653,916)        (167,873)        (874,603)
                                                                                -----------      -----------      -----------

            Investment income (loss) - net ................................        (653,916)        (145,587)        (874,603)
                                                                                -----------      -----------      -----------



Realized and unrealized gains (losses) on investments - net:
        Realized gain distributions from underlying
            mutual fund ...................................................              --               --               --
                                                                                -----------      -----------      -----------

        Realized gains (losses) on sales of investments:
            Proceeds from sales ...........................................      37,077,201       15,948,624       70,287,520
            Cost of investments sold ......................................     (48,707,010)     (15,443,295)     (84,241,252)
                                                                                -----------      -----------      -----------

                                                                                (11,629,809)         505,329      (13,953,732)
                                                                                -----------      -----------      -----------

            Net realized gains (losses) on investments ....................     (11,629,809)         505,329      (13,953,732)
                                                                                -----------      -----------      -----------

        Net change in unrealized appreciation or depreciation
            of investments ................................................        (787,241)       2,761,558      (31,299,442)
                                                                                -----------      -----------      -----------

            Net gains (losses) on investments .............................     (12,417,050)       3,266,887      (45,253,174)
                                                                                -----------      -----------      -----------


            Net increase (decrease) in net assets resulting from operations     (13,070,966)       3,121,300      (46,127,777)
                                                                                ===========      ===========      ===========


                                                                                          SEGREGATED SUB-ACCOUNTS
                                                                                ---------------------------------------------
                                                                                                                      SMALL
                                                                                  CAPITAL        INTERNATIONAL       COMPANY
                                                                                APPRECIATION        STOCK            GROWTH
                                                                                ------------     -------------    -----------

Investment income (loss):
        Investment income distributions from underlying
            mutual fund ...................................................              --               --               --
        Mortality and expense charges (note 3) ............................        (409,487)        (484,701)        (324,751)
                                                                                -----------      -----------      -----------

            Investment income (loss) - net ................................        (409,487)        (484,701)        (324,751)
                                                                                -----------      -----------      -----------



Realized and unrealized gains (losses) on investments - net:
        Realized gain distributions from underlying
            mutual fund ...................................................              --               --               --
                                                                                -----------      -----------      -----------

        Realized gains (losses) on sales of investments:
            Proceeds from sales ...........................................      25,293,039       35,936,438       23,917,185
            Cost of investments sold ......................................     (45,082,708)     (44,514,379)     (37,707,612)
                                                                                -----------      -----------      -----------

                                                                                (19,789,669)      (8,577,941)     (13,790,427)
                                                                                -----------      -----------      -----------

            Net realized gains (losses) on investments ....................     (19,789,669)      (8,577,941)     (13,790,427)
                                                                                -----------      -----------      -----------

        Net change in unrealized appreciation or depreciation
            of investments ................................................     (12,661,287)      (9,762,439)     (12,037,047)
                                                                                -----------      -----------      -----------

            Net gains (losses) on investments .............................     (32,450,956)     (18,340,380)     (25,827,474)
                                                                                -----------      -----------      -----------


            Net increase (decrease) in net assets resulting from operations     (32,860,443)     (18,825,081)     (26,152,225)
                                                                                ===========      ===========      ===========







See accompanying notes to financial statements.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2002

                                                                                         SEGREGATED SUB-ACCOUNTS
                                                                              -----------------------------------------

                                                                                                SMALL
                                                                                 VALUE         COMPANY         GLOBAL
                                                                                 STOCK          VALUE           BOND
                                                                              -----------    -----------    -----------
Investment income (loss):
        Investment income distributions from underlying
            mutual fund ...................................................   $        --             --         12,117
        Mortality and expense charges (note 3) ............................      (269,087)       (82,408)       (23,817)
                                                                              -----------    -----------    -----------

            Investment income (loss) - net ................................      (269,087)       (82,408)       (11,700)
                                                                              -----------    -----------    -----------



Realized and unrealized gains (losses) on investments - net:
        Realized gain distributions from underlying
            mutual fund ...................................................            --             --             --
                                                                               -----------    -----------    -----------

        Realized gains (losses) on sales of investments:
            Proceeds from sales ...........................................    17,031,759      8,695,387      2,501,815
            Cost of investments sold ......................................   (19,977,920)    (8,985,579)    (2,393,197)
                                                                              -----------    -----------    -----------

                                                                               (2,946,161)      (290,192)       108,618
                                                                              -----------    -----------    -----------

            Net realized gains (losses) on investments ....................    (2,946,161)      (290,192)       108,618
                                                                              -----------    -----------    -----------

        Net change in unrealized appreciation or depreciation
            of investments ................................................    (5,950,738)    (3,781,695)       706,558
                                                                              -----------    -----------    -----------

            Net gains (losses) on investments .............................    (8,896,899)    (4,071,887)       815,176
                                                                              -----------    -----------    -----------


            Net increase (decrease) in net assets resulting from operations   $(9,165,986)    (4,154,295)       803,476
                                                                              ===========    ===========    ===========




                                                                                        SEGREGATED SUB-ACCOUNTS
                                                                              -----------------------------------------


                                                                                INDEX 400     MACRO-CAP      MICRO-CAP
                                                                                 MID-CAP        VALUE         GROWTH
                                                                              -----------    -----------    -----------
Investment income (loss):
        Investment income distributions from underlying
            mutual fund ...................................................            --             --             --
        Mortality and expense charges (note 3) ............................       (67,761)       (41,174)       (59,906)
                                                                              -----------    -----------    -----------

            Investment income (loss) - net ................................       (67,761)       (41,174)       (59,906)
                                                                              -----------    -----------    -----------



Realized and unrealized gains (losses) on investments - net:
        Realized gain distributions from underlying
            mutual fund ...................................................            --             --             --
                                                                               -----------    -----------    -----------

        Realized gains (losses) on sales of investments:
            Proceeds from sales ...........................................     6,725,966      3,432,886      5,467,301
            Cost of investments sold ......................................    (7,381,146)    (4,260,668)    (8,311,942)
                                                                              -----------    -----------    -----------

                                                                                 (655,180)      (827,782)    (2,844,641)
                                                                              -----------    -----------    -----------

            Net realized gains (losses) on investments ....................      (655,180)      (827,782)    (2,844,641)
                                                                              -----------    -----------    -----------

        Net change in unrealized appreciation or depreciation
            of investments ................................................    (1,655,442)    (1,914,500)    (3,475,601)
                                                                              -----------    -----------    -----------

            Net gains (losses) on investments .............................    (2,310,622)    (2,742,282)    (6,320,242)
                                                                              -----------    -----------    -----------


            Net increase (decrease) in net assets resulting from operations    (2,378,383)    (2,783,456)    (6,380,148)
                                                                              ===========    ===========    ===========



                                                                                         SEGREGATED SUB-ACCOUNTS
                                                                              -------------------------------------------
                                                                                             TEMPLETON
                                                                                             DEVELOPING      TEMPLETON
                                                                              REAL ESTATE      MARKETS      GLOBAL ASSET
                                                                              SECURITIES     SECURITIES     ALLOCATION(A)
                                                                              -----------    -----------    ------------

Investment income (loss):
        Investment income distributions from underlying
            mutual fund ...................................................           896         87,510         11,155
        Mortality and expense charges (note 3) ............................       (28,772)       (30,560)        (3,126)
                                                                              -----------    -----------    -----------

            Investment income (loss) - net ................................       (27,876)        56,950          8,029
                                                                              -----------    -----------    -----------



Realized and unrealized gains (losses) on investments - net:
        Realized gain distributions from underlying
            mutual fund ...................................................            --             --             --
                                                                               -----------    -----------    -----------

        Realized gains (losses) on sales of investments:
            Proceeds from sales ...........................................     3,644,000      2,228,291        204,586
            Cost of investments sold ......................................    (3,543,872)    (2,635,655)      (224,627)
                                                                              -----------    -----------    -----------

                                                                                  100,128       (407,364)       (20,040)
                                                                              -----------    -----------    -----------

            Net realized gains (losses) on investments ....................       100,128       (407,364)       (20,040)
                                                                              -----------    -----------    -----------

        Net change in unrealized appreciation or depreciation
            of investments ................................................        88,624        245,486        (24,138)
                                                                              -----------    -----------    -----------

            Net gains (losses) on investments .............................       188,752       (161,878)       (44,179)
                                                                              -----------    -----------    -----------


            Net increase (decrease) in net assets resulting from operations       160,876       (104,928)       (36,149)
                                                                              ===========    ===========    ===========




(a) Formerly Templeton Asset Strategy sub-account. Effective May 1, 2002, the underlying fund changed it's name to Templeton Global Asset Allocation.





See accompanying notes to financial statements.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2002


                                                                                         SEGREGATED SUB-ACCOUNTS
                                                                                  -----------------------------------------
                                                                                                  FIDELITY        FIDELITY
                                                                                   FRANKLIN          VIP            VIP
                                                                                   SMALL-CAP       MID-CAP       CONTRAFUND
                                                                                  -----------    -----------    -----------
Investment income (loss):
        Investment income distributions from underlying
            mutual fund .......................................................   $    11,376         80,287         88,704
        Mortality and expense charges (note 3) ................................       (23,687)       (52,925)       (80,399)
                                                                                  -----------    -----------    -----------

            Investment income (loss) - net ....................................       (12,311)        27,362          8,305
                                                                                  -----------    -----------    -----------



Realized and unrealized gains (losses) on investments - net:
        Realized gain distributions from underlying
            mutual fund .......................................................            --             --             --
                                                                                  -----------    -----------    -----------

        Realized gains (losses) on sales of investments:
            Proceeds from sales ...............................................     1,872,276      4,580,141      4,802,434
            Cost of investments sold ..........................................    (2,369,406)    (4,758,550)    (5,382,271)
                                                                                  -----------    -----------    -----------

                                                                                     (497,130)      (178,409)      (579,837)
                                                                                  -----------    -----------    -----------

            Net realized gains (losses) on investments ........................      (497,130)      (178,409)      (579,837)
                                                                                  -----------    -----------    -----------

        Net change in unrealized appreciation or depreciation
            of investments ....................................................    (1,045,550)    (1,045,721)      (918,029)
                                                                                  -----------    -----------    -----------

            Net gains (losses) on investments .................................    (1,542,680)    (1,224,130)    (1,497,866)
                                                                                  -----------    -----------    -----------


            Net increase (decrease) in net assets resulting from operations ...   $(1,554,991)    (1,196,768)    (1,489,561)
                                                                                  ===========    ===========    ===========





                                                                                          SEGREGATED SUB-ACCOUNTS
                                                                                --------------------------------------------
                                                                                  FIDELITY      JANUS ASPEN     JANUS ASPEN
                                                                                     VIP          CAPITAL      INTERNATIONAL
                                                                                EQUITY-INCOME   APPRECIATION      GROWTH
                                                                                -------------   ------------   ------------
Investment income (loss):
        Investment income distributions from underlying
            mutual fund .......................................................       152,196         48,272         87,069
        Mortality and expense charges (note 3) ................................       (56,588)       (75,434)       (63,539)
                                                                                  -----------    -----------    -----------

            Investment income (loss) - net ....................................        95,608        (27,162)        23,530
                                                                                  -----------    -----------    -----------



Realized and unrealized gains (losses) on investments - net:
        Realized gain distributions from underlying
            mutual fund .......................................................       219,376             --             --
                                                                                  -----------    -----------    -----------

        Realized gains (losses) on sales of investments:
            Proceeds from sales ...............................................     4,509,198      6,460,356      6,742,830
            Cost of investments sold ..........................................    (5,156,325)    (9,069,230)   (10,234,657)
                                                                                  -----------    -----------    -----------

                                                                                     (647,127)    (2,608,874)    (3,491,827)
                                                                                  -----------    -----------    -----------

            Net realized gains (losses) on investments ........................      (427,751)    (2,608,874)    (3,491,827)
                                                                                  -----------    -----------    -----------

        Net change in unrealized appreciation or depreciation
            of investments ....................................................    (1,898,457)       (76,751)      (454,730)
                                                                                  -----------    -----------    -----------

            Net gains (losses) on investments .................................    (2,326,208)    (2,685,625)    (3,946,557)
                                                                                  -----------    -----------    -----------


            Net increase (decrease) in net assets resulting from operations ...    (2,230,600)    (2,712,787)    (3,923,027)
                                                                                  ===========    ===========    ===========




                                                                                SEGREGATED SUB-ACCOUNTS
                                                                                ----------------------

                                                                                    CREDIT SUISSE
                                                                                    GLOBAL POST-
                                                                                   VENTURE CAPITAL
                                                                                   ---------------

Investment income (loss):
        Investment income distributions from underlying
            mutual fund .......................................................             --
        Mortality and expense charges (note 3) ................................         (5,444)
                                                                                      --------

            Investment income (loss) - net ....................................         (5,444)
                                                                                      --------



Realized and unrealized gains (losses) on investments - net:
        Realized gain distributions from underlying
            mutual fund .......................................................             --
                                                                                      --------

        Realized gains (losses) on sales of investments:
            Proceeds from sales ...............................................        462,855
            Cost of investments sold ..........................................       (676,721)
                                                                                      --------

                                                                                      (213,866)
                                                                                      --------

            Net realized gains (losses) on investments ........................       (213,866)
                                                                                      --------

        Net change in unrealized appreciation or depreciation
            of investments ....................................................       (117,739)
                                                                                      --------

            Net gains (losses) on investments .................................       (331,605)
                                                                                      --------


            Net increase (decrease) in net assets resulting from operations ...       (337,049)
                                                                                      ========





See accompanying notes to financial statements.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2002


                                                                                              SEGREGATED SUB-ACCOUNTS
                                                                                   --------------------------------------------

                                                                                                                         MONEY
                                                                                       GROWTH            BOND           MARKET
                                                                                   ------------     -----------     -----------


Operations:
        Investment income (loss) - net ........................................    $   (401,332)       (262,907)        163,851
        Net realized gains (losses) on investments ............................     (17,746,854)        252,507              --
        Net change in unrealized appreciation or depreciation
           of investments .....................................................      (6,359,257)      5,027,472              --
                                                                                   ------------     -----------     -----------

Net increase (decrease) in net assets resulting
        from operations .......................................................     (24,507,443)      5,017,072         163,851
                                                                                   ------------     -----------     -----------

Policy transactions (notes 3, 4 and 5):
        Policy purchase payments ..............................................      29,419,431      24,254,831      34,173,059
        Policy withdrawals and charges ........................................     (28,269,838)    (18,315,660)    (28,212,757
                                                                                   ------------     -----------     -----------

Increase (decrease) in net assets from policy transactions ....................       1,149,593       5,939,171       5,960,302
                                                                                   ------------     -----------     -----------

Increase (decrease) in net assets .............................................     (23,357,850)     10,956,243       6,124,153

Net assets at the beginning of year ...........................................      93,654,792      48,199,915      19,005,982
                                                                                   ------------     -----------     -----------

Net assets at the end of year .................................................    $ 70,296,942      59,156,158      25,130,135
                                                                                   ============     ===========     ===========


                                                                                              SEGREGATED SUB-ACCOUNTS
                                                                                   ---------------------------------------------

                                                                                        ASSET        MORTGAGE           INDEX
                                                                                     ALLOCATION     SECURITIES           500
                                                                                   ------------     -----------     ------------
Operations:
        Investment income (loss) - net ........................................        (653,916)       (145,587)        (874,603)
        Net realized gains (losses) on investments ............................     (11,629,809)        505,329      (13,953,732)
        Net change in unrealized appreciation or depreciation
           of investments .....................................................        (787,241)      2,761,558      (31,299,442)
                                                                                   ------------     -----------     ------------

Net increase (decrease) in net assets resulting
        from operations .......................................................     (13,070,966)      3,121,300      (46,127,777)
                                                                                   ------------     -----------     ------------

Policy transactions (notes 3, 4 and 5):
        Policy purchase payments ..............................................      34,499,549      25,830,220       81,438,970
        Policy withdrawals and charges ........................................     (36,423,285)    (15,780,750)     (69,412,916)
                                                                                   ------------     -----------     ------------

Increase (decrease) in net assets from policy transactions ....................      (1,923,736)     10,049,470       12,026,054
                                                                                   ------------     -----------     ------------

Increase (decrease) in net assets .............................................     (14,994,702)     13,170,770      (34,101,723)

Net assets at the beginning of year ...........................................     139,433,091      30,708,062      198,433,249
                                                                                   ------------     -----------     ------------

Net assets at the end of year .................................................     124,438,389      43,878,832      164,331,526
                                                                                   ============     ===========     ============

                                                                                              SEGREGATED SUB-ACCOUNTS
                                                                                   ---------------------------------------------
                                                                                                                         SMALL
                                                                                       CAPITAL      INTERNATIONAL       COMPANY
                                                                                    APPRECIATION        STOCK           GROWTH
                                                                                   ------------     ------------     -----------
Operations:
        Investment income (loss) - net ........................................        (409,487)        (484,701)       (324,751)
        Net realized gains (losses) on investments ............................     (19,789,669)      (8,577,941)    (13,790,427)
        Net change in unrealized appreciation or depreciation
           of investments .....................................................     (12,661,287)      (9,762,439)    (12,037,047)
                                                                                   ------------     ------------     -----------

Net increase (decrease) in net assets resulting
        from operations .......................................................     (32,860,443)     (18,825,081)    (26,152,225)
                                                                                   ------------     ------------     -----------

Policy transactions (notes 3, 4 and 5):
        Policy purchase payments ..............................................      24,097,818       36,278,187      25,948,470
        Policy withdrawals and charges ........................................     (24,883,552)     (35,451,738)    (23,592,433)
                                                                                   ------------     ------------     -----------

Increase (decrease) in net assets from policy transactions ....................        (785,734)         826,449       2,356,037
                                                                                   ------------     ------------     -----------

Increase (decrease) in net assets .............................................     (33,646,177)     (17,998,632)    (23,796,188)

Net assets at the beginning of year ...........................................     103,373,557      103,736,638      80,522,027
                                                                                   ------------     ------------     -----------

Net assets at the end of year .................................................      69,727,380       85,738,006      56,725,839
                                                                                   ============     ============     ===========



See accompanying notes to financial statements.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2002


                                                                                             SEGREGATED SUB-ACCOUNTS
                                                                                   -------------------------------------------

                                                                                                       SMALL
                                                                                      VALUE           COMPANY         GLOBAL
                                                                                      STOCK            VALUE           BOND
                                                                                  ------------      ----------       ---------
Operations:
        Investment income (loss) - net ........................................   $   (269,087)        (82,408)        (11,700)
        Net realized gains (losses) on investments ............................     (2,946,161)       (290,192)        108,618
        Net change in unrealized appreciation or depreciation
           of investments .....................................................     (5,950,738)     (3,781,695)        706,558
                                                                                  ------------      ----------       ---------

Net increase (decrease) in net assets resulting
        from operations .......................................................     (9,165,986)     (4,154,295)        803,476
                                                                                  ------------      ----------       ---------

Policy transactions (notes 3, 4 and 5):
        Policy purchase payments ..............................................     20,108,072      14,751,852       4,260,912
        Policy withdrawals and charges ........................................    (16,762,672)     (8,612,979)     (2,477,998)
                                                                                  ------------      ----------       ---------

Increase in net assets from policy transactions ...............................      3,345,400       6,138,873       1,782,914
                                                                                  ------------      ----------       ---------

Increase (decrease) in net assets .............................................     (5,820,586)      1,984,578       2,586,390

Net assets at the beginning of year ...........................................     56,049,664      14,159,859       3,812,011
                                                                                  ------------      ----------       ---------

Net assets at the end of year .................................................   $ 50,229,078      16,144,437       6,398,401
                                                                                  ============      ==========       =========



                                                                                             SEGREGATED SUB-ACCOUNTS
                                                                                   -------------------------------------------


                                                                                  INDEX 400       MACRO-CAP       MICRO-CAP
                                                                                   MID-CAP          VALUE           GROWTH
                                                                                  ----------       ---------      ----------
Operations:
        Investment income (loss) - net ........................................      (67,761)        (41,174)        (59,906)
        Net realized gains (losses) on investments ............................     (655,180)       (827,782)     (2,844,641)
        Net change in unrealized appreciation or depreciation
           of investments .....................................................   (1,655,442)     (1,914,500)     (3,475,601)
                                                                                  ----------       ---------      ----------

Net increase (decrease) in net assets resulting
        from operations .......................................................   (2,378,383)     (2,783,456)     (6,380,148)
                                                                                  ----------       ---------      ----------

Policy transactions (notes 3, 4 and 5):
        Policy purchase payments ..............................................   10,483,233       5,607,333       6,806,438
        Policy withdrawals and charges ........................................   (6,658,203)     (3,391,712)     (5,407,395)
                                                                                  ----------       ---------      ----------

Increase in net assets from policy transactions ...............................    3,825,030       2,215,621       1,399,043
                                                                                  ----------       ---------      ----------

Increase (decrease) in net assets .............................................    1,446,647        (567,835)     (4,981,105)

Net assets at the beginning of year ...........................................   12,697,653       8,759,999      15,138,052
                                                                                  ----------       ---------      ----------

Net assets at the end of year .................................................   14,144,300       8,192,164      10,156,947
                                                                                  ==========       =========      ==========



                                                                                             SEGREGATED SUB-ACCOUNTS
                                                                                   -------------------------------------------
                                                                                                 TEMPLETON
                                                                                                 DEVELOPING        TEMPLETON
                                                                                  REAL ESTATE      MARKETS       GLOBAL ASSET
                                                                                   SECURITIES    SECURITIES      ALLOCATION(A)
                                                                                   ----------    ----------      -------------
Operations:
        Investment income (loss) - net ........................................       (27,876)        56,950           8,029
        Net realized gains (losses) on investments ............................       100,128       (407,364)        (20,040)
        Net change in unrealized appreciation or depreciation
           of investments .....................................................        88,624        245,486         (24,138)
                                                                                   ----------     ----------        --------

        Net increase (decrease) in net assets resulting
        from operations .......................................................       160,876       (104,928)        (36,149)
                                                                                   ----------     ----------        --------

Policy transactions (notes 3, 4 and 5):
        Policy purchase payments ..............................................     8,094,403      3,345,122         654,585
        Policy withdrawals and charges ........................................    (3,615,227)    (2,197,731)       (201,460)
                                                                                   ----------     ----------        --------

Increase in net assets from policy transactions ...............................     4,479,176      1,147,391         453,125
                                                                                   ----------     ----------        --------

Increase (decrease) in net assets .............................................     4,640,052      1,042,463         416,976

Net assets at the beginning of year ...........................................     3,259,385      5,315,587         410,214
                                                                                   ----------     ----------        --------

Net assets at the end of year .................................................     7,899,437      6,358,050         827,190
                                                                                   ==========     ==========        ========




(a) Formerly Templeton Asset Strategy sub-account. Effective May 1, 2002, the underlying fund changed it's name to Templeton Global Asset Allocation.


See accompanying notes to financial statements.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2002


                                                                                            SEGREGATED SUB-ACCOUNTS
                                                                                  ------------------------------------------
                                                                                                   FIDELITY        FIDELITY
                                                                                   FRANKLIN          VIP             VIP
                                                                                   SMALL-CAP       MID-CAP        CONTRAFUND
                                                                                  ----------     -----------     -----------
Operations:
        Investment income (loss) - net ........................................   $   (12,311)        27,362            8,305
        Net realized gains (losses) on investments ............................      (497,130)      (178,409)        (579,837)
        Net change in unrealized appreciation or depreciation
           of investments .....................................................    (1,045,550)    (1,045,721)        (918,029)
                                                                                   ----------     ----------       ----------

Net increase (decrease) in net assets resulting
        from operations .......................................................    (1,554,991)    (1,196,768)      (1,489,561)
                                                                                   ----------     ----------       ----------

Policy transactions (notes 3, 4 and 5):
        Policy purchase payments ..............................................     4,916,072      7,440,154       13,893,065
        Policy withdrawals and charges ........................................    (1,848,589)    (4,527,216)      (4,722,035)
                                                                                  ----------      ----------       ----------

Increase in net assets from policy transactions ...............................     3,067,482      2,912,938        9,171,030
                                                                                  ----------      ----------       ----------

Increase (decrease) in net assets .............................................     1,512,492      1,716,170        7,681,469

Net assets at the beginning of year ...........................................     4,225,431      9,772,447       12,245,077
                                                                                  -----------     ----------       ----------

Net assets at the end of year .................................................   $ 5,737,923     11,488,617       19,926,546
                                                                                  ===========     ==========       ==========


                                                                                               SEGREGATED SUB-ACCOUNTS
                                                                                   ----------------------------------------------
                                                                                     FIDELITY       JANUS ASPEN      JANUS ASPEN
                                                                                       VIP            CAPITAL       INTERNATIONAL
                                                                                   EQUITY-INCOME    APPRECIATION       GROWTH
                                                                                   -------------    ------------    -------------

Operations:
        Investment income (loss) - net ........................................         95,608         (27,162)         23,530
        Net realized gains (losses) on investments ............................       (427,751)     (2,608,874)     (3,491,827)
        Net change in unrealized appreciation or depreciation
           of investments .....................................................     (1,898,457)        (76,751)       (454,730)
                                                                                   -----------     -----------     -----------

Net increase (decrease) in net assets resulting
        from operations .......................................................     (2,230,600)     (2,712,787)     (3,923,027)
                                                                                   -----------     -----------     -----------

Policy transactions (notes 3, 4 and 5):
        Policy purchase payments ..............................................      9,609,197      10,075,635       8,658,948
        Policy withdrawals and charges ........................................     (4,452,609)     (6,384,922)     (6,679,291)
                                                                                   -----------     -----------     -----------

Increase in net assets from policy transactions ...............................      5,156,588       3,690,713       1,979,657
                                                                                   -----------     -----------     -----------

Increase (decrease) in net assets .............................................      2,925,988         977,926      (1,943,370)

Net assets at the beginning of year ...........................................      9,441,794      14,425,719      13,697,066
                                                                                   -----------     -----------     -----------

Net assets at the end of year .................................................     12,367,782      15,403,645      11,753,696
                                                                                   ===========     ===========     ===========



                                                                                    SEGREGATED SUB-ACCOUNTS
                                                                                    -----------------------
                                                                                         CREDIT SUISSE
                                                                                         GLOBAL POST-
                                                                                        VENTURE CAPITAL
                                                                                        ---------------
Operations:
        Investment income (loss) - net ........................................            (5,444)
        Net realized gains (losses) on investments ............................          (213,866)
        Net change in unrealized appreciation or depreciation
           of investments .....................................................          (117,739)
                                                                                         --------

Net increase (decrease) in net assets resulting
        from operations .......................................................          (337,049)
                                                                                         --------

Policy transactions (notes 3, 4 and 5):
        Policy purchase payments ..............................................           648,623
        Policy withdrawals and charges ........................................          (457,411)
                                                                                         --------

Increase in net assets from policy transactions ...............................           191,212
                                                                                         --------

Increase (decrease) in net assets .............................................          (145,837)

Net assets at the beginning of year ...........................................           886,810
                                                                                         --------

Net assets at the end of year .................................................           740,973
                                                                                         ========



See accompanying notes to financial statements.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2001


                                                                                         SEGREGATED SUB-ACCOUNTS
                                                                ----------------------------------------------------------------

                                                                                                      MONEY           ASSET
                                                                   GROWTH           BOND              MARKET        ALLOCATION
                                                                -------------    -------------    -------------    -------------
Operations:
     Investment income (loss) - net .........................   $    (491,165)       4,759,879          639,699        2,288,636
     Net realized gains (losses) on investments .............       2,812,509          218,372               --        8,981,578
     Net change in unrealized appreciation or depreciation
        of investments ......................................     (32,798,632)      (1,922,923)              --      (35,001,839)
                                                                -------------    -------------    -------------    -------------

Net increase (decrease) in net assets resulting
     from operations ........................................     (30,477,289)       3,055,328          639,699      (23,731,625)
                                                                -------------    -------------    -------------    -------------

Policy transactions (notes 3, 4 and 5):
     Policy purchase payments ...............................      36,443,049       17,004,582       36,614,649       37,625,709
     Policy withdrawals and charges .........................     (31,834,192)     (12,494,859)     (39,558,224)     (34,215,113)
                                                                -------------    -------------    -------------    -------------

Increase in net assets from policy transactions .............       4,608,857        4,509,723       (2,943,575)       3,410,596
                                                                -------------    -------------    -------------    -------------

Increase (decrease) in net assets ...........................     (25,868,432)       7,565,051       (2,303,876)     (20,321,029)

Net assets at the beginning of year .........................     119,523,224       40,634,864       21,309,858      159,754,120
                                                                -------------    -------------    -------------    -------------

Net assets at the end of year ...............................   $  93,654,792       48,199,915       19,005,982      139,433,091
                                                                =============    =============    =============    =============
                                                                                         SEGREGATED SUB-ACCOUNTS
                                                                ----------------------------------------------------------------

                                                                  MORTGAGE          INDEX           CAPITAL        INTERNATIONAL
                                                                 SECURITIES          500          APPRECIATION         STOCK
                                                                -------------    -------------    -------------    -------------
Operations:
     Investment income (loss) - net .........................       3,023,537          974,672         (461,820)       3,943,237
     Net realized gains (losses) on investments .............         289,066          770,294       23,573,640        5,672,734
     Net change in unrealized appreciation or depreciation
        of investments ......................................      (1,372,038)     (27,950,123)     (57,889,110)     (23,167,320)
                                                                -------------    -------------    -------------    -------------

Net increase (decrease) in net assets resulting
     from operations ........................................       1,940,565      (26,205,157)     (34,777,290)     (13,551,349)
                                                                -------------    -------------    -------------    -------------

Policy transactions (notes 3, 4 and 5):
     Policy purchase payments ...............................      14,502,761       78,637,620       28,362,944       35,550,253
     Policy withdrawals and charges .........................      (6,955,036)     (49,383,547)     (30,218,946)     (34,525,975)
                                                                -------------    -------------    -------------    -------------

Increase in net assets from policy transactions .............       7,547,726       29,254,073       (1,856,002)       1,024,278
                                                                -------------    -------------    -------------    -------------

Increase (decrease) in net assets ...........................       9,488,291        3,048,916      (36,633,292)     (12,527,071)

Net assets at the beginning of year .........................      21,219,772      195,384,333      140,006,849      116,263,709
                                                                -------------    -------------    -------------    -------------

Net assets at the end of year ...............................      30,708,062      198,433,249      103,373,557      103,736,638
                                                                =============    =============    =============    =============
                                                                 SEGREGATED
                                                                SUB-ACCOUNTS
                                                                -------------
                                                                    SMALL
                                                                   COMPANY
                                                                    GROWTH
                                                                -------------
Operations:
     Investment income (loss) - net .........................        (369,985)
     Net realized gains (losses) on investments .............      20,180,257
     Net change in unrealized appreciation or depreciation
        of investments ......................................     (32,736,098)
                                                                -------------

Net increase (decrease) in net assets resulting
     from operations ........................................     (12,925,826)
                                                                -------------

Policy transactions (notes 3, 4 and 5):
     Policy purchase payments ...............................      29,304,332
     Policy withdrawals and charges .........................     (24,821,277)
                                                                -------------

Increase in net assets from policy transactions .............       4,483,055
                                                                -------------

Increase (decrease) in net assets ...........................      (8,442,771)

Net assets at the beginning of year .........................      88,964,798
                                                                -------------

Net assets at the end of year ...............................      80,522,027
                                                                =============

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2001


                                                                                       SEGREGATED SUB-ACCOUNTS
                                                               ------------------------------------------------------------------
                                                                                 SMALL
                                                                  VALUE         COMPANY       GLOBAL      INDEX 400    MACRO-CAP
                                                                  STOCK          VALUE         BOND        MID-CAP       VALUE
                                                               ------------   -----------   ----------   -----------   ----------
Operations:
     Investment income (loss) - net .........................  $    381,355       (46,095)      25,055        55,358      (13,141)
     Net realized gains (losses) on investments .............    (1,286,652)    1,121,440       10,360       222,886     (320,761)
     Net change in unrealized appreciation or depreciation
        of investments ......................................    (5,607,004)      250,286      (91,830)     (286,186)    (199,443)
                                                               ------------   -----------   ----------   -----------   ----------

Net increase (decrease) in net assets resulting
     from operations ........................................    (6,512,301)    1,325,631      (56,415)       (7,942)    (533,345)
                                                               ------------   -----------   ----------   -----------   ----------

Policy transactions (notes 3, 4 and 5):
     Policy purchase payments ...............................    20,657,532    10,789,604    2,589,770     8,604,675    5,444,446
     Policy withdrawals and charges .........................   (16,618,178)   (3,751,548)  (1,302,920)   (3,733,443)  (2,787,399)
                                                               ------------   -----------   ----------   -----------   ----------

Increase in net assets from policy transactions .............     4,039,354     7,038,056    1,286,850     4,871,231    2,657,047
                                                               ------------   -----------   ----------   -----------   ----------

Increase (decrease) in net assets ...........................    (2,472,947)    8,363,687    1,230,435     4,863,289    2,123,702

Net assets at the beginning of period .......................    58,522,611     5,796,172    2,581,576     7,834,364    6,636,297
                                                               ------------   -----------   ----------   -----------   ----------

Net assets at the end of period .............................  $ 56,049,664    14,159,859    3,812,011    12,697,653    8,759,999
                                                               ============   ===========   ==========   ===========   ==========
                                                                           SEGREGATED SUB-ACCOUNTS
                                                               ------------------------------------------------
                                                                                          TEMPLETON    TEMPLETON
                                                               MICRO-CAP    REAL ESTATE   DEVELOPING    ASSET
                                                                 GROWTH      SECURITIES    MARKETS     STRATEGY
                                                               -----------   ----------   ----------   --------
Operations:
     Investment income (loss) - net .........................      (67,862)      91,617       17,408      1,992
     Net realized gains (losses) on investments .............   (1,972,046)      28,204     (137,944)    20,009
     Net change in unrealized appreciation or depreciation
        of investments ......................................    1,060,341      123,627     (334,026)   (37,278)
                                                               -----------   ----------   ----------   --------

Net increase (decrease) in net assets resulting
     from operations ........................................     (979,567)     243,448     (454,562)   (15,277)
                                                               -----------   ----------   ----------   --------

Policy transactions (notes 3, 4 and 5):
     Policy purchase payments ...............................    7,098,969    1,881,044    1,306,042    360,874
     Policy withdrawals and charges .........................   (5,786,991)    (789,723)    (422,037)   (28,938)
                                                               -----------   ----------   ----------   --------

Increase in net assets from policy transactions .............    1,311,978    1,091,321      884,005    331,936
                                                               -----------   ----------   ----------   --------

Increase (decrease) in net assets ...........................      332,411    1,334,769      429,443    316,659

Net assets at the beginning of period .......................   14,805,641    1,924,616    4,886,144     93,555
                                                               -----------   ----------   ----------   --------

Net assets at the end of period .............................   15,138,052    3,259,385    5,315,587    410,214
                                                               ===========   ==========   ==========   ========

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2001


                                                                                  SEGREGATED SUB-ACCOUNTS
                                                             --------------------------------------------------------------------
                                                                             FIDELITY     FIDELITY       FIDELITY    JANUS ASPEN
                                                               FRANKLIN        VIP           VIP           VIP          CAPITAL
                                                              SMALL-CAP      MID-CAP     CONTRAFUND   EQUITY-INCOME  APPRECIATION
                                                             -----------   -----------   -----------  -------------  ------------
Operations:
     Investment income (loss) - net ........................ $    (3,326)      (37,426)        6,564        20,807        49,892
     Net realized gains (losses) on investments ............     (46,780)      (11,761)      108,409       119,373      (570,622)
     Net change in unrealized appreciation or depreciation
        of investments .....................................    (102,958)     (129,168)   (1,183,704)     (299,970)   (2,783,449)
                                                             -----------   -----------   -----------   -----------   -----------

Net increase (decrease) in net assets resulting
     from operations .......................................    (153,064)     (178,355)   (1,068,731)     (159,790)   (3,304,179)
                                                             -----------   -----------   -----------   -----------   -----------

Policy transactions (notes 3, 4 and 5):
     Policy purchase payments ..............................   3,248,126     3,875,225     6,090,831     7,207,656     5,500,690
     Policy withdrawals and charges ........................    (287,967)   (1,212,804)     (457,530)     (411,804)   (1,388,460)
                                                             -----------   -----------   -----------   -----------   -----------

Increase in net assets from policy transactions ............   2,960,159     2,662,421     5,633,301     6,795,852     4,112,230
                                                             -----------   -----------   -----------   -----------   -----------

Increase (decrease) in net assets ..........................   2,807,095     2,484,066     4,564,570     6,636,062       808,051

Net assets at the beginning of period ......................   1,418,336     7,288,381     7,680,507     2,805,732    13,617,668
                                                             -----------   -----------   -----------   -----------   -----------

Net assets at the end of period ............................ $ 4,225,431     9,772,447    12,245,077     9,441,794    14,425,719
                                                             ===========   ===========   ===========   ===========   ===========
                                                                   SEGREGATED SUB-ACCOUNTS
                                                               -------------------------------
                                                                JANUS ASPEN    CREDIT SUISSE
                                                               INTERNATIONAL    GLOBAL POST-
                                                                  GROWTH       VENTURE CAPITAL
                                                               -------------   ---------------
Operations:
     Investment income (loss) - net .........................        28,308          (3,001)
     Net realized gains (losses) on investments .............      (420,398)        (23,791)
     Net change in unrealized appreciation or depreciation
        of investments ......................................    (2,439,088)       (121,417)
                                                                -----------     -----------

Net increase (decrease) in net assets resulting
     from operations ........................................    (2,831,178)       (148,209)
                                                                -----------     -----------

Policy transactions (notes 3, 4 and 5):
     Policy purchase payments ...............................     7,310,053         634,794
     Policy withdrawals and charges .........................      (864,755)        (52,908)
                                                                -----------     -----------

Increase in net assets from policy transactions .............     6,445,298         581,886
                                                                -----------     -----------

Increase (decrease) in net assets ...........................     3,614,120         433,677

Net assets at the beginning of period .......................    10,082,946         453,133
                                                                -----------     -----------

Net assets at the end of period .............................    13,697,066         886,810
                                                                ===========     ===========

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

(1)      ORGANIZATION

         The Minnesota Life Variable Life Account (the Account) was established on October 21, 1985 as a segregated asset account of Minnesota Life Insurance Company (Minnesota Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). There are currently three types of variable life policies each consisting of twenty-five segregated sub-accounts to which policy owners may allocate their purchase payments. The financial statements presented herein include three types of variable life policies, Variable Adjustable Life, Variable Adjustable Life Second Death and Variable Adjustable Life Horizon offered by the Account.


         The assets of each segregated sub-account are held for the exclusive benefit of the variable life policy owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life. Variable Life policy owners allocate their purchase payments to one or more of the twenty-five segregated sub-accounts. Such payments are then invested in shares of the Advantus Series Fund, Inc. (the Fund), Franklin Templeton Variable Insurance Products Trust, Fidelity Variable Insurance Products Funds, Janus Aspen Series, and Credit Suisse Trust, (collectively, the Underlying Funds). The Advantus Series Fund, Inc. was organized by Minnesota Life as the investment vehicle for its variable life insurance policies and variable annuity contracts. Each of the Underlying Funds is registered under the Investment Company Act of 1940 (as amended) as a diversified (except Global Bond Portfolio which is non-diversified), open-end management investment company.


         Payments allocated to the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company Growth, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth, Real Estate Securities, Templeton Developing Markets Securities, Templeton Global Asset Allocation (formerly Templeton Asset Strategy), Franklin Small-Cap, Fidelity VIP Mid-Cap, Fidelity VIP Contrafund, Fidelity VIP Equity-Income, Janus Aspen Capital Appreciation, Janus Aspen International Growth, and Credit Suisse Global Post-Venture Capital, segregated sub-accounts are invested in shares of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company Growth, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth, and Real Estate Securities Portfolios of the Fund, Templeton Developing Markets Securities, Templeton Global Asset Allocation (formerly Templeton Asset Strategy), and Franklin Small-Cap Funds of Franklin Templeton Variable Insurance Products Trust, Fidelity VIP Mid-Cap, Fidelity VIP Contrafund and Fidelity VIP Equity-Income Portfolios of Fidelity Variable Insurance Product Funds, Capital Appreciation Portfolio and International Growth Portfolio of Janus Aspen Series, and Global Post-Venture Capital Portfolio of Credit Suisse Trust, respectively.

         Securian Financial Services, Inc. (Securian) acts as the underwriter for the Account. Advantus Capital Management, Inc. (Advantus) acts as the investment adviser for the Fund. Both Securian and Advantus are sister companies of Minnesota Life.


(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         USE OF ESTIMATES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

         INVESTMENTS IN UNDERLYING FUNDS

         Investments in shares of the underlying Funds are stated at market value which is the net asset value per share as determined daily by each underlying Fund. Investment transactions are accounted for on the date the shares are purchased or sold. The cost of investments sold is determined on the average cost method. All dividend distributions received from the underlying Funds are reinvested in additional shares of the underlying Funds and are recorded by the sub-accounts on the ex-dividend date. The underlying Advantus Series Fund, Inc. Portfolios may utilize consent dividends to effectively distribute income for income tax purposes. The Account "consents" to treat these amounts as dividend income for tax purposes although they are not paid by the underlying Funds. Therefore, no dividend income is recorded in the statements of operations related to such consent dividends.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT



(3)      EXPENSES AND RELATED PARTY TRANSACTIONS

         The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.50 percent of the average daily net assets of the Account. This charge is an expense of the Account and is deducted daily from net assets of the Account.

         Policy purchase payments are reflected net of the following charges paid to Minnesota Life:

                  A basic sales load of up to 7 percent is deducted from each premium payment. A first year sales load not to exceed 44 percent may also be deducted. Total sales charges deducted from premium payments for the years ended December 31, 2002 and 2001 amounted to $28,103,420 and $28,871,146, respectively.

                  An underwriting charge is deducted from first year purchase payments in an amount not to exceed $5 per $1000 face amount of insurance for Variable Adjustable Life policies and $10 per $1,000 face amount of insurance for Variable Adjustable Life Second Death policies. The amount may vary by the age of the insured and the premium level for a given amount of insurance. The underwriting charge is paid for administrative costs associated with issuance or adjustment of policies. Total underwriting charges deducted from premium payments for the years ended December 31, 2002 and 2001 amounted to $7,076,212 and $9,530,725, respectively.

                  A premium tax charge in the amount of 2.5 percent is deducted from each premium payment for Variable Adjustable Life and Variable Adjustable Life Second Death policies. Premium taxes are paid to state and local governments. Total premium tax charges for the years ended December 31, 2002 and 2001 amounted to $6,912,998 and $7,331,047, respectively.

                  A face amount guarantee charge of 1.5 percent is deducted from each Variable Adjustable Life policy premium payment. The charge is paid for the guarantee that the death benefit will always be at least equal to the current face amount of insurance regardless of the investment performance. Total face amount guarantee charges deducted from premium payments for the years ended December 31, 2002 and 2001 amounted to $3,225,269 and $3,273,931, respectively.

                  Beginning in 1996, a federal tax charge of 1.25 percent is deducted from each Variable Adjustable Life Second Death policy premium payment. The federal tax charge is paid to offset additional corporate federal income taxes incurred by Minnesota Life under the Omnibus Budget Reconciliation Act of 1990. Total federal tax charges for the years ended December 31, 2002 and 2001 amounted to $484,724 and $595,704, respectively.

         In addition to deductions from premium payments, cash value charges (which may include an administration charge, certain transaction charges, a cost of insurance charge and a charge for sub-standard risks), if any, are assessed from the actual cash value of each policy. In addition, a face amount guarantee charge is assessed from the actual cash value of each Variable Adjustable Life Second Death policy. These charges are paid by redeeming units of the Account held by the individual policy owner. The administration charge is $60 for each policy year for Variable Adjustable Life policies and $120 for each policy year for Variable Adjustable Life Second Death policies. The transaction charges are for expenses incurred by Minnesota Life for processing certain transactions. A charge of $25 to $95 is assessed for each policy adjustment. A charge not to exceed $10 may be assessed for each transfer of actual cash value among the segregated sub-accounts. The face amount guarantee charge is guaranteed not to exceed 3 cents per thousand dollars of face amount per month.

         The following charges are associated with Variable Adjustable Life Horizon. An additional face amount charge not to exceed $5 per thousand is charged for first-year base premiums. A premium charge of 3 percent is charged on all non-repeating premiums. In addition, against the cash value of a Policy, Minnesota Life deducts a monthly policy charge of $8 plus 2 cents per thousand of the face amount. The monthly policy charge cannot exceed $10 plus 3 cents per thousand of the face amount.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

         The cost of insurance charge varies with the amount of insurance, the insured's age, sex, risk class, level of scheduled premium and duration of the policy. The charge for substandard risks is for providing death benefits for policies which have mortality risks in excess of the standard.

         To the extent the Account invests in the Advantus Series Fund, Inc. , the Account indirectly incurs management fees that are payable to Advantus. The advisory fee agreement provides for payments ranging from 0.15% to 0.95% of average daily net assets. In addition, the Advantus Series Fund, Inc. has adopted a Rule 12b-1 distribution plan covering all of the portfolios except the Maturing Government Bond Portfolios. Under the plan, the Advantus Series Fund, Inc. pays distribution fees equal to 0.25% of average daily net assets to Securian. Advantus Series Fund, Inc. also pays an administrative services fee to Minnesota Life.

         The total of cash value charges for the years ended December 31, 2002 and 2001 for each segregated sub-account are as follows:

                                                                 2002             2001
                                                            ---------------  ---------------
             Growth                                         $    7,394,570   $    7,934,554
             Bond                                                4,519,335        3,819,229
             Money Market                                        2,229,263        1,923,703
             Asset Allocation                                   10,502,561       10,829,349
             Mortgage Securities                                 3,236,282        2,199,778
             Index 500                                          15,088,724       14,992,339
             Capital Appreciation                                6,129,002        7,295,815
             International Stock                                 7,623,752        7,874,789
             Small Company Growth                                5,795,696        6,247,016
             Value Stock                                         5,057,900        5,215,075
             Small Company Value                                 1,483,350          853,556
             Global Bond                                           650,125          474,039
             Index 400 Mid-Cap                                   1,294,761          970,246
             Macro-Cap Value                                       815,308          754,558
             Micro-Cap Growth                                    1,346,190        1,445,136
             Real Estate Securities                                508,819          203,650
             Templeton Developing Markets Securities               634,525          523,375
             Templeton Global Asset Allocation                      80,129           29,104
             Franklin Small-Cap                                    756,265          430,059
             Fidelity VIP Mid-Cap                                1,179,617          834,276
             Fidelity VIP Contrafund                             1,613,550        1,049,445
             Fidelity VIP Equity-Income                          1,251,697          621,294
             Janus Aspen Capital Appreciation                    1,917,437        1,626,735
             Janus Aspen International Growth                    1,611,971        1,348,571
             Credit Suisse Global Post-Venture Capital             115,810           85,841

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT



(4)    INVESTMENT TRANSACTIONS

       The Account's purchases of fund shares, including reinvested dividend distributions, were as follows during the years ended December 31, 2002 and 2001.

                                                               2002              2001
                                                          ---------------   ---------------
Advantus Series Fund, Inc.:
       Growth Portfolio                                    $  29,419,431     $  51,873,146
       Bond Portfolio                                         24,254,831        21,988,052
       Money Market Portfolio                                 34,444,442        37,353,416
       Asset Allocation Portfolio                             34,499,549        57,879,867
       Mortgage Securities Portfolio                          25,852,507        17,655,174
       Index 500 Portfolio                                    81,438,971        82,669,142
       Capital Appreciation Portfolio                         24,097,818        63,507,029
       International Stock Portfolio                          36,278,186        50,749,118
       Small Company Growth Portfolio                         25,948,471        58,829,028
       Value Stock Portfolio                                  20,108,072        21,321,709
       Small Company Value Portfolio                          14,751,852        11,467,405
       Global Bond Portfolio                                   4,273,029         2,630,962
       Index 400 Portfolio                                    10,483,235         9,244,702
       Macro-Cap Value Portfolio                               5,607,333         5,468,537
       Micro-Cap Growth Portfolio                              6,806,438         7,141,281
       Real Estate Securities Portfolio                        8,095,300         1,984,807
Franklin Templeton Variable Insurance Products Trust:
       Developing Markets Securities Fund                      3,432,632         1,348,680
       Global Asset Allocation Fund                              665,741           386,288
       Franklin Small-Cap Fund                                 4,927,448         3,257,381
Fidelity Variable Insurance Products Funds:
       VIP Mid-Cap Portfolio                                   7,520,441         3,875,224
       VIP Contrafund Portfolio                               13,981,769         6,347,005
       VIP Equity-Income Portfolio                             9,980,770         7,392,883
Janus Aspen Series:
       Capital Appreciation Portfolio                         10,123,907         5,618,114
       International Growth Portfolio                          8,746,017         7,394,514
Credit Suisse Trust:
       Global Post-Venture Capital Portfolio                     648,623           634,794

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT


(5)      UNIT ACTIVITY FROM POLICY TRANSACTIONS

         Transactions in units for each segregated sub-account for the years ended December 31, 2002 and 2001 were as follows:


                                                                              SEGREGATED SUB-ACCOUNTS
                                                  --------------------------------------------------------------------------------
                                                                                       MONEY            ASSET           MORTGAGE
                                                     GROWTH            BOND            MARKET         ALLOCATION       SECURITIES
                                                  -----------       ----------      -----------      -----------       ----------
Units outstanding at
  December 31, 2000 .........................      26,708,050       16,671,238       11,201,306       42,926,041        7,668,796
              Policy purchase
                      payments ..............      10,092,456        6,633,155       18,859,729       11,613,612        4,932,718
              Policy withdrawals
                      and charges ...........      (8,826,819)      (4,882,195)     (20,386,929)     (10,505,230)      (2,368,293)
                                                  -----------       ----------      -----------      -----------       ----------
Units outstanding at
  December 31, 2001 .........................      27,973,687       18,422,198        9,674,106       44,034,423       10,233,221
              Policy purchase
                      payments ..............      10,411,240        8,857,017       17,319,134       11,556,607        8,159,010
              Policy withdrawals
                      and charges ...........     (10,082,563)      (6,713,749)     (14,300,232)     (12,194,077)      (4,985,152)
                                                  -----------       ----------      -----------      -----------       ----------
Units outstanding at
  December 31, 2002 .........................      28,302,364       20,565,466       12,693,008       43,396,953       13,407,079
                                                  ===========       ==========      ===========      ===========       ==========

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                                                                               SEGREGATED SUB-ACCOUNTS
                                                  --------------------------------------------------------------------------------
                                                                                                       SMALL
                                                     INDEX           CAPITAL       INTERNATIONAL       COMPANY            VALUE
                                                      500          APPRECIATION       STOCK            GROWTH             STOCK
                                                  -----------      ------------    -------------      -----------      -----------
Units outstanding at
  December 31, 2000 .........................      36,846,367       26,043,006       45,365,710       38,158,772       27,514,067
              Policy purchase
                      payments ..............      16,340,207        6,492,561       15,373,005       15,595,439       10,458,089
              Policy withdrawals
                      and charges ...........     (10,330,549)      (6,912,248)     (14,929,091)     (13,104,625)      (8,404,134)
                                                  -----------       ----------      -----------      -----------       ----------
Units outstanding at
  December 31, 2001 .........................      42,856,025       25,623,319       45,809,624       40,649,586       29,568,022
              Policy purchase
                      payments ..............      20,644,644        7,562,842       17,482,541       16,739,690       11,428,502
              Policy withdrawals
                      and charges ...........     (17,560,015)      (7,807,290)     (16,986,199)     (15,188,397)      (9,547,190)
                                                  -----------       ----------      -----------      -----------       ----------

Units outstanding at
  December 31, 2002 .........................      45,940,654       25,378,871       46,305,966       42,200,879       31,449,334
                                                  ===========       ==========      ===========      ===========       ==========

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                   -----------------------------------------------------------------------------
                                                      SMALL
                                                     COMPANY         GLOBAL         INDEX 400         MACRO-CAP        MICRO-CAP
                                                      VALUE           BOND           MID-CAP            VALUE           GROWTH
                                                   ----------      ----------       ----------       ----------       ----------
Units outstanding at
  December 31, 2000 .........................       5,454,038       2,503,772        5,576,822        6,333,932        7,378,187
               Policy purchase
                       payments .............       9,471,238       2,531,731        6,459,355        5,649,808        4,533,833
               Policy withdrawals
                       and charges ..........      (3,336,364)     (1,271,712)      (2,852,833)      (2,876,719)      (3,357,918)
                                                   ----------      ----------       ----------       ----------       ----------
Units outstanding at
  December 31, 2001 .........................      11,588,912       3,763,791        9,183,344        9,107,021        8,554,102
              Policy purchase
                      payments ..............      12,710,436       3,910,505        8,131,408        7,105,325        5,920,450
              Policy withdrawals
                      and charges ...........      (7,704,599)     (2,285,628)      (5,214,420)      (4,300,727)      (4,237,953)
                                                   ----------      ----------       ----------       ----------       ----------

Units outstanding at
  December 31, 2002 .........................      16,594,748       5,388,668       12,100,332       11,911,619       10,236,599
                                                   ==========      ==========       ==========       ==========       ==========

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                                                                                SEGREGATED SUB-ACCOUNTS
                                                  ---------------------------------------------------------------------------
                                                                  TEMPLETON
                                                                  DEVELOPING     TEMPLETON
                                                  REAL ESTATE      MARKETS      GLOBAL ASSET      FRANKLIN       FIDELITY VIP
                                                  SECURITIES      SECURITIES    ALLOCATION(A)     SMALL-CAP        MID-CAP
                                                  ----------      ----------    -------------    ----------      ------------
Units outstanding at
  December 31, 2000 .........................      1,850,871       5,514,180        93,085        1,694,156        5,714,598
              Policy purchase
                      payments ..............      1,769,749       3,634,296       486,132        6,101,083        5,643,131
              Policy withdrawals
                      and charges ...........       (746,994)     (2,589,553)     (123,717)      (1,809,327)      (3,376,494)
                                                  ----------      ----------      --------       ----------       ----------
Units outstanding at
  December 31, 2001 .........................      2,873,626       6,558,923       455,500        5,985,912        7,981,235
              Policy purchase
                      payments ..............      6,720,965       4,476,782       771,432        9,781,339        7,113,847
              Policy withdrawals
                      and charges ...........     (3,051,216)     (3,139,595)     (261,460)      (4,312,234)      (4,614,649)
                                                  ----------      ----------      --------       ----------       ----------

Units outstanding at
  December 31, 2002 .........................      6,543,375       7,896,110       965,472       11,455,017       10,480,433
                                                  ==========      ==========      ========       ==========       ==========



(a) Formerly Templeton Asset Strategy sub-account. Effective May 1, 2002, the underlying fund changed it's name to Templeton Global Asset Allocation.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT


                                                                                 SEGREGATED SUB-ACCOUNTS
                                                   ---------------------------------------------------------------------------------
                                                                                    JANUS ASPEN       JANUS ASPEN     CREDIT SUISSE
                                                  FIDELITY VIP     FIDELITY VIP       CAPITAL        INTERNATIONAL    GLOBAL POST-
                                                   CONTRAFUND     EQUITY-INCOME     APPRECIATION        GROWTH       VENTURE CAPITAL
                                                  ------------    -------------     ------------     -------------   ---------------

Units outstanding at
  December 31, 2000 .........................       8,088,150        2,491,833       16,489,515       12,109,349         599,798
              Policy purchase
                      payments ..............      10,751,477        8,783,726       15,091,583       16,916,706       1,555,751
              Policy withdrawals
                      and charges ...........      (4,033,738)      (2,383,256)      (9,122,954)      (7,435,472)       (509,385)
                                                   ----------       ----------       ----------       ----------       ---------

Units outstanding at
  December 31, 2001 .........................      14,805,889        8,892,303       22,458,144       21,590,583       1,646,164
              Policy purchase
                      payments ..............      19,249,234       10,977,823       19,377,092       18,492,209       1,614,572
              Policy withdrawals
                      and charges ...........      (7,267,988)      (5,740,052)     (13,168,645)     (15,002,340)     (1,161,293)
                                                   ----------       ----------       ----------       ----------       ---------

Units outstanding at
  December 31, 2002 .........................      26,787,135       14,130,074       28,666,591       25,080,452       2,099,443
                                                   ==========       ==========       ==========       ==========       =========

MINNESOTA LIFE VARIABLE LIFE ACCOUNT

(6) FINANCIAL HIGHLIGHTS

                                                             At December 31                  For the year ended December 31
                                                        -------------------------      ------------------------------------------
                                                                                         Investment       Expense         Total
Sub-account                                             Unit Value    Net Assets       Income Ratio*       Ratio**      Return***
-----------                                             ----------   ------------      -------------      --------      ---------
Growth                                        2002       $  2.48     $ 70,296,942           0.00%          0.50%         (25.81)%
                                              2001          3.35       93,654,792           0.00           0.50          (25.18)

Bond                                          2002          2.88       59,156,158           0.00           0.50            9.95
                                              2001          2.62       48,199,915          11.15           0.50            7.36

Money Market                                  2002          1.98       25,130,135           1.26           0.50            0.78
                                              2001          1.96       19,005,982           3.72           0.50            3.27

Asset Allocation                              2002          2.87      124,438,389           0.00           0.50           (9.44)
                                              2001          3.17      139,433,091           2.12           0.50          (14.79)

Mortgage Securities                           2002          3.27       43,878,832           0.06           0.50            9.11
                                              2001          3.00       30,708,062          12.24           0.50            8.43

Index 500                                     2002          3.58      164,331,526           0.00           0.50          (22.75)
                                              2001          4.63      198,433,249           1.01           0.50          (12.69)

Capital Appreciation                          2002          2.75       69,727,380           0.00           0.50          (31.88)
                                              2001          4.03      103,373,557           0.10           0.50          (25.01)

International Stock                           2002          1.85       85,738,006           0.00           0.50          (18.23)
                                              2001          2.26      103,736,638           4.23           0.50          (11.65)

Small Company Growth                          2002          1.34       56,725,839           0.00           0.50          (32.14)
                                              2001          1.98       80,522,027           0.00           0.50          (15.12)

Value Stock                                   2002          1.60       50,229,078           0.00           0.50          (15.74)
                                              2001          1.90       56,049,664           1.17           0.50          (10.90)

Small Company Value                           2002          0.97       16,144,437           0.00           0.50          (20.38)
                                              2001          1.22       14,159,859           0.00           0.50          (15.01)

Global Bond                                   2002          1.19        6,398,401           0.25           0.50           17.35
                                              2001          1.01        3,812,011           1.28           0.50           (2.00)

Index 400 Mid-Cap                             2002          1.17       14,144,300           0.00           0.50          (15.46)
                                              2001          1.38       12,697,653           1.07           0.50           (1.56)

Macro-Cap Value                               2002          0.69        8,192,164           0.00           0.50          (28.50)
                                              2001          0.96        8,759,999           0.32           0.50           (8.20)

Micro-Cap Growth                              2002          0.99       10,156,947           0.00           0.50          (43.93)
                                              2001          1.77       15,138,052           0.00           0.50          (11.77)

Real Estate Securities                        2002          1.21        7,899,437           0.02           0.50            6.43
                                              2001          1.13        3,259,385           4.28           0.50            9.49

Templeton Developing Markets Securities       2002          0.81        6,358,050           1.43           0.50           (0.64)
                                              2001          0.81        5,315,587           0.84           0.50           (8.54)

Templeton Global Asset Allocation (a)         2002          0.86          827,190           1.79           0.50           (4.87)
                                              2001          0.90          410,214           1.39           0.50          (10.40)

Franklin Small-Cap                            2002          0.50        5,737,923           0.24           0.50          (29.04)
                                              2001          0.71        4,225,431           0.37           0.50          (15.67)

Fidelity VIP Mid-Cap                          2002          1.10       11,488,617           0.00           0.50          (10.47)
                                              2001          1.22        9,772,447           0.00           0.50           (4.00)

Fidelity VIP Contrafund                       2002          0.74       19,926,546           0.55           0.50          (10.06)
                                              2001          0.83       12,245,077           0.57           0.50          (12.91)

Fidelity VIP Equity-Income                    2002          0.88       12,367,782           3.29           0.50          (17.57)
                                              2001          1.06        9,441,794           0.89           0.50           (5.70)

                                                             At December 31                  For the year ended December 31
                                                        -------------------------      ------------------------------------------
                                                                                         Investment       Expense         Total
Sub-account                                             Unit Value    Net Assets       Income Ratio*       Ratio**      Return***
-----------                                             ----------   ------------      -------------      --------      ---------
Janus Aspen Capital Appreciation              2002          0.54       15,403,645           0.32           0.50          (16.35)
                                              2001          0.64       14,425,719           0.87           0.50          (22.22)

Janus Aspen International Growth              2002          0.47       11,753,696           0.69           0.50          (26.13)
                                              2001          0.63       13,697,066           0.75           0.50          (23.81)

Credit Suisse Global Post-Venture Capital     2002          0.35          740,973           0.00           0.50          (34.49)
                                              2001          0.54          886,810           0.00           0.50          (28.99)

*These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests and, to the extent the underlying fund utilizes consent dividends rather than paying dividends in cash or reinvested shares, the Account does not record investment income.

**These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

***These amounts represent the total return for the year ended, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(a) Formerly Templeton Asset Strategy sub-account. Effective May 1, 2002, the underlying fund changed its name to Templeton Global Asset Allocation.

                              [LETTERHEAD OF KPMG]

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
Minnesota Life Insurance Company:

We have audited the accompanying consolidated balance sheets of the Minnesota Life Insurance Company and subsidiaries as of December 31, 2002 and 2001, and the related consolidated statements of operations and comprehensive income, changes in stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 2002. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Minnesota Life Insurance Company and subsidiaries as of December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America.

As discussed in note 2 to the consolidated financial statements, effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES; and effective April 1, 2001, the Company adopted Emerging Issues Task Force 99-20, RECOGNITION OF INTEREST INCOME AND IMPAIRMENT ON PURCHASED AND RETAINED INTERESTS IN SECURITIZED FINANCIAL ASSETS.

Our audits were made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The supplementary information included in the accompanying schedules is presented for purpose of additional analysis and is not a required part of the basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.

                                    KPMG LLP

Minneapolis, Minnesota
February 7, 2003

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2002 AND 2001
                                 (In thousands)

Assets                                                                                    2002            2001
------                                                                               -------------    ------------
    Fixed maturity securities:
      Available-for-sale, at fair value (amortized cost $4,502,266 and $5,061,422)   $   4,784,210    $  5,279,515
    Equity securities, at fair value (cost $506,426 and $594,916)                          461,426         602,554
    Mortgage loans, net                                                                    767,944         738,749
    Real estate, net                                                                         7,858          11,925
    Finance receivables, net                                                               121,306         126,037
    Policy loans                                                                           259,531         256,844
    Short-term investments                                                               1,460,454         621,907
    Private equity investments (cost $278,539 and $301,728)                                221,614         263,928
    Fixed maturity securities on loan, at fair value
      (amortized cost $1,136,148 and $348,651)                                           1,208,935         365,031
    Equity securities on loan, at fair value (cost $73,904 and $39,575)                     71,338          48,280
    Other invested assets                                                                   65,215         166,340
                                                                                     -------------    ------------
      Total investments                                                                  9,429,831       8,481,110

    Cash                                                                                    24,694          32,589
    Deferred policy acquisition costs                                                      570,738         683,339
    Accrued investment income                                                               89,849          94,539
    Premiums receivable                                                                    123,172         116,483
    Property and equipment, net                                                             78,991          80,822
    Reinsurance recoverables                                                               645,599         621,615
    Other assets                                                                            47,419          42,645
    Separate account assets                                                              6,684,280       7,558,283
                                                                                     -------------    ------------
         Total assets                                                                $  17,694,573    $ 17,711,425
                                                                                     =============    ============

Liabilities and Stockholder's Equity
------------------------------------

Liabilities:

    Policy and contract account balances                                             $   4,371,712    $  4,191,843
    Future policy and contract benefits                                                  2,027,976       1,929,205
    Pending policy and contract claims                                                     131,121         133,920
    Other policyholder funds                                                               528,417         499,940
    Policyholder dividends payable                                                          54,455          55,978
    Unearned premiums and fees                                                             191,277         209,255
    Federal income tax liability:
      Current                                                                               15,431          32,360
      Deferred                                                                              68,106         113,060
    Other liabilities                                                                      362,022         518,547
    Notes payable                                                                          137,000         159,000
    Securities lending collateral                                                        1,307,146         424,406
    Separate account liabilities                                                         6,646,646       7,511,607
                                                                                     -------------    ------------
      Total liabilities                                                                 15,841,309      15,779,121
                                                                                     -------------    ------------

Stockholder's equity:
    Common stock, $1 par value, 5,000,000 shares authorized,
      Issued and outstanding                                                                 5,000           5,000
    Additional paid in capital                                                               3,000           3,000
    Retained earnings                                                                    1,786,873       1,821,015
    Accumulated other comprehensive income                                                  58,391         103,289
                                                                                     -------------    ------------
      Total stockholder's equity                                                         1,853,264       1,932,304
                                                                                     -------------    ------------
         Total liabilities and stockholder's equity                                  $  17,694,573    $ 17,711,425
                                                                                     =============    ============

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
         CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
                                 (In thousands)

                                                            2002                  2001                  2000
                                                      ----------------      ----------------      ----------------
Revenues:

  Premiums                                            $        888,489      $        793,357      $        761,451
  Policy and contract fees                                     359,989               354,373               359,980
  Net investment income                                        499,103               527,335               575,900
  Net realized investment gains (losses)                      (137,097)              (12,972)              147,623
  Finance charge income                                         33,125                33,400                31,000
  Other income                                                  52,103               105,914                89,386
                                                      ----------------      ----------------      ----------------
    Total revenues                                           1,695,712             1,801,407             1,965,340
                                                      ----------------      ----------------      ----------------

Benefits and expenses:

  Policyholder benefits                                        850,400               756,075               704,748
  Interest credited to policies and contracts                  288,548               288,673               289,298
  General operating expenses                                   357,264               440,895               372,581
  Commissions                                                   93,909               122,709               123,463
  Administrative and sponsorship fees                           71,166                81,194                80,288
  Dividends to policyholders                                    19,162                19,670                19,526
  Interest on notes payable                                     12,758                16,684                26,146
  Amortization of deferred policy acquisition costs            188,662               171,580               185,962
  Capitalization of policy acquisition costs                  (169,437)             (185,366)             (180,689)
                                                      ----------------      ----------------      ----------------
    Total benefits and expenses                              1,712,432             1,712,114             1,621,323
                                                      ----------------      ----------------      ----------------
      Income (loss) from operations before taxes               (16,720)               89,293               344,017

  Federal income tax expense (benefit):

    Current                                                      3,048                22,793               113,700
    Deferred                                                   (23,524)               (3,928)               (4,403)
                                                      ----------------      ----------------      ----------------
      Total federal income tax expense (benefit)               (20,476)               18,865               109,297
                                                      ----------------      ----------------      ----------------
        Net income                                    $          3,756      $         70,428      $        234,720
                                                      ================      ================      ================

  Other comprehensive income (loss), net of tax:
    Unrealized gains (losses) on securities           $        (44,898)     $       (144,136)     $        129,348
                                                      ----------------      ----------------      ----------------
    Other comprehensive income (loss), net of tax              (44,898)             (144,136)              129,348
                                                      ----------------      ----------------      ----------------
        Comprehensive income (loss)                   $        (41,142)     $        (73,708)     $        364,068
                                                      ================      ================      ================

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
                                 (In thousands)

                                                              2002                  2001                  2000
                                                        ----------------      ----------------      ----------------
Common stock:
     Total common stock                                 $          5,000      $          5,000      $          5,000
                                                        ================      ================      ================

Additional paid in capital:
     Beginning balance                                  $          3,000      $          3,000      $          3,000
     Contribution                                                      -                     -                     -
                                                        ----------------      ----------------      ----------------
         Total additional paid in capital               $          3,000      $          3,000      $          3,000
                                                        ================      ================      ================

Retained earnings:
     Beginning balance                                  $      1,821,015      $      1,811,707      $      1,629,787
     Net income                                                    3,756                70,428               234,720
     Dividends to stockholder                                    (37,898)              (61,120)              (52,800)
                                                        ----------------      ----------------      ----------------
         Total retained earnings                        $      1,786,873      $      1,821,015      $      1,811,707
                                                        ================      ================      ================

Accumulated other comprehensive income:
     Beginning balance                                  $        103,289      $        247,425      $        118,077
     Change in unrealized appreciation (depreciation)
        of securities                                            (44,898)             (144,136)              129,348
                                                        ----------------      ----------------      ----------------
         Total accumulated other comprehensive income   $         58,391      $        103,289      $        247,425
                                                        ================      ================      ================
              Total stockholder's equity                $      1,853,264      $      1,932,304      $      2,067,132
                                                        ================      ================      ================

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
                                 (In thousands)

Cash Flows from Operating Activities                                     2002                2001                 2000
------------------------------------                               ---------------     ---------------      ---------------
Net income                                                         $         3,756     $        70,428      $       234,720
Adjustments to reconcile net income to net cash
  provided by operating activities:
    Interest credited to annuity and insurance contracts                   288,548             288,673              289,298
    Fees deducted from policy and contract balances                       (226,873)           (221,645)            (222,243)
    Change in future policy benefits                                       153,061              53,835               48,417
    Change in other policyholder liabilities, net                          (35,323)             18,215               23,655
    Amortization of deferred policy acquisition costs                      188,662             171,580              185,962
    Capitalization of policy acquisition costs                            (169,437)           (185,366)            (180,689)
    Change in premiums receivable                                           (6,689)             (7,421)             (14,891)
    Deferred tax provision                                                 (23,524)             (3,928)              (4,403)
    Change in federal income tax liabilities - current                     (16,929)            (11,700)             (19,044)
    Net realized investment losses (gains)                                 137,097              12,972             (147,623)
    Change in reinsurance recoverables                                     (22,515)            (32,041)            (406,852)
    Other, net                                                             (59,490)            (37,774)             110,107
                                                                   ---------------     ---------------      ---------------
      Net cash provided by (used for) operating activities                 210,344             115,828             (103,586)
                                                                   ---------------     ---------------      ---------------
Cash Flows from Investing Activities
------------------------------------
Proceeds from sales of:
  Fixed maturity securities, available-for-sale                          2,046,691           1,738,948            1,373,968
  Equity securities                                                        378,452             481,396              791,354
  Real estate                                                                3,301               5,362                4,226
  Private equity investments                                                11,583              15,596               46,012
  Other invested assets                                                     12,343               5,896               18,554
Proceeds from maturities and repayments of:
  Fixed maturity securities, available-for-sale                            601,211             379,989              306,017
  Fixed maturity securities, held-to-maturity                                    -                   -              127,450
  Mortgage loans                                                            50,370              44,312              100,617
Purchases of:
  Fixed maturity securities, available-for-sale                         (2,898,144)         (2,249,224)          (1,390,655)
  Fixed maturity securities, held-to-maturity                                    -                   -              (13,897)
  Equity securities                                                       (377,641)           (502,064)            (634,873)
  Mortgage loans                                                           (78,011)           (118,003)             (68,685)
  Real estate                                                                    -                (140)                 (99)
  Private equity investments                                               (42,639)            (28,580)             (84,239)
  Other invested assets                                                     (2,866)             (8,381)              (2,689)
Finance receivable originations or purchases                               (82,141)            (83,578)            (180,433)
Finance receivable principal payments                                       78,266              78,289              176,053
Securities lending collateral                                              882,740             347,282               77,124
Securities in transit                                                      (39,632)             99,765              (75,314)
Other, net                                                                 (14,346)            (41,741)             (21,243)
                                                                   ---------------     ---------------      ---------------
      Net cash provided by investing activities                            529,537             165,124              549,248
                                                                   ---------------     ---------------      ---------------
Cash Flows from Financing Activities
------------------------------------
Deposits credited to annuity and insurance contracts                       873,029             948,380              497,868
Withdrawals from annuity and insurance contracts                          (681,309)           (834,348)            (689,749)
Payments on debt                                                           (22,000)            (26,000)            (123,000)
Dividends paid to stockholder                                              (78,586)                  -              (52,800)
Other, net                                                                    (363)              1,331               (4,596)
                                                                   ---------------     ---------------      ---------------
      Net cash provided by (used for) financing activities                  90,771              89,363             (372,277)
                                                                   ---------------     ---------------      ---------------
Net increase in cash and short-term investments                            830,652             370,315               73,385
Cash and short-term investments, beginning of year                         654,496             284,181              210,796
                                                                   ---------------     ---------------      ---------------
Cash and short-term investments, end of year                       $     1,485,148     $       654,496      $       284,181
                                                                   ===============     ===============      ===============

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(1)  NATURE OF OPERATIONS

     Description of Business

     The accompanying consolidated financial statements include the accounts of Minnesota Life Insurance Company (a wholly-owned subsidiary of Securian Financial Group, Inc.) and its wholly-owned subsidiaries, Personal Finance Company, Enterprise Holding Company, Securian Casualty Company (formerly known as HomePlus Insurance Company), Northstar Life Insurance Company, Securian Life Insurance Company (formerly known as The Ministers Life Insurance Company), and its majority-owned subsidiary MIMLIC Life Insurance Company. Minnesota Life Insurance Company, both directly and through its subsidiaries (collectively, the Company), provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

     The Company's strategy is to be successful in carefully selected niche markets, primarily in the United States, while focusing on the retention of existing business and the maintenance of profitability. To achieve this objective, the Company has divided its businesses into four strategic business units, which focus on various markets: Individual Financial Security, Financial Services, Group Insurance, and Retirement Services. Revenues, including net realized investment gains and losses, in 2002 for these business units were $642,249,000, $287,001,000, $672,349,000 and
     $188,626,000, respectively. Revenues in 2001 for these strategic business units were $640,162,000, $305,591,000, $563,784,000, and $182,488,000,
     respectively. Additional revenues, including net realized investment gains and losses, reported by the Company's subsidiaries and corporate product line as of December 31, 2002 and 2001, were ($94,513,000) and $109,382,000, respectively.

     The Company serves seven million people through more than 4,400 associates located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

     On January 2, 2002, ownership of Advantus Capital Management, Inc. and its wholly-owned subsidiary, Securian Financial Services, Inc., was transferred from the Company to Securian Financial Group, Inc., in the form of a dividend.

     During 2002, name changes were approved for two Minnesota Life Insurance Company subsidiaries. Effective July 1, 2002, HomePlus Insurance Company changed its name to Securian Casualty Company and effective December 1, 2002, The Ministers Life Insurance Company changed its name to Securian Life Insurance Company.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Basis of Presentation

     The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The consolidated financial statements include the accounts of the Minnesota Life Insurance Company and its subsidiaries. All material intercompany transactions and balances have been eliminated.

     The preparation of consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the consolidated financial statements.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Insurance Revenues and Expenses

     Premiums on traditional life products, which include individual whole life and term insurance and immediate annuities, are credited to revenue when due. For accident and health and group life products, premiums are credited to revenue over the contract period as earned. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policy benefits and the amortization of deferred policy acquisition costs.

     Nontraditional life products include individual adjustable and variable life insurance and group universal and variable life insurance. Revenue from nontraditional life products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders. Expenses include both the portion of claims not covered by and the interest credited to the related policy and contract account balances. Policy acquisition costs are amortized relative to estimated gross profits or margins.

     Deferred Policy Acquisition Costs

     The costs of acquiring new and renewal business, which vary with and are primarily related to the production of new and renewal business, are generally deferred to the extent recoverable from future premiums or expected gross profits. Deferrable costs include commissions, underwriting expenses and certain other selling and issue costs.

     For traditional life, accident and health and group life products, deferred policy acquisition costs (DAC) are amortized over the premium paying period in proportion to the ratio of annual premium revenues to ultimate anticipated premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.

     For nontraditional life products and deferred annuities, DAC is amortized over the estimated lives of the contracts in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins. The Company reviews actuarial assumptions used to project estimated gross profits, such as mortality, persistency, expenses and investment returns periodically throughout the year. Actuarial assumptions are updated as necessary to reflect the Company's best estimate of each assumption used. Any resulting impact to financial results from a change in actuarial assumption is included in amortization of deferred policy acquisition costs in the statement of operations.

     Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 13.

     Software Capitalization

     Computer software costs incurred for internal use are capitalized and amortized over a three or five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software. The Company had unamortized cost of $21,271,000, $18,575,000 and $13,314,000 and amortized software expense of $8,227,000, $8,065,000 and $5,014,000 for the years ended December 31, 2002, 2001 and 2000, respectively.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Finance Charge Income and Receivables

     Finance charge income represents fees and interest charged on consumer loans. The Company uses the interest (actuarial) method of accounting for finance charges and interest on finance receivables. Finance receivables are reported net of unearned finance charges. Accrual of finance charges and interest on the smaller balance homogeneous finance receivables is suspended when a loan is contractually delinquent for more than 60 days and is subsequently recognized when received. Accrual is resumed when the loan is contractually less than 60 days past due. Late charges are accrued only if two or less are due and unpaid. On large homogeneous loans, finance charges and interest are suspended when a loan is considered by management to be impaired.

     Loan impairment is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, or as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan is collateral dependent. When a loan is identified as impaired, interest accrued in the current year is reversed. Interest payments received on impaired loans are generally applied to principal unless the remaining principal balance has been determined to be fully collectible. An allowance for uncollectible amounts is maintained by direct charges to operations at an amount which management believes, based upon historical losses and economic conditions, is adequate to absorb probable losses on existing receivables that may become uncollectible. The reported receivables are net of this allowance.

     Valuation of Investments

     Fixed maturity securities, which may be sold prior to maturity, including fixed maturities on loan, are classified as available-for-sale and are carried at fair value. Effective January 1, 2001, all fixed maturity securities classified as held-to-maturity securities were converted to available-for-sale securities, under the one time provision allowed under FASB Statement No. 133 (FAS 133), ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. These securities were previously carried at amortized cost, net of any impairment write-downs. The net impact to accumulated other comprehensive income upon conversion was an approximate increase of $16,705,000. Premiums and discounts are amortized or accreted over the estimated lives of the securities based on the interest yield method.

     Equity securities (common stocks, preferred stocks and equity securities on loan) are carried at fair value. Equity securities also include initial contributions to affiliated registered investment funds that are managed by an affiliate of the Company and mutual funds in select asset classes that are sub-advised. These contributions are carried at the market value of the underlying net assets of the funds.

     Mortgage loans are carried at amortized cost less an allowance for uncollectible amounts. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the interest yield method. A mortgage loan is considered impaired if it is probable that contractual amounts due will not be collected. Impaired mortgage loans are valued at the fair value of the underlying collateral.

     Private equity investments in limited partnerships are carried on the balance sheets at the amount invested, adjusted to recognize the Company's ownership share of the earnings or losses of the investee after the date of the acquisition, adjusted for any distributions received. In-kind distributions are recorded as a return of capital for the cost basis of the stock received. Changes in fair value are recorded directly in stockholder's equity. The valuation of private equity investments is recorded based on the partnership financial statements from the previous quarter. The Company believes this valuation represents the best available estimate, however, to the extent that market conditions fluctuate significantly, any change in the following quarter partnership financial statements could be material to the Company's unrealized gains or losses included in stockholder's equity.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Valuation of Investments (Continued)

     Fair values of fixed maturity securities, equity securities and private equity investments are based on quoted market prices, where available. If quoted market prices are not available, fair values are estimated using values obtained from either independent pricing services which specialize in matrix pricing and modeling techniques, independent broker bids, financial statement valuations or internal appraisal. Fair values of mortgage loans are based upon discounted cash flows, quoted market prices and matrix pricing.

     Real estate is carried at cost less accumulated depreciation and an allowance for estimated losses. Accumulated depreciation on real estate at December 31, 2002 and 2001, was $7,543,000 and $7,503,000, respectively.

     Policy loans are carried at the unpaid principal balance.

     Cash and short-term investments are carried at fair value. The Company considers all money market funds and commercial paper with original maturity dates of less than twelve months to be short-term investments.

     Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in stockholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized.

     Effective March 15, 2001 the FASB issued EITF 99-20, RECOGNITION OF INTEREST INCOME AND IMPAIRMENT ON PURCHASED AND RETAINED BENEFICIAL INTERESTS IN CERTAIN SECURITIZED FINANCIAL ASSETS, which established standardized reporting models for certain types of asset backed securities including all interest only strips and asset backed securities not of high credit quality. The holder of the beneficial interest should recognize the excess of all cash flows attributable to the beneficial interest estimated at the acquisition/transaction date over the initial investment and record as interest income over the life of the beneficial interest using the effective yield method. The Company identified holdings with a market value of $29,000,000 and $36,000,000, as of December 31, 2002 and 2001,
     respectively, that it deemed subject to application of this pronouncement. Upon calculating the excess of the net present value of the cash flows using market discount rates and comparing to the initial cost of the investments, approximately $24,478,000 and $14,300,000 of permanent write-downs were recorded as realized losses, for the years ended December 31, 2002 and 2001, respectively.

     Credit Risk

     Financial instruments, consisting primarily of cash and short-term investments, potentially subject the Company to concentration credit risk. The Company places its cash and short-term investments with high quality financial institutions and limits the amount of credit exposure with any one institution. Concentration of credit risk with respect to mortgages, bonds and other invested assets are limited because of the diverse geographic base and industries of the underlying issuers. This diversity is an integral component of the portfolio management process.

     Equity security diversification is obtained through the use of style diversification and through limiting exposure to a single issuer. Private equity investment diversification is achieved by dividing the portfolio between direct venture company funds, mezzanine debt funds and hedge and other types of private equity instruments. In addition, this portfolio is managed by diversifying industry sectors to limit exposure to any one type of fund.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Credit Risk (Continued)

     The Company has investments in its affiliated investment advisor's public mutual funds totaling $127,000,000 and $154,000,000 as of December 31, 2002 and 2001, respectively. These investments are distributed between eight well diversified funds consisting of multiple asset classes.

     Derivative Financial Instruments

     Effective January 1, 2001, the Company adopted FAS 133 which requires that all derivative instruments be recorded on the balance sheet at fair value. On the date derivative contracts are entered into, the Company designates the derivative as either (a) a hedge of the fair value of a recognized firm commitment (fair value hedge), (b) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), or (c) a hedge of a net investment in a foreign operation (net investment hedge).

     The Company holds derivative financial instruments for the purpose of hedging the risks of certain identifiable and anticipated transactions. In general, the types of risks hedged are those relating to the variability of future earnings and cash flows caused by movements in foreign currency exchange rates. The Company documents its risk management strategy and hedge effectiveness at the inception of and during the term of each hedge.

     In the normal course of business the Company currently holds one derivative in the form of an equity swap. The purpose of this swap is to hedge the fair value of equity linked instruments to equity market movements. Equity swaps are considered to be fair value hedges and are entered into only for the purpose of hedging such risks, not for speculation. Generally, the Company enters into hedging relationships such that changes in the fair values or cash flows of items and transactions being hedged are expected to be offset by corresponding changes in the values of the derivatives. Changes in fair value of these swaps are generally offset to net realized investment gains (losses) by changes in the fair value of the item being hedged.

     The Company is using short-duration spot contracts to manage the foreign exchange risk inherent in the elapsed time between trade processing and trade settlement. The contracts have an immaterial impact on the Company's current year operating results.

     Upon initial application of FAS 133, January 1, 2001, the Company reclassified embedded derivatives on convertible bonds of approximately $26,200,000 from fixed maturity securities classified as available-for-sale to other invested assets. The Company also reclassified certain mortgage dollar roll securities and embedded options within convertible bonds from fixed maturity and equity securities classified as available-for-sale as of December 31, 2002 and 2001, in the amount of $14,100,000 and $74,100,000, respectively, to other invested assets. As of December 31, 2002 and 2001, the change in fair value of these securities included in realized capital gains was $172,000 and $1,600,000, respectively.

     Prior to the fourth quarter of 2000, the Company had invested in international bonds denominated in foreign currencies. These positions were all sold during the fourth quarter of 2000. The Company realized a loss on this sale, including foreign exchange losses, of $17,171,000. The Company used forward foreign exchange currency contracts as a part of its risk management strategy for international investments. The Company does not currently make use of foreign exchange currency contracts, other than the short-duration spot contracts disclosed above, as part of its investment strategy. Upon sale of the international investments, the Company purchased offsetting forward contracts. The impact, from this transaction, to the Company's results of operations was $84,000. The notional amount of the forward contracts for the year ended December 31, 2000, was $65,771,000.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Realized and Unrealized Gains and Losses

     Realized and unrealized gains and losses are determined on the specific identification method. Write-downs of available-for-sale securities and the provision for credit losses on mortgage loans and real estate are recorded as realized losses.

     Changes in the fair value of fixed maturity securities available-for-sale, equity securities and private equity investments in limited partnerships are recorded as a separate component of stockholder's equity, net of taxes and related adjustments to deferred policy acquisition costs and unearned policy and contract fees.

     Impairments in the value of securities and other investments held by the Company, considered to be other than temporary, are recorded as permanent reductions of the cost of the securities or other investments, and corresponding realized losses are recognized in the consolidated statements of operations and comprehensive income. The Company reviews all securities and other investments on a quarterly basis and recognizes impairment after evaluating various subjective and objective factors, such as the financial condition of the issuer, market and industry.

     Total other than temporary write-downs for fixed maturity securities, including EITF 99-20 write-downs, for the years ended December 31, 2002, 2001 and 2000 were $53,299,000, $28,760,000 and $11,250,000, respectively.

     Total other than temporary write-downs for equity securities for the years ended December 31, 2002, 2001 and 2000 were $5,314,000, $6,709,000 and $0, respectively. During 2002, an additional $40,300,000 of other than temporary write-downs for equity securities was recorded on a security that was subsequently sold.

     Total other than temporary write-downs for private equity investments for the years ended December 31, 2002, 2001 and 2000 were $51,410,000, $4,589,000 and $0, respectively.

     Securities Lending

     The Company engages in securities lending whereby certain investments are loaned to other financial institutions for short periods of time. When these loan transactions occur, the lending broker provides cash collateral equivalent to 102% to 105% of the market value of the loaned securities. This collateral is deposited with a lending agent who invests the collateral on behalf of the Company. The income from these investments is recorded in net investment income and was $1,413,000, $239,000, and $105,000 as of December 31, 2002, 2001, and 2000, respectively. Securities, consisting of equity securities and fixed maturity securities, were loaned to other financial institutions. Amounts loaned as of December 31, 2002, and 2001 were $1,280,273,000 and $413,311,000, respectively. As of December 31, 2002, and 2001, the collateral associated with securities lending was $1,307,146,000 and $424,406,000, respectively.

     The Company accounts for its securities lending transactions as secured borrowings, in which the collateral received and the related obligation to return the collateral are recorded in the consolidated balance sheets as short-term investments and securities lending collateral, respectively.

     Although the Company's securities lending program involves certain credit risk, the Company believes that the high quality of the collateral received (primarily commercial paper and money market instruments) and the Company's monitoring policies and procedures mitigate the likelihood of material losses under these arrangements.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Property and Equipment

     Property and equipment are carried at cost, net of accumulated depreciation of $150,521,000 and $138,819,000 at December 31, 2002 and 2001,
     respectively. Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expense for the years ended December 31, 2002, 2001 and 2000, was $11,703,000, $13,242,000
     and $13,723,000, respectively. Effective January 1, 2002 the Company adopted FASB Statement No. 144 (FAS 144), ACCOUNTING FOR THE IMPAIRMENT OR DISPOSAL OF LONG-LIVED ASSETS, which addresses financial accounting and reporting standards for the impairment and disposal of long-lived assets for fiscal years beginning after December 15, 2001. The Company has determined that there are no material impacts to the statement of operations or financial position due to the adoption and subsequent application of FAS 144.

     Goodwill and Other Intangible Assets

     Effective January 1, 2002, the Company adopted FASB Statement No. 142 (FAS
     142), GOODWILL AND OTHER INTANGIBLE ASSETS, which establishes accounting and reporting standards for goodwill and other intangible assets. FAS 142 requires goodwill and other intangible assets that have indefinite useful lives to no longer be amortized; however, these assets must be tested at least annually for impairment. The Company has determined that there are no material impacts to the statement of operations or financial position due to the adoption and subsequent application of FAS 142.

     Separate Accounts

     Separate account assets and liabilities represent segregated funds administered and invested by an affiliate of the Company for the exclusive benefit of pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and both assets and liabilities are reported at fair value, based upon the market value of the investments held in the segregated funds.

     The Company periodically invests money in its separate accounts. The market value of such investments, included with separate account assets, amounted to $37,634,000 and $46,676,000 at December 31, 2002 and 2001, respectively.

     Policyholder Liabilities

     Policy and contract account balances represent the net accumulation of funds associated with nontraditional life products and deferred annuities. Additions to the account balances include premiums, deposits and interest credited by the Company. Decreases in the account balances include surrenders, withdrawals, benefit payments and charges assessed for the cost of insurance, policy administration and surrenders.

     Future policy and contract benefits are comprised of reserves for traditional life, group life and accident and health products. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions. Certain traditional life products are accounted for under AICPA Statement of Position 95-1, ACCOUNTING FOR CERTAIN INSURANCE ACTIVITIES OF MUTUAL LIFE INSURANCE ENTITIES. These traditional life products use an average assumed rate of investment yields ranging from 5.19% to 6.15% to estimate expected gross margins.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Policyholder Liabilities (Continued)

     Future policy and contract benefits are adjusted to reflect the impact of unrealized gains and losses on securities as described in note 13.

     Other policyholder funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

     Reinsurance Recoverables

     Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits.

     Participating Business

     Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums. At December 31, 2002 and 2001, the total participating business in force was $19,470,981,000 and $20,121,593,000, respectively. As a percentage of total life insurance in force participating business in force represents 6.4% and 7.5% at December 31, 2002 and 2001, respectively.

     Closed Block of Business

     Effective January 1, 2001 the Company adopted Statement of Position 00-3 (SOP 00-3), ACCOUNTING BY INSURANCE ENTERPRISES FOR DEMUTUALIZATIONS AND FORMATIONS OF MUTUAL INSURANCE HOLDING COMPANIES AND FOR CERTAIN LONG-DURATION PARTICIPATING CONTRACTS. The Company has determined that there are no material impacts to the statement of operations or financial position due to the adoption and subsequent application of SOP 00-3.

     Income Taxes

     The Company's federal income tax return is a consolidated life/non-life return filed under Minnesota Mutual Companies, Inc., the Company's ultimate parent. The method of allocation between companies is subject to written agreement, approved by an officer of the Company. Allocation is based upon separate return calculations with a credit for any currently used net losses and tax credits. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service.

     Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to the differences between financial statement carrying amounts and income tax bases of assets and liabilities.

     Reclassification

     Certain 2001 and 2000 financial statement balances have been reclassified to conform to the 2002 presentation.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(3)  INVESTMENTS

     Net investment income for the years ended December 31 was as follows:

in thousands                  2002         2001        2000
------------                ---------   ---------   ---------
Fixed maturity securities   $ 398,491   $ 411,208   $ 429,168
Equity securities              24,620      29,088      52,097
Mortgage loans                 58,791      55,682      54,313
Real estate                     1,285       1,672       3,697
Policy loans                   19,360      18,257      17,371
Short-term investments          3,384       7,499      14,257
Private equity investments      3,277       3,289       3,191
Other invested assets           3,019       1,463       5,404
                            ---------   ---------   ---------
   Gross investment income    512,227     528,158     579,498
Investment expenses           (13,124)       (823)     (3,598)
                            ---------   ---------   ---------
   Total                    $ 499,103   $ 527,335   $ 575,900
                            =========   =========   =========

     Prior to 2002, the Company paid investment expenses to Advantus Capital Management, Inc. (Advantus) which were eliminated through the consolidation process. During 2002, these expenses were not eliminated due to the transfer of Advantus to Securian Financial Group, Inc.

     Net realized investment gains (losses) for the years ended December 31 were as follows:

in thousands                   2002        2001        2000
------------                ---------   ---------   ---------
Fixed maturity securities   $ (26,162)  $ (15,772)  $ (57,955)
Equity securities             (64,038)     (1,373)    177,243
Mortgage loans                  1,509           1        (419)
Real estate                        (1)      3,245      (2,456)
Private equity investments    (48,395)     (1,676)     28,128
Other invested assets             (10)      2,603       3,082
                            ---------   ---------   ---------
      Total                 $(137,097)  $ (12,972)  $ 147,623
                            =========   =========   =========

     Gross realized gains (losses) on the sales and impairments of fixed maturity securities, equity securities and private equity investments for the years ended December 31 were as follows:

in thousands                                        2002        2001        2000
------------                                     ---------   ---------   --------
Fixed maturity securities, available-for-sale:
      Gross realized gains                       $  59,802   $  34,884   $  10,926
      Gross realized losses                        (85,964)    (50,656)    (68,881)
Equity securities:
      Gross realized gains                          40,973      81,647     260,022
      Gross realized losses                       (105,011)    (83,020)    (82,779)
Private equity investments:
      Gross realized gains                           3,525       4,857      29,076
      Gross realized losses                        (51,920)     (6,533)       (948)

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Net unrealized gains (losses) included in stockholder's equity at December 31 were as follows:

in thousands                                        2002        2001
------------                                     ---------   ---------
Gross unrealized gains                           $ 461,314   $ 361,575
Gross unrealized losses                           (204,273)   (168,979)
Adjustment to deferred acquisition costs          (135,368)    (41,993)
Adjustment to reserves                             (54,290)          -
Adjustment to unearned policy and contract fees     19,507       6,433
Deferred federal income taxes                      (28,499)    (53,747)
                                                 ---------   ---------
      Net unrealized gains                       $  58,391   $ 103,289
                                                 =========   =========

     The amortized cost and fair value of investments in marketable securities by type of investment were as follows:

in thousands                                              Gross Unrealized
------------                               Amortized    ---------------------      Fair
December 31, 2002                            Cost         Gains      Losses        Value
-----------------------------------------  ----------   ---------   ---------   ----------
United States government and
  government agencies and authorities      $  201,802   $  19,153   $      30   $  220,925
Foreign governments                             1,280           -         439          841
Corporate securities                        3,006,533     245,059      58,802    3,192,790
Mortgage-backed securities                  1,292,651      78,406       1,403    1,369,654
                                           ----------   ---------   ---------   ----------
   Total fixed maturities                   4,502,266     342,618      60,674    4,784,210
Equity securities-unaffiliated                364,673      27,498      57,641      334,530
Equity securities-affiliated mutual funds     141,753       4,076      18,933      126,896
                                           ----------   ---------   ---------   ----------
   Total equity securities                    506,426      31,574      76,574      461,426
                                           ----------   ---------   ---------   ----------
       Total                               $5,008,692   $ 374,192   $ 137,248   $5,245,636
                                           ==========   =========   =========   ==========

in thousands                                                    Gross Unrealized
------------                                     Amortized    --------------------      Fair
December 31, 2001                                  Cost        Gains      Losses       Value
----------------------------------------------   ----------   --------   ---------   ----------
Available-for-sale:
  United States government and
    Government agencies and authorities          $  203,806   $ 66,552   $   1,672   $  268,686
  Foreign governments                                 1,425          -          79        1,346
  Corporate securities                            3,076,890    139,127      47,927    3,168,090
  Mortgage-backed securities                      1,779,301     65,522       3,430    1,841,393
                                                 ----------   --------   ---------   ----------
     Total fixed maturities                       5,061,422    271,201      53,108    5,279,515
  Equity securities-unaffiliated                    453,563     64,431      69,079      448,915
  Equity securities-affiliated mutual funds         141,353     19,199       6,913      153,639
                                                 ----------   --------   ---------   ----------
     Total equity securities                        594,916     83,630      75,992      602,554
                                                 ----------   --------   ---------   ----------
         Total                                   $5,656,338   $354,831   $ 129,100   $5,882,069
                                                 ==========   ========   =========   ==========

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The amortized cost and fair value of securities on loan by type of investment were as follows:

in thousands                                            Gross Unrealized
------------                             Amortized    -------------------     Fair
December 31, 2002                          Cost        Gains      Losses      Value
-------------------------------------   -----------   --------   --------   ----------
United States government and
  government agencies and authorities   $   258,282   $ 11,774   $      -   $  270,056
Corporate securities                        258,419     22,177          -      280,596
Mortgage-backed securities                  619,447     40,275      1,439      658,283
                                        -----------   --------   --------   ----------
   Total fixed maturities                 1,136,148     74,226      1,439    1,208,935
Equity securities-unaffiliated               73,904      6,114      8,680       71,338
                                        -----------   --------   --------   ----------
       Total                            $ 1,210,052   $ 80,340   $ 10,119   $1,280,273
                                        ===========   ========   ========   ==========

in thousands                                            Gross Unrealized
------------                             Amortized    -------------------     Fair
December 31, 2001                          Cost        Gains      Losses      Value
-------------------------------------   -----------   --------   --------   ---------
United States government and
  government agencies and authorities   $ 145,685     $ 10,187   $  1,039   $ 154,833
Corporate securities                       87,547        5,137        219      92,465
Mortgage-backed securities                115,419        2,592        278     117,733
                                        ---------     --------   --------   ---------
   Total fixed maturities                 348,651       17,916      1,536     365,031
Equity securities-unaffiliated             39,575       10,764      2,059      48,280
                                        ---------     --------   --------   ---------
       Total                            $ 388,226     $ 28,680   $  3,595   $ 413,311
                                        =========     ========   ========   =========

     The amortized cost and estimated fair value of fixed maturity securities at December 31, 2002, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                           Available-for-Sale       Securities-on-Loan
                                         -----------------------   -----------------------
                                         Amortized       Fair       Amortized      Fair
in thousands                                Cost         Value        Cost        Value
------------                             ----------   ----------   ----------   ----------
Due in one year or less                  $  142,187   $  146,526   $   45,162   $   46,180
Due after one year through five years     1,031,696    1,062,798      197,364      196,360
Due after five years through ten years    1,258,883    1,378,040      194,886      220,836
Due after ten years                         776,849      827,192       79,289       87,276
                                         ----------   ----------   ----------   ----------
                                          3,209,615    3,414,556      516,701      550,652
Mortgage-backed securities                1,292,651    1,369,654      619,447      658,283
                                         ----------   ----------   ----------   ----------
      Total                              $4,502,266   $4,784,210   $1,136,148   $1,208,935
                                         ==========   ==========   ==========   ==========

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     At December 31, 2002 and 2001, fixed maturity securities and short-term investments with a carrying value of $14,756,000 and $15,815,000, respectively, were on deposit with various regulatory authorities as required by law.

     At December 31, 2002 and 2001, no specific mortgage loans were considered impaired. As of December 31, 2002, there was no general allowance for credit losses for potential impairments in the mortgage loan portfolio. As of December 31, 2001, the general allowance was $1,500,000. There were no provisions for credit losses or charge-offs in 2002, 2001 or 2000.

     Below is a summary of interest income on impaired mortgage loans.

in thousands                                                 2002       2001      2000
------------                                               --------   --------   -------
Average impaired mortgage loans                            $      1   $      -   $     2
Interest income on impaired mortgage loans - contractual        166          -         -
Interest income on impaired mortgage loans - collected            -          -         -

(4)  NOTES RECEIVABLE

     The Company entered into a loan contingency agreement with the Housing and Redevelopment Authority of the City of St. Paul, Minnesota (HRA) in November 1997 in connection with the Company's construction of an additional home office facility in St. Paul, Minnesota. The note bears interest at a rate of 8.625%, with principal payments to the Company commencing February 2004 and a maturity date of August 2025. Interest payments to the Company are payable February and August of each year commencing February 2001. All principal and interest payments are due only to the extent of available tax increments. The Company received interest of $1,694,000 and $0 for the years ending December 31, 2002 and 2001, respectively. As of December 31, 2002 and 2001, the Company has loaned HRA $15,000,000 and $14,581,000 respectively. The accrued interest on this loan contingency was $5,469,000 and $4,288,000, as of December 31, 2002 and 2001, respectively. The loan balance is included in other invested assets, accrued interest is included in accrued investment income and investment income is included in net investment income.

(5)  NET FINANCE RECEIVABLES

     Finance receivables as of December 31 were as follows:

in thousands                             2002        2001
------------                          ---------   ---------
Direct installment loans              $ 112,046   $ 115,233
Retail installment notes                 13,204      13,973
Retail revolving credit                     132         226
Accrued interest                          2,551       2,451
                                      ---------   ---------
     Gross receivables                  127,933     131,883
Allowance for uncollectible amounts      (6,627)     (5,846)
                                      ---------   ---------
         Finance receivables, net     $ 121,306   $ 126,037
                                      =========   =========

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The direct installment loans, at December 31, 2002 and 2001, consisted of $95,368,000 and $93,733,000, respectively, of discount basis loans (net of unearned finance charges) and $16,679,000 and $21,500,000, respectively, of interest-bearing loans and generally have a maximum term of 84 months; the retail installment notes are principally discount basis, arise from the sale of household appliances, furniture and sundry services, and generally have a maximum term of 48 months. Direct installment loans included approximately $10,000,000 and $13,000,000 of real estate secured loans at December 31, 2002 and 2001, respectively. Revolving credit loans included approximately $100,000 and $200,000 of real estate secured loans at December 31, 2002 and 2001, respectively. Contractual maturities of the finance receivables by year, as required by the industry audit guide for finance companies, were not readily available at December 31, 2002 and 2001, but experience has shown that such information is not significant in that a substantial portion of receivables will be renewed, converted, or paid in full prior to maturity.

     During the years ended December 31, 2002 and 2001, principal cash collections of direct installment loans were $53,469,000 and $55,176,000, respectively, and the percentages of these cash collections to average net balances were 49% and 48%, respectively. Retail installment notes' principal cash collections to average net balances were $22,344,000 and $20,667,000, respectively and the percentages of these cash collections to average net balances were 164% and 153%, respectively.

     The ratio for the allowance for losses to net outstanding receivables balances at December 31, 2002 and 2001 was 5.2% and 4.4%, respectively.

     Changes in the allowance for losses for the periods ended December 31, were as follows:

in thousands                               2002        2001        2000
------------                            ---------   ---------   ---------
Balance at beginning of year            $   5,846   $   6,336   $   7,728
Provision for credit losses                 8,029       6,924       6,244
Allowance applicable to bulk purchase           4          19           -
Charge-offs                               (10,292)    (10,302)    (10,523)
Recoveries                                  3,040       2,869       2,887
                                        ---------   ---------   ---------
Balance at end of year                  $   6,627   $   5,846   $   6,336
                                        =========   =========   =========

     At December 31, 2002, the recorded investment in certain direct installment loans and direct revolving credit loans were considered to be impaired. The balances of such loans at December 31, 2002 and the related allowance for credit losses were as follows:

                                      Installment   Revolving
in thousands                             Loans        Credit     Total
------------                          -----------   ---------   -------
Balances at December 31, 2002           $   767         54      $   821
Related allowance for credit losses     $   268         25      $   293

     All loans deemed to be impaired are placed on a non-accrual status. No accrued or unpaid interest was recognized on impaired loans during 2002. The average quarterly balance of impaired loans during the years ended December 31, 2002 and 2001, was $1,038,000 and $1,685,000 for installment basis loans and $59,000 and $28,000 for revolving credit loans, respectively.

     There were no material commitments to lend additional funds to customers whose loans were classified as impaired at December 31, 2002.

     The net investment in loans on which the accrual of finance charges and interest was suspended at December 31, 2002 and 2001 was $15,401,000 and $18,055,000, respectively.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(6)  INCOME TAXES

     Income tax expense (benefit) varies from the amount computed by applying the federal income tax rate of 35% to income (loss) from operations before taxes. The significant components of this difference were as follows:

in thousands                                              2002        2001        2000
------------                                           ---------   ----------   ---------
Computed tax expense (benefit)                         $  (5,852)  $   31,253   $ 120,406
Difference between computed and actual tax expense:
      Dividends received deduction                        (8,539)      (7,606)     (4,696)
      Special tax on mutual life insurance companies           -            -      (5,235)
      Foundation gain                                          -         (580)       (568)
      Tax credits                                         (1,300)      (1,300)     (3,400)
      Expense adjustments and other                       (4,785)      (2,902)      2,790
                                                       ---------   ----------   ---------
         Total tax expense (benefit)                   $ (20,476)  $   18,865   $ 109,297
                                                       =========   ==========   =========

     The tax effects of temporary differences that give rise to the Company's net deferred federal tax liability were as follows:

in thousands                                                  2002       2001
------------                                               ---------   ---------
Deferred tax assets:
     Policyholder liabilities                              $  21,290   $   7,152
     Pension and post retirement benefits                     31,270      31,209
     Tax deferred policy acquisition costs                    98,261      94,828
     Deferred gain on individual disability coinsurance       19,300      20,726
     Net realized capital losses                              45,365      19,203
     Ceding commissions                                        3,247       4,244
     Other                                                    11,303      11,287
                                                           ---------   ---------
         Gross deferred tax assets                           230,036     188,649
                                                           ---------   ---------
Deferred tax liabilities:
     Deferred policy acquisition costs                       154,122     189,421
     Premiums                                                 15,790      15,094
     Real estate and property and equipment depreciation       7,688       6,561
     Basis difference on investments                          22,017      16,575
     Net unrealized capital gains                             89,504      65,875
     Other                                                     9,021       8,183
                                                           ---------   ---------
         Gross deferred tax liabilities                      298,142     301,709
                                                           ---------   ---------
            Net deferred tax liability                     $  68,106   $ 113,060
                                                           =========   =========

     A valuation allowance for deferred tax assets was not considered necessary as of December 31, 2002 and 2001 because the Company believes that it is more likely than not that the deferred tax assets will be realized through future reversals of existing taxable temporary differences and future taxable income.

     Income taxes paid for the years ended December 31, 2002, 2001 and 2000, were $20,066,000, $34,493,000 and $132,744,000, respectively.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     In December 2002, the Internal Revenue Service (IRS) closed their audit of the Company's federal income tax returns for the years 2000, 1999, and 1998. The Company has accrued for the taxes assessed as a result of the audit. The Company's tax returns for 2001 and later are expected to be under examination by the IRS beginning in 2004. The Company believes that any additional taxes refunded or assessed as a result of the examination will not have a material effect on its financial position.

(7) LIABILITY FOR UNPAID ACCIDENT AND HEALTH CLAIMS, RESERVE FOR LOSSES, AND CLAIM AND LOSS ADJUSTMENT EXPENSES

     Activity in the liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses is summarized as follows:

in thousands                              2002        2001       2000
------------                           ---------   ---------   ---------
Balance at January 1                   $ 518,209   $ 480,650   $ 470,501
      Less: reinsurance recoverable      433,323     404,357     121,395
                                       ---------   ---------   ---------
Net balance at January 1                  84,886      76,293     349,106
                                       ---------   ---------   ---------
Incurred related to:
      Current year                        65,692      65,370      95,703
      Prior years                          4,839      (2,577)     11,761
                                       ---------   ---------   ---------
Total incurred                            70,531      62,793     107,464
                                       ---------   ---------   ---------
Paid related to:
      Current year                        27,436      25,925      28,968
      Prior years                         40,589      28,275      58,557
                                       ---------   ---------   ---------
Total paid                                68,025      54,200      87,525
                                       ---------   ---------   ---------
Individual disability transfer                 -          -     (292,752)
                                       ---------   ---------   ---------
Net balance at December 31                87,392      84,886      76,293
      Plus: reinsurance recoverable      449,212     433,323     404,357
                                       ---------   ---------   ---------
Balance at December 31                 $ 536,604   $ 518,209   $ 480,650
                                       =========   =========   =========

     The liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses is included in future policy and contract benefits and pending policy and contract claims on the consolidated balance sheets.

     As a result of changes in estimates of claims incurred in prior years, the accident and health claims, reserve for losses and claim and loss adjustment expenses incurred increased by $4,839,000 in 2002, decreased by $2,577,000 in 2001, and increased by $11,761,000 in 2000, which includes the amortization of discount on individual accident and health claim reserves of $331,000, $430,000, and $14,016,000 in 2002, 2001 and 2000,
     respectively. The remaining changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses.

     During 2000, the Company transferred reserves associated with its Individual Disability line of business to Standard Insurance Company (Standard) under a 100% coinsurance agreement. Associated reserves for accident and health claims, reserve for losses and claim and loss adjustment expenses were transferred as a part of this agreement. In addition, there was a trust agreement formed with Standard. The assets held in trust, by Standard, for the benefit of the Company are greater than the total associated reserves.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(8)  EMPLOYEE BENEFIT PLANS

     Pension Plans and Post Retirement Plans Other than Pensions

     The Company has noncontributory defined benefit retirement plans covering substantially all employees and certain agents. Benefits are based upon years of participation and the employee's average monthly compensation or the agent's adjusted annual compensation. Plan assets are comprised of mostly equity securities and fixed maturity securities, which are held in the general and separate accounts of the Company and administered under group annuity contracts issued by the Company. The Company's funding policy is to contribute annually the minimum amount required by applicable regulations.

     The Company also has an unfunded noncontributory defined benefit retirement plan, which provides certain employees with benefits in excess of limits for qualified retirement plans.

     The Company also has unfunded postretirement plans that provide certain health care and life insurance benefits to substantially all retired employees and agents. Eligibility is determined by age at retirement and years of service after age 30. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments.

     The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                                  Pension Benefits         Other Benefits
                                               ----------------------  ---------------------
in thousands                                     2002        2001         2002        2001
------------                                   ---------   ---------   ---------   ---------
Change in benefit obligation:
Benefit obligation at beginning of year        $ 242,192   $ 210,342   $  36,744   $  31,552
Liability transfer to parent                           -           -        (886)          -
Service cost                                      11,937       9,031       1,871       1,342
Interest cost                                     17,690      16,222       2,780       2,357
Actuarial loss                                     9,239      12,308      13,391       2,620
Benefits paid                                     (5,946)     (5,711)     (1,181)     (1,127)
                                               ---------   ---------   ---------   ---------
Benefit obligation at end of year              $ 275,112   $ 242,192   $  52,719   $  36,744
                                               =========   =========   =========   =========
Change in plan assets:
Fair value of plan assets at the beginning
   of year                                     $ 158,096   $ 167,171   $       -   $       -
Actual return on plan assets                     (11,399)    (12,241)          -           -
Employer contribution                             20,101       8,877       1,181       1,127
Benefits paid                                     (5,946)     (5,711)     (1,181)     (1,127)
                                               ----------  ---------   ---------   ---------
Fair value of plan assets at the end of year   $ 160,852   $ 158,096   $       -   $       -
                                               ==========  =========   =========   =========

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Pension Plans and Post Retirement Plans Other than Pensions (Continued)

                                                Pension Benefits          Other Benefits
                                            -----------------------   ---------------------
                                                2002        2001         2002        2001
                                            -----------   ---------   ---------   ---------
in thousands
------------
Funded status                               $  (114,260)  $ (84,096)  $ (52,719)  $ (36,744)
Unrecognized net actuarial loss (gain)           82,353      46,488       7,037      (6,411)
Unrecognized prior service cost (benefit)         5,862       6,816      (1,051)     (1,446)
                                            -----------   ---------   ----------  ---------
Net amount recognized                       $   (26,045)  $ (30,792)  $ (46,733)  $ (44,601)
                                            ===========   =========   ==========  =========
Amounts recognized in the consolidated
  balance sheets consist of:
Accrued benefit cost                        $   (31,319)  $ (32,306)  $ (46,733)  $ (44,601)
Intangible asset:                                 5,274       1,514           -           -
                                            -----------   ---------   ---------   ---------
Net amount recognized                       $   (26,045)  $ (30,792)  $ (46,733)  $ (44,601)
                                            ===========   =========   =========   =========

                                   Pension Benefits        Other Benefits
                                 -------------------     ------------------
                                  2002         2001       2002        2001
                                 ------       ------     ------      ------
Weighted average assumptions
   as of December 31
Discount rate                     7.00%        7.25%      7.00%       7.25%
Expected return on plan assets    8.16%        8.25%         -           -
Rate of compensation increase     5.48%        5.43%         -           -

     For measurement purposes, an 11.0 percent annual rate of increase in the per capita cost of covered health care benefits was assumed for 2002. The rate was assumed to decrease gradually to 5.5 percent for 2012 and remain at that level thereafter.

Components of net periodic                       Pension Benefits                       Other Benefits
                                       ----------------------------------   ---------------------------------
   benefit cost                           2002         2001        2000        2002        2001        2000
                                       ----------   ---------   ---------   ---------   ---------   ---------
in thousands
------------
Service cost                           $   11,937   $   9,031   $   8,895   $   1,871   $   1,342   $   1,454
Interest cost                              17,690      16,222      15,058       2,780       2,357       2,314
Expected return on plan assets            (15,883)    (14,256)    (13,151)          -           -           -
Amortization of prior service
   cost (benefit)                             954         954         954        (526)       (513)       (513)
Recognized net actuarial loss (gain)          656         321         743         (88)       (597)       (448)
                                       ----------   ---------   ---------   ---------   ---------   ---------
Net periodic benefit cost              $   15,354   $  12,272    $ 12,499   $   4,037   $   2,589   $   2,807
                                       ==========   =========   =========   =========   =========   =========

     The Company recorded an additional minimum liability of $5,274,000 and $1,514,000 as of December 31, 2002, and 2001, respectively. This liability represents the amount by which the accumulated benefit obligation exceeded the sum of the fair market value of plan assets and accrued amounts previously recorded. The additional liability may be offset by an intangible asset to the extent of previously unrecognized prior service cost. The intangible asset of $5,274,000 and $1,514,000 at December 31, 2002, and 2001, respectively, is included in other assets in the consolidated balance sheets.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Pension Plans and Post Retirement Plans Other than Pensions (Continued)

     The projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for the pension plan with accumulated benefit obligations in excess of plan assets were $267,263,000, $179,734,000, and $154,031,000, respectively, as of December 31, 2002 and $53,756,000,
     $40,746,000 and $21,129,000, respectively, as of December 31, 2001.

     The assumptions presented herein are based on pertinent information available to management as of December 31, 2002 and 2001. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the postretirement benefit obligation as of December 31, 2002 by $17,177,000 and the estimated eligibility cost and interest cost components of net periodic benefit costs for 2002 by $1,831,000. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the postretirement benefit obligation as of December 31, 2002 by $13,553,000 and the estimated eligibility cost and interest cost components of net periodic postretirement benefit costs for 2002 by $1,414,000.

     Profit Sharing Plans

     The Company also has profit sharing plans covering substantially all employees and agents. The Company's contribution rate to the employee plan is determined annually by the directors of the Company and is applied to each participant's prior year earnings. The Company's contribution to the agent plan is made as a certain percentage, based upon years of service, applied to each agent's total annual compensation. The Company recognized contributions to the plans during 2002, 2001 and 2000 of $3,899,000, $4,563,000 and $8,794,000, respectively. Participants may elect to receive a portion of their contributions in cash.

(9)  REINSURANCE

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.

     Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

     The effect of reinsurance on premiums for the years ended December 31 was as follows:

in thousands             2002       2001         2000
------------          ---------   ---------   ---------
Direct premiums       $ 807,116   $ 761,877   $ 697,933
Reinsurance assumed     181,473     140,303     129,800
Reinsurance ceded      (100,100)   (108,823)    (66,282)
                      ---------   ---------   ---------
      Net premiums    $ 888,489   $ 793,357   $ 761,451
                      =========   =========   =========

     Reinsurance recoveries on ceded reinsurance contracts were $103,979,000, $95,136,000 and $73,484,000 during 2002, 2001 and 2000, respectively.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     On January 12, 2001, the Company entered into a written agreement with First Allmerica Financial Life Insurance Company whereby 401(k) accounts representing approximately 370 contracts with associated fixed and variable assets of approximately $364,600,000 were transferred to separate accounts and approximately $31,600,000 were transferred to the general account, effective July 2, 2001.

     On October 1, 2000, the Company entered into a 100% coinsurance agreement of its Individual Disability line of business, inforce and future sales, with Standard Insurance Company. In addition, the Company recaptured a previous reinsurance agreement with Paul Revere Insurance Company as part of this transaction. Paul Revere transferred reserves of approximately $141,818,000. The Company transferred net reserves of approximately $499,000,000. Under the terms of the coinsurance agreement, assets supporting these reserves are held under a trust agreement for the benefit of the Company in the event that the reinsurer is unable to perform its obligations. A deferred gain of approximately $64,000,000 was recognized as part of this transaction. This gain will be amortized over the life of the underlying policies in a manner similar to the related deferred policy acquisition costs. The deferred gain balance is included in other liabilities in the consolidated balance sheets. Amortization of this gain is included in other income in the statement of operations. The amortized gain for 2002 and 2001 was $4,074,000 in each year. The amounts of reinsurance recoveries pertaining to the Standard Insurance Company coinsurance agreement were $56,077,000 and $54,489,000 during 2002 and 2001, respectively. The amounts of reinsurance recoverables carried on the balance sheet were $571,492,000 and $552,790,000 at December 31, 2002 and 2001, respectively. The Company continues to write disability policies and cedes all policies to Standard Insurance Company.

(10) FAIR VALUE OF FINANCIAL INSTRUMENTS

     The estimated fair value of the Company's financial instruments has been determined using available market information as of December 31, 2002 and 2001. Although management is not aware of any factors that would significantly affect the estimated fair value, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgement is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

     Please refer to note 2 for additional fair value disclosures concerning fixed maturity securities, equity securities, mortgages, private equity investments and derivatives. The carrying amounts for policy loans, cash, short-term investments and finance receivables approximate the assets' fair values.

     The interest rates on the finance receivables outstanding as of December 31, 2002 and 2001, are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturity; as such, the carrying value of the finance receivables outstanding as of December 31, 2002 and 2001, approximate the fair value for those respective dates.

     The fair values of deferred annuities, annuity certain contracts and other fund deposits, which have guaranteed interest rates and surrender charges are estimated to be the amount payable on demand as of December 31, 2002 and 2001 as those investment contracts have no defined maturity and are similar to a deposit liability. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The fair values of guaranteed investment contracts and supplementary contracts without life contingencies are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued. Rates currently available to the Company for debt with similar terms and remaining maturities are used to estimate the fair value of notes payable.

     The carrying amounts and fair values of the Company's financial instruments, which were classified as assets as of December 31, were as follows:

in thousands                                    2002                            2001
------------                        ---------------------------   ------------------------------
                                      Carrying         Fair          Carrying           Fair
                                       Amount          Value          Amount            Value
                                    ------------   ------------   --------------    ------------
Fixed maturity securities:
      Available-for-sale            $  4,784,210   $  4,784,210   $    5,279,515    $  5,279,515
Equity securities                        461,426        461,426          602,554         602,554
Fixed maturity securities on loan      1,208,935      1,208,935          365,031         365,031
Equity securities on loan                 71,338         71,338           48,280          48,280
Commercial mortgage loans                767,944        852,251          738,749         761,004
Policy loans                             259,531        259,531          256,844         256,844
Short-term investments                 1,460,454      1,460,454          621,907         621,907
Cash                                      24,694         24,694           32,589          32,589
Finance receivables, net                 121,306        121,306          126,037         126,037
Private equity investments               221,614        221,614          263,928         263,928
Separate account assets                6,684,280      6,684,280        7,558,283       7,558,283
Other assets                              14,093         14,093           74,078          74,078
                                    ------------   ------------   --------------    ------------
    Total financial assets          $16,079,825    $ 16,164,132   $   15,967,795    $ 15,990,050
                                    ============   ============   ==============    ============

     The carrying amounts and fair values of the Company's financial instruments, which were classified as liabilities as of December 31, were as follows:

in thousands                                    2002                            2001
------------                        ---------------------------   ------------------------------
                                      Carrying         Fair          Carrying           Fair
                                       Amount          Value          Amount            Value
                                    ------------   ------------   --------------    ------------
Deferred annuities                  $  1,712,482   $  1,711,913   $    1,615,774    $  1,611,178
Annuity certain contracts                 62,231         64,146           60,187          60,769
Other fund deposits                    1,006,327      1,011,822          956,147         957,461
Supplementary contracts without
      life contingencies                  50,955         51,137           42,092          43,134
Notes payable                            137,000        139,476          159,000         162,341
Separate account liabilities           6,646,646      6,646,646        7,511,607       7,511,607
Securities lending collateral          1,307,146      1,307,146          424,406         424,406
                                    ------------   ------------   --------------    ------------
      Total financial liabilities   $ 10,922,787   $ 10,932,286   $   10,769,213    $ 10,770,896
                                    ============   ============   ==============    ============

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(11) RELATED PARTY TRANSACTIONS

     The Company has investment advisory agreements with an affiliate, Advantus Capital Management, Inc. (Advantus). Under these agreements, the Company pays quarterly investment management fees based on total assets managed. Investment management fees paid by the Company during 2002 were $10,866,000. As of December 31, 2002, $3,238,000 was due to Advantus, under these agreements.

     The Company also has an agreement with Securian Financial Services, Inc.
     (SFS). Under this agreement, SFS is the distributor of the Company's variable annuity and variable life products. Fees paid for performing compliance functions for these variable products by the Company totaled $3,539,000 for the year ended December 31, 2002.

     The Company has agreements with its affiliates for expenses including allocations for occupancy costs, data processing, compensation, advertising and promotion, and other administrative expenses, in which the Company incurs on behalf of its affiliates. At December 31, 2002 and 2001, the amount payable to the Company was $12,363,000 and $4,243,000, respectively. The amount of expenses incurred as of December 31, 2002, 2001, and 2000 were $49,205,000, $14,529,000 and $12,280,000 respectively.

     During 2002, the Company sold a group variable universal life policy to Securian Financial Group, Inc. The Company received premiums of $2,000,000 in 2002. No claims were paid in 2002. As of December 31, 2002, reserves held under this policy were $3,734,000.

(12) NOTES PAYABLE

     In September 1995, the Company issued surplus notes with a face value of $125,000,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company. All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce (Department of Commerce). The approved accrued interest was $3,008,000 as of December 31, 2002 and 2001. The issuance costs of $1,421,000 are deferred and amortized over 30 years on straight-line basis.

     Notes payable as of December 31 were as follows:

in thousands                                                           2002             2001
------------                                                      --------------    ------------
Corporate-surplus notes, 8.25%, 2025                              $      125,000    $    125,000
Consumer finance subsidiary-senior, 6.90%-7.06%, through 2003             12,000          34,000
                                                                  --------------    ------------
      Total notes payable                                         $      137,000    $    159,000
                                                                  ==============    ============

     At December 31, 2002, the aggregate minimum annual notes payable maturities for the next five years are as follows: 2003, $12,000,000; 2004, $0; 2005, $0; 2006, $0; 2007, $0; thereafter $125,000,000.

     Long-term borrowing agreements involving the consumer finance subsidiary include provisions with respect to borrowing limitations, payment of cash dividends on or purchases of common stock, and maintenance of liquid net worth of $41,354,000. The consumer finance subsidiary was in compliance with all such provisions at December 31, 2002.

     The Company maintains a line of credit, which is drawn down periodically throughout the year. As of December 31, 2002 and 2001, the outstanding balance of this line of credit was zero.

     Interest paid on debt for the years ended December 31, 2002, 2001 and 2000, was $12,579,000, $15,252,000 and $26,775,000, respectively.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(13) OTHER COMPREHENSIVE INCOME

     Comprehensive income is defined as any change in stockholder's equity originating from non-owner transactions. The Company has identified those changes as being comprised of net income, unrealized appreciation (depreciation) on securities and deferred policy acquisition cost adjustments.

     The components of comprehensive Income (loss), other than net income are illustrated below:

in thousands                                                           2002              2001          2000
------------                                                      --------------    ------------   ------------
Other comprehensive income (loss), before tax:
     Unrealized gains (loss) on securities                        $      (74,150)   $   (202,783)  $    346,347
         Reclassification adjustment for
            gains (losses) included in net income                        138,595          18,821       (147,416)
     Adjustment to unearned policy and contract fees                      13,074           6,433            473
     Adjustment to reserves                                              (54,290)              -              -
     Adjustment to deferred policy acquisition costs                     (93,375)        (41,993)           414
                                                                  --------------    ------------    -----------
                                                                         (70,146)       (219,522)       199,818
     Income tax expense related to items of other
         comprehensive income                                             25,248          75,386        (70,470)
                                                                  --------------    ------------   ------------
     Other comprehensive income (loss), net of tax                $      (44,898)   $   (144,136)      $129,348
                                                                  ==============    ============   ============

(14) STOCK DIVIDENDS

     During 2002, the Company declared and paid dividends to Securian Financial Group, Inc. totaling $29,500,000. These dividends were in the form of cash. Additionally, the Company declared and accrued a dividend representing the affiliated stock of Securian Casualty Company. The amount of the transfer, on January 2, 2003, of Securian Casualty Company was $8,398,000. During 2001, the Company declared and paid dividends to Securian Financial Group, Inc. totaling $12,372,000. These dividends were in the form of securities and the transfer of ownership of a corporate-owned life insurance policy. Additionally, the Company declared and accrued a dividend representing the affiliated stock of Advantus Capital Management, Inc. The amount of the transfer, on January 2, 2002, of Advantus Capital Management, Inc. was $48,748,000. During 2000, the Company declared and paid dividends to Securian Financial Group, Inc, totaling $52,800,000. These dividends were in the form of cash.

     Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Department of Commerce. Based on these limitations and 2002 statutory results, the maximum amount available for the payment of dividends during 2003 by Minnesota Life Insurance Company without prior regulatory approval is $109,896,000 after November 6, 2003.

(15) LEGAL PROCEEDINGS

     The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse effect on operations or the financial position of the Company. Total expenses related to litigation or legal proceedings were $1,249,000, $39,654,000 and $3,529,000 in 2002, 2001 and 2000, respectively.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(16) COMMITMENTS AND CONTINGENCIES

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

     The Company holds "To-Be-Announced" (TBA) Government National Mortgage Association forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. Most of these TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date. These securities are reported at fair value as other invested assets. As of December 31, 2002 and 2001, these securities were reported at $6,523,000 and $60,484,000, respectively.

     The Company has issued certain participating group annuity and group life insurance contracts jointly with another life insurance company. The joint contract issuer has liabilities related to these contracts of $50,325,000 and $97,800,000 as of December 31, 2002 and 2001, respectively. To the extent the joint contract issuer is unable to meet its obligation under the agreement, the Company remains liable.

     The Company has long-term commitments to fund private equity investments and real estate investments totaling $145,354,000 as of December 31, 2002. The Company estimates that $48,000,000 of these commitments will be invested in 2003, with the remaining $97,354,000 invested over the next four years.

     As of December 31, 2002, the Company had committed to purchase mortgage loans totaling $14,082,000 but had not completed the purchase transactions.

     The Company has a long-term lease agreement with an affiliated company, Capitol City Property Management, Inc, for rental space in downtown St. Paul. Minimum gross rental commitments under the lease are as follows:
     2003, $11,267,000; 2004, $11,267,000; 2005, $11,267,000; 2006, $11,267,000;
     2007, $11,267,000. The Company sub-leases space in downtown St. Paul. Commitments to the Company from these agreements are as follows: 2003, $746,000; 2004, $786,000; 2005, $794,000; 2006, $669,000; 2007, $687,000.
     Lease expense net of sub-lease income for the years ended December 31, 2002, 2001 and 2000 was $8,740,000, $9,662,000 and $2,491,000,
     respectively.

     At December 31, 2002, the Company had guaranteed the payment of $83,700,000 in policyholder dividends and discretionary amounts payable in 2003. The Company has pledged bonds, valued at $93,998,000 to secure this guarantee.

     The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2002 and 2001 the amount was immaterial to the financial statements. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $2,377,000 and $3,255,000 for the periods ending December 31, 2002 and 2001, respectively. These assets are being amortized over a five-year period.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(17) STATUTORY FINANCIAL DATA

     The Company also prepares financial statements according to statutory accounting practices prescribed or permitted by the Department of Commerce for purposes of filing with the Department of Commerce, the National Association of Insurance Commissioners (NAIC) and states in which the Company is licensed to do business. Statutory accounting practices focus primarily on solvency and surplus adequacy.

     Prescribed accounting practices include a variety of publications of the NAIC as well as state laws, regulation and general administrative rules. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The NAIC project to codify statutory accounting practices (Codification) was effective January 1, 2001. Codification continues to encompass both prescribed and permitted practices as described above. Any amounts identified as a change due to implementing Codification were recorded to statutory surplus. The Company determined that Codification, at the time of initial adoption, had an impact of increasing statutory surplus by approximately $47,020,000.

     The significant differences that exist between statutory and GAAP accounting, and their effects are illustrated below:

                                                              Year ended December
                                                        -----------------------------
in thousands                                                2002            2001
------------                                            ------------   --------------
Statutory capital and surplus                           $    961,239   $    1,075,907
Adjustments:
     Deferred policy acquisition costs                       570,264          682,794
     Net unrealized investment gains                         354,862          217,864
     Adjustment to reserves                                  (54,290)               -
     Statutory asset valuation reserve                       251,505          303,888
     Statutory interest maintenance reserve                   12,815            7,050
     Premiums and fees deferred or receivable                (48,756)         (51,572)
     Change in reserve basis                                 121,770          113,646
     Deferred reinsurance gain                               (55,143)         (59,217)
     Separate accounts                                       (28,214)         (39,126)
     Unearned policy and contract fees                      (128,690)        (140,315)
     Surplus notes                                          (125,000)        (125,000)
     Net deferred income taxes                              (324,356)        (313,147)
     Pension benefit liabilities                             (18,533)          (6,815)
     Non-admitted assets                                     280,851          194,154
     Policyholder dividends                                   64,659           65,828
     Valuation allowance difference                           13,633                -
     Other                                                     4,648            6,365
                                                        ------------   --------------
Stockholder's equity as reported in the accompanying
    consolidated financial statements                   $  1,853,264   $    1,932,304
                                                        ============   ==============

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The significant differences that exist between statutory and GAAP accounting, and their effects are illustrated below (2002 and 2001 results are codified, and 2000 are prior to Codification):

                                                                 As of December 31
                                                  ----------------------------------------------
in thousands                                          2002             2001             2000
------------                                      ------------    --------------    ------------
Statutory net income (loss)                       $     (9,814)   $       47,505    $    251,003
Adjustments:
     Deferred policy acquisition costs                 (19,156)           13,716          (5,203)
     Statutory interest maintenance reserve              5,470            (1,138)        (20,544)
     Premiums and fees deferred or receivable            1,611           (10,213)         (1,264)
     Change in reserve basis                            (2,797)           (2,180)          3,783
     Separate accounts                                  10,913             9,971          15,762
     Deferred reinsurance gain                         (12,847)           (2,394)          1,018
     Unearned policy and contract fees                   1,600            (1,845)          1,645
     Realized gains (losses)                           (10,012)            1,586         (11,747)
     Net deferred income taxes                          23,524             3,928           4,403
     Policyholder dividends                             (1,168)             (714)          4,354
     Pension benefits                                    7,472            16,605          (7,952)
     Other                                               8,960            (4,399)           (538)
                                                  ------------    --------------    ------------
Net income as reported in the accompanying
     consolidated financial statements            $      3,756    $       70,428    $    234,720
                                                  ============    ==============    ============

(18) SUBSEQUENT EVENTS

     On February 10, 2003, the Company declared a dividend of $14,000,000 payable to Securian Financial Group, Inc. The dividend represents the affiliated stock of Securian Life Insurance Company and is payable on April 1, 2003.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
 SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2002
                                 (In thousands)

                                                                                                        As shown
                                                                                                         on the
                                                                                    Market            consolidated
Type of investment                                         Cost (3)                 Value            balance sheet(1)
                                                       ----------------        ----------------      ----------------
Fixed maturity securities
     United States government and government
        agencies and authorities                       $        201,802        $        220,925      $        220,925
     Foreign governments                                          1,280                     841                   841
     Public utilities                                           295,962                 308,575               308,575
     Mortgage-backed securities                               1,292,651               1,369,654             1,369,654
     All other corporate fixed maturity securities            2,710,571               2,884,215             2,884,215
                                                       ----------------        ----------------      ----------------
        Total fixed maturity securities                       4,502,266               4,784,210             4,784,210
                                                       ----------------        ----------------      ----------------
Equity securities:
     Common stocks:
        Public utilities                                          6,518                   6,798                 6,798
        Banks, trusts and insurance companies                    62,336                  65,016                65,016
        Industrial, miscellaneous and all other                 429,572                 381,612               381,612
     Nonredeemable preferred stocks                               8,000                   8,000                 8,000
                                                       ----------------        ----------------      ----------------
        Total equity securities                                 506,426                 461,426               461,426
                                                       ----------------        ----------------      ----------------
Mortgage loans on real estate                                   767,944                  xxxxxx               767,944
Real estate (2)                                                   7,858                  xxxxxx                 7,858
Policy loans                                                    259,531                  xxxxxx               259,531
Other investments                                               186,521                  xxxxxx               186,521
Private equity investments                                      278,539                  xxxxxx               221,614
Fixed maturity securities on loan                             1,136,147                  xxxxxx             1,208,935
Equity securities on loan                                        73,904                  xxxxxx                71,338
Short - term investments                                      1,460,454                  xxxxxx             1,460,454
                                                       ----------------        ----------------      ----------------
        Total                                                 4,170,898                       -             4,184,195
                                                       ----------------        ----------------      ----------------
Total investments                                      $      9,179,590        $      5,245,636      $      9,429,831
                                                       ================        ================      ================

(1) Fair value for common stocks and fixed maturity securities classified as available-for-sale.

(2) The carrying value of real estate acquired in satisfaction of indebtedness is $ -0-.

(3) Original cost for equity securities and original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts for fixed maturity securities and other investments

See independent auditors' report.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
               SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
                                 (In thousands)

                                                         As of December 31,
                             --------------------------------------------------------------------------
                                                   Future policy
                                Deferred             benefits                           Other policy
                                 policy           losses, claims                         claims and
                               acquisition        and settlement       Unearned            benefits
         Segment                  costs            expenses (1)       premiums (2)         payable
-------------------------    ---------------      ---------------   ---------------    ---------------
2002:
   Life insurance            $       421,265      $     2,605,553   $       156,832    $       111,576
   Accident and
      health insurance                78,588              638,288            34,418             19,349
   Annuity                            70,885            3,155,822                27                196
   Property and
      liability insurance                  -                   25                 -                  -
                             ---------------      ---------------   ---------------    ---------------
                             $       570,738      $     6,399,688   $       191,277    $       131,121
                             ===============      ===============   ===============    ===============

2001:
   Life insurance            $       498,233      $     2,563,749   $       171,174    $       113,351
   Accident and
      health insurance                87,059              615,020            38,052             19,103
   Annuity                            98,047            2,942,241                29              1,466
   Property and
      liability insurance                  -                   38                 -                  -
                             ---------------      ---------------   ---------------    ---------------
                             $       683,339      $     6,121,048   $       209,255    $       133,920
                             ===============      ===============   ===============    ===============

2000:
   Life insurance            $       526,289      $     2,469,673   $       173,063    $        89,087
   Accident and
      health insurance                88,320              579,170            37,815             17,659
   Annuity                            96,937            2,887,586                 -                269
   Property and
      liability insurance                  -                  154                 -                  -
                             ---------------      ---------------   ---------------    ---------------
                             $       711,546      $     5,936,583   $       210,878    $       107,015
                             ===============      ===============   ===============    ===============

                                                             For the years ended December 31,
                            --------------------------------------------------------------------------------------------------------
                                                                                      Amortization
                                                                     Benefits,         of deferred
                                                     Net          claims, losses         policy             Other
                                Premium          investment       and settlement       acquisition        operating       Premiums
         Segment              revenue (3)          income          expenses (5)          costs             expenses      written (4)
-------------------------   ---------------    ---------------    ---------------    ---------------   ---------------   -----------
2002:
   Life insurance           $     1,009,836    $       260,686    $       883,852    $       147,235   $       347,838   $         -
   Accident and
      health insurance              131,835             12,494             60,459             20,511            98,679             -
   Annuity                          106,807            225,704            213,817             20,916            88,540             -
   Property and
      liability insurance                 -                219                (18)                 -                40             -
                            ---------------    ---------------    ---------------    ---------------   ---------------   -----------
                            $     1,248,478    $       499,103    $     1,158,110    $       188,662   $       535,097   $         -
                            ===============    ===============    ===============    ===============   ===============   ===========

2001:
   Life insurance           $       918,901    $       288,841    $       817,054    $       136,512   $       463,715   $         -
   Accident and
      health insurance              136,637             12,823             53,611             13,170           106,770             -
   Annuity                           92,192            225,200            193,772             21,898            90,793             -
   Property and
      liability insurance                 -                471                (19)                 -               204             -
                            ---------------    ---------------    ---------------    ---------------   ---------------   -----------
                            $     1,147,730    $       527,335    $     1,064,418    $       171,580   $       661,482   $         -
                            ===============    ===============    ===============    ===============   ===============   ===========

2000:
   Life insurance           $       842,842    $       304,584    $       722,713    $       153,634   $       420,842   $         -
   Accident and
      health insurance              175,762             40,232             85,680              8,613           101,201             -
   Annuity                          102,827            230,584            205,036             23,715            80,116             -
   Property and
      liability insurance                 -                500                143                  -               319             -
                            ---------------    ---------------    ---------------    ---------------   ---------------   -----------
                            $     1,121,431    $       575,900    $     1,013,572    $       185,962   $       602,478   $         -
                            ===============    ===============    ===============    ===============   ===============   ===========

(1) Includes policy and contract account balances

(2) Includes unearned policy and contract fees

(3) Includes policy and contract fees

(4) Applies only to property and liability insurance

(5) Includes policyholder dividends

See independent auditors' report.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                            SCHEDULE IV - REINSURANCE
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
                                 (In thousands)

                                                                                                              Percentage
                                                              Ceded to      Assumed from                       of amount
                                                Gross          other            other            Net            assumed
                                                amount        companies       companies        amount            to net
                                            -------------   -------------   -------------   -------------    ------------
2002: Life insurance in force               $ 266,335,791   $  35,836,486   $  76,101,905   $ 306,601,210        24.8%
                                            =============   =============   =============   =============
      Premiums:
         Life insurance                     $     566,342   $      25,262   $     180,539   $     721,619        25.0%
         Accident and health insurance            200,610          74,838             934         126,706         0.7%
         Annuity                                   40,164               -               -          40,164           -
         Property and liability insurance               -               -               -               -           -
                                            -------------   -------------   -------------   -------------
             Total premiums                 $     807,116   $     100,100   $     181,473   $     888,489        20.4%
                                            =============   =============   =============   =============

2001: Life insurance in force               $ 233,303,591   $  28,244,100   $  63,354,138   $ 268,413,629        23.6%
                                            =============   =============   =============   =============
      Premiums:
         Life insurance                     $     530,352   $      30,128   $     138,774   $     638,998        21.7%
         Accident and health insurance            208,520          78,212           1,047         131,355         0.8%
         Annuity                                   23,004               -               -          23,004           -
         Property and liability insurance               1             483             482               -           -
                                            -------------   -------------   -------------   -------------
             Total premiums                 $     761,877   $     108,823   $     140,303   $     793,357        17.7%
                                            =============   =============   =============   =============

2000: Life insurance in force               $ 200,965,213   $  22,944,226   $  43,657,674   $ 221,678,661        19.7%
                                            =============   =============   =============   =============
      Premiums:
         Life insurance                     $     476,897   $      28,343   $     121,296   $     569,850        21.3%
         Accident and health insurance            199,590          30,085             923         170,428         0.5%
         Annuity                                   21,173               -               -          21,173           -
         Property and liability insurance             273           7,854           7,581               -           -
                                            -------------   -------------   -------------   -------------
             Total premiums                 $     697,933   $      66,282   $     129,800   $     761,451        17.0%
                                            =============   =============   =============   =============

See independent auditors' report.

                            PART C: OTHER INFORMATION

    Item Number       Caption in Part C

       27.            Exhibits

       28.            Directors and Officers of the Minnesota Life Insurance Company

       29.            Persons Controlled by or Under Common Control with Minnesota
                      Life Insurance Company or Minnesota Life Variable Life Account

       30.            Indemnification

       31.            Principal Underwriters

       32.            Location of Accounts and Records

       33.            Management Services

       34.            Fee Representation

                            PART C: OTHER INFORMATION

Item 27.  Exhibits
--------  --------

The exhibits to this Registration Statement are listed in the Exhibit Index hereto and are incorporated herein by reference.

Item 28.  Directors and Officers of the Minnesota Life Insurance Company
--------  --------------------------------------------------------------

Name and Principal                                   Position and Offices
Business Address                                     with Minnesota Life
----------------                                     -------------------

Richard H. Anderson                                  Director
Northwest Airlines, Inc.
2700 Lone Oak Parkway
Eagan, MN  55121

Mary K. Brainerd                                     Director
HealthPartners
8100 34th Avenue South
Bloomington, MN  55425

John F. Bruder                                       Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Thomas P. Burns                                      Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Keith M. Campbell                                    Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

John W. Castro                                       Director
Merrill Corporation
One Merrill Circle
St. Paul, MN  55108

John E. Gherty                                       Director
Land O'Lakes, Inc.
P.O. Box 64101
St. Paul, MN  55164

John F. Grundhofer                                   Director
U.S. Bancorp
800 Nicollet Mall
Suite 2300
Minneapolis, MN  55402

Robert E. Hunstad                                    Director and Executive
Minnesota Life Insurance Company                     Vice President
400 Robert Street North
St. Paul, MN  55101

James E. Johnson                                     Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

David S. Kidwell, Ph.D.                              Director
2129 Bancroft Place NW
Washington, D.C.  20008-4019

Reatha C. King, Ph.D.                                Director
General Mills Foundation
110 Bank Street SE
Unit 2403
Minneapolis, MN  55414

Dianne M. Orbison                                    Senior Vice President
Minnesota Life Insurance Company                     and Treasurer
400 Robert Street North
St. Paul, MN 55101

Dennis E. Prohofsky                                  Director, Executive Vice President,
Minnesota Life Insurance Company                     General Counsel and Secretary
400 Robert Street North
St. Paul, MN  55101

Robert L. Senkler                                    Chairman, President and Chief
Minnesota Life Insurance Company                     Executive Officer
400 Robert Street North
St. Paul, MN  55101

Gregory S. Strong                                    Senior Vice President
Minnesota Life Insurance Company                     and Chief Financial Officer
400 Robert Street North
St. Paul, MN  55101

Randy F. Wallake                                     Director and Executive Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101


Item 29.       Persons Controlled by or Under Common Control with Minnesota Life
               Insurance Company or Minnesota Life Variable Life Account
               -----------------------------------------------------------------

Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

         Securian Holding Company (Delaware)

Wholly-owned subsidiaries of Securian Holding Company:

         Securian Financial Group, Inc. (Delaware)
         Capitol City Property Management, Inc.
         Robert Street Property Management, Inc.

Wholly-owned subsidiaries of Securian Financial Group, Inc.

         Minnesota Life Insurance Company
         Securian Financial Network, Inc.
         Securian Ventures, Inc.
         Advantus Capital Management, Inc.
         Securian Financial Services, Inc.
         Securian Trust Company, N.A.
         Securian Casualty Company
         I.A. Systems, Inc. (New York)

Wholly-owned subsidiaries of Minnesota Life Insurance Company:


         Northstar Life Insurance Company (New York)
         Personal Finance Company (Delaware)
         Enterprise Holding Corporation



Wholly-owned subsidiaries of Securian Casualty Company:



         Securian Life Insurance Company


Wholly-owned subsidiaries of Securian Financial Services, Inc.:

         MIMLIC Insurance Agency of Massachusetts, Inc. (Massachusetts) MIMLIC Insurance Agency of Texas, Inc. (Texas)
         Ascend Insurance Agency of Nevada, Inc. (Nevada)
         Ascend Insurance Agency of Oklahoma, Inc. (Oklahoma)
         Worthmark Financial Services, LLC (Delaware)

Wholly-owned subsidiaries of Enterprise Holding Corporation:


         Financial Ink Corporation
         Oakleaf Service Corporation
         Concepts in Marketing Research Corporation
         Lafayette Litho, Inc.
         DataPlan Securities, Inc. (Ohio)
         MIMLIC Imperial Corporation
         MIMLIC Funding, Inc.
         MCM Funding 1997-1, Inc.
         MCM Funding 1998-1, Inc.


Wholly-owned subsidiaries of Securian Financial Network, Inc.:

         Securian Financial Network, Inc. (Alabama)
         Securian Financial Network, Inc. (Nevada)
         Securian Financial Network, Inc. (Oklahoma)
         Securian Financial Network, Inc. (Texas)

Open-end registered investment company offering shares solely to separate accounts of Minnesota Life Insurance Company:

         Advantus Series Fund, Inc.

Fifty percent-owned subsidiary of MIMLIC Imperial Corporation:

         C.R.I. Securities, Inc.

Majority-owned subsidiaries of Minnesota Life Insurance Company:

         MIMLIC Life Insurance Company (Arizona)
         Advantus Enterprise Fund, Inc.
         Advantus International Balanced Fund, Inc.
         Advantus Venture Fund, Inc.
         Advantus Real Estate Securities Fund, Inc.
         Advantus Cornerstone Fund, Inc.

Majority-owned subsidiary of Securian Financial Services, Inc.:

         MIMLIC Insurance Agency of Ohio, Inc. (Ohio)

Less than 25% owned subsidiaries of Minnesota Life Insurance Company:

         Advantus Horizon Fund, Inc.
         Advantus Spectrum Fund, Inc.
         Advantus Mortgage Securities Fund, Inc.
         Advantus Bond Fund, Inc.
         Advantus Money Market Fund, Inc.
         Advantus Index 500 Fund, Inc.

Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.

Item 30.  Indemnification
--------  ---------------

The State of Minnesota has an indemnification statute (Minnesota Statutes 300.083), as amended, effective January 1, 1984, which requires indemnification of individuals only under the circumstances described by the statute. Expenses incurred in the defense of any action, including attorneys' fees, may be advanced to the individual after written request by the board of directors upon receiving an undertaking from the individual to repay any amount advanced unless it is ultimately determined that he or she is entitled to be indemnified by the corporation as authorized by the statute and after a determination that the facts then known to those making the determination would not preclude indemnification.

Indemnification is required for persons made a part to a proceeding by reason of their official capacity so long as they acted in good faith, received no improper personal benefit and have not been indemnified by another organization. In the case of a criminal proceeding, they must also have had no reasonable cause to believe the conduct was unlawful. In respect to other acts arising out of official capacity: (1) where the person is acting directly for the corporation there must be a reasonable belief by the person that his or her conduct was in the best interests of the corporation or, (2) where the person is serving another organization or plan at the request of the corporation, the person must have reasonably believed that his or her conduct was not opposed to the best interests of the corporation. In the case of persons not directors, officers or policy-making employees, determination of eligibility for indemnification may be made by a board-appointed committee of which a director is a member. For other employees, directors and officers, the determination of eligibility is made by the Board or a committee of the Board, special legal counsel, the shareholder of the corporation or pursuant to a judicial proceeding.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Minnesota Life Insurance Company and Minnesota Life Variable Life Account pursuant to the foregoing provisions, or otherwise, Minnesota Life Insurance Company and Minnesota Life Variable Life Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Minnesota Life Insurance Company and Minnesota Life Variable Life Account of expenses incurred or paid by a director, officer or controlling person of Minnesota Life Insurance Company and Minnesota Life Variable Life Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, Minnesota Life Insurance Company and Minnesota Life Variable Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.  Principal Underwriters
--------  ----------------------

         (a) Securian Financial Services, Inc. currently acts as a principal underwriter for the following investment companies:

                      Advantus Horizon Fund, Inc.
                      Advantus Spectrum Fund, Inc.
                      Advantus Mortgage Securities Fund, Inc.
                      Advantus Money Market Fund, Inc.
                      Advantus Bond Fund, Inc.
                      Advantus Cornerstone Fund, Inc.
                      Advantus Enterprise Fund, Inc.
                      Advantus International Balanced Fund, Inc.
                      Advantus Venture Fund, Inc.
                      Advantus Index 500 Fund, Inc.
                      Advantus Real Estate Securities Fund, Inc.
                      Variable Fund D
                      Variable Annuity Account
                      Minnesota Life Variable Life Account
                      Minnesota Life Variable Universal Life Account Northstar Life Variable Universal Life Account

         (b) The name and principal business address, positions and offices with Securian Financial Services, Inc., and positions and offices with Registrant of each director and officer of Securian Financial Services, Inc. is as follows:


                                                     Positions and
Name and Principal                                   Offices
Business Address                                     with Underwriter
----------------                                     ----------------




George I. Connolly                                   President, Chief Executive
Securian Financial Services, Inc.                    Officer and Director
400 Robert Street North
St. Paul, Minnesota 55101

Lynda S. Czarnetzki                                  Treasurer
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, Minnesota 55101

Robert E. Hunstad                                    Director
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101

Dennis E. Prohofsky                                  Director
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101

Peter D. Seltz                                       Vice President,
Securian Financial Services, Inc.                    Sales and Marketing
400 Robert Street North
St. Paul, Minnesota 55101

Loyall E. Wilson                                     Vice President, Chief
Securian Financial Services, Inc.                    Compliance Officer and
400 Robert Street North                              Secretary
St. Paul, Minnesota 55101


Michael J. Jorgenson                                 Vice President and
Securian Financial Services, Inc.                    Chief Operating
400 Robert Street North                              Officer
St. Paul, Minnesota 55101



Kimberly K. Carpenter                                Assistant
Securian Financial Services, Inc.                    Secretary
400 Robert Street North
St. Paul, Minnesota 55101



Allen L. Peterson                                    Assistant
Securian Financial Services, Inc.                    Secretary
400 Robert Street North
St. Paul, Minnesota 55101


         (c) All commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


       Name of             Net Underwriting            Compensation on
      Principal              Discounts and              Redemption or          Brokerage               Other
     Underwriter              Commissions               Annuitization         Commissions          Compensation
     -----------              -----------               -------------         -----------          ------------

Securian Financial
 Services, Inc.               $52,341,391                    ___                  ___                   ___

Item 32.  Location of Accounts and Records
--------  --------------------------------

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101.

Item 33.  Management Services
--------  -------------------

None.

Item 34.  Fee Representation
--------  ------------------

Minnesota Life Insurance Company hereby represents that, as to the variable life insurance policies which are the subject of this Registration Statement, File No. 33-64395 fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Minnesota Life Insurance Company.

                                   SIGNATURES



Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Minnesota Life Variable Life Account, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Saint Paul, and State of Minnesota, on the 8th day of September, 2003.



                                    MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                                                   (Registrant)

                               By:  MINNESOTA LIFE INSURANCE COMPANY
                                                   (Depositor)



                                    By       /s/ Robert L. Senkler
                                       ----------------------------------------
                                                 Robert L. Senkler
                                               Chairman of the Board,
                                        President and Chief Executive Officer



Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.



              Signature                     Title                                       Date
              ---------                     -----                                       ----

/s/ Robert L. Senkler                       Chairman, President and                     September 8, 2003
---------------------------------------     Chief Executive Officer
Robert L. Senkler

*                                           Director
---------------------------------------
Richard H. Anderson

*                                           Director
---------------------------------------
Mary K. Brainerd

*                                           Director
---------------------------------------
John W. Castro


             Signature                     Title                                       Date
             ---------                     -----                                       ----


*                                           Director
--------------------------------------
John E. Gherty

*                                           Director
--------------------------------------
John F. Grundhofer

*                                           Director
--------------------------------------
Robert E. Hunstad

*                                           Director
--------------------------------------
David S. Kidwell, Ph.D.

*                                           Director
---------------------------------------
Reatha C. King, Ph.D.

*                                           Director
--------------------------------------
Dennis E. Prohofsky

*                                           Director
--------------------------------------
Randy F. Wallake

/s/ Gregory S. Strong                       Senior Vice President                       September 8, 2003
---------------------------------------     (chief financial officer)
Gregory S. Strong

/s/ Gregory S. Strong                       Senior Vice President                       September 8, 2003
---------------------------------------     (chief accounting officer)
Gregory S. Strong

/s/ Dianne M. Orbison                       Senior Vice President and                   September 8, 2003
---------------------------------------     Treasurer (treasurer)
Dianne M. Orbison

/s/ Dennis E. Prohofsky                     Director and Attorney-in-Fact               September 8, 2003
---------------------------------------
Dennis E. Prohofsky



* Pursuant to power of attorney dated February 10, 2003, a copy of which is filed herewith.

                                  EXHIBIT INDEX


Exhibit Number           Description of Exhibit
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27(a)                    Resolution of the Board of Trustees of The Minnesota
                         Mutual Life Insurance Company dated October 21, 1985;
                         previously filed as Exhibit A(1) to Registrant's Form
                         S-6, File Number 33-64395, is hereby incorporated by
                         reference.

27(b)                    Not Applicable.

27(c)(1)                 Distribution Agreement; previously filed as Exhibit
                         A(3)(a) to Registrant's Form S-6, File Number 33-64395, is hereby incorporated by reference.

27(c)(2) Agent and General Agent Sales Agreements; previously filed as Exhibit A(3)(b) to Registrant's Form S-6, File
                         Number 33-64395, is hereby incorporated by reference.

27(c)(3)                 Combined with the Exhibit listed under 27(c)(2) above.

27(d)(1)                 Variable Adjustable Life Insurance Policy, form
                         MHC-98-690, previously filed as Exhibit A(5)(a) to Registrant's Form S-6, File Number 33-64395,
                         Post-Effective Amendment Number 4, is hereby incorporated by reference.

27(d)(2) Waiver of Premium Agreement, form MHC-98-917, previously filed as Exhibit A(5)(b) to Registrant's
                         Form S-6, File Number 33-64395, Post-Effective
                         Amendment Number 4, is hereby incorporated by reference.

27(d)(3) Estate Preservation Agreement, form MHC-95-943, previously filed as Exhibit A(5)(c) to Registrant's
                         Form S-6, File Number 33-64395, Post-Effective
                         Amendment Number 4, is hereby incorporated by reference.

27(d)(4) Single Life Term Insurance Agreement, form MHC-95-944, previously filed as Exhibit A(5)(d) to Registrant's
                         Form S-6, File Number 33-64395, Post-Effective
                         Amendment Number 4, is hereby incorporated by reference.

27(d)(5) Short Term Agreement, form MHC-E324.1, previously filed as Exhibit A(5)(e) to Registrant's Form S-6, File
                         Number 33-64395, Post-Effective Amendment Number 4, is hereby incorporated by reference.

27(d)(6) Protection Option Amendment, form MHC-98-946, previously filed as Exhibit A(5)(f) to Registrant's
                         Form S-6, File Number 33-64395, Post-Effective
                         Amendment Number 4, is hereby incorporated by reference.

27(d)(7) Variable Early Value Agreement, form MHC-98-940, previously filed as Exhibit A(5)(g) to Registrant's
                         Form S-6, File Number 33-64395, Post-Effective
                         Amendment Number 4, is hereby incorporated by reference.

27(e)(1)                 New Issue Application - Part 1, form F. MHC-3198 Rev.
                         11-2000, previously filed as Exhibit A(10)(a) to
                         Registrant's Form S-6, File Number 33-64395,
                         Post-Effective Amendment 7, is hereby incorporated by
                         reference.
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27(e)(2)                 Supplement to Application - Part 1, form F. MHC-43186V
                         10-1998, previously filed as Exhibit A(10)(b) to
                         Registrant's Form S-6, File Number 33-64395,
                         Post-Effective Amendment Number 4, is hereby
                         incorporated by reference.

27(e)(3)                 Application - Part 3 - Authorization New Issue, form F.
                         MHC-42663 10-1998, previously filed as Exhibit A(10)(c) to Registrant's Form S-6, File Number 33-64395,
                         Post-Effective Amendment Number 4, is hereby incorporated by reference.

27(e)(4)                 Policy Change Application - Part 1, form F. MHC-44096
                         Rev. 11-2000, previously filed as Exhibit A(10)(d) to Registrant's Form S-6, File Number 33-64395,
                         Post-Effective Amendment 7, is hereby incorporated by reference.

27(e)(5)                 Policy Change Application - Part 3, form F. MHC-44098
                         Rev. 10-1998, previously filed as Exhibit A(10)(e) to Registrant's Form S-6, File Number 33-64395,
                         Post-Effective Amendment Number 4, is hereby incorporated by reference.

27(e)(6)                 Variable Suitability Application - New Issue, form F.
                         MHC-48653 Rev. 2-2002, previously filed as Exhibit
                         A(10)(f) to Registrant's Form S-6, File Number
                         33-64395, Post-Effective Amendment 7, is hereby incorporated by reference.

27(e)(7)                 Variable Suitability Application - Policy Change, form
                         F. MHC-48654 Rev. 2-2002, previously filed as Exhibit
                         A(10)(g) to Registrant's Form S-6, File Number
                         33-64395, Post-Effective Amendment 7, is hereby incorporated by reference.

27(e)(8) Policy Change Application - No Underwriting - Part 1, form F. MHC-44097 Rev. 11-2000, previously filed as Exhibit A(10)(h) to Registrant's Form S-6, File Number
                         33-64395, Post-Effective Amendment 7, is hereby incorporated by reference.

27(f)(1)                 The Restated Certificate of Incorporation of the
                         Depositor, previously filed as Exhibit A(6)(a) to Registrant's Form S-6, File Number 33-64395,
                         Post-Effective Amendment Number 3, is hereby incorporated by reference.

27(f)(2)                 Bylaws of the Depositor, previously filed as Exhibit
                         A(6)(b) to Registrant's Form S-6, File Number 33-64395,
                         Post-Effective Amendment Number 6, is hereby incorporated by reference.

27(g)                    Reinsurance Contracts, previously filed as Exhibit
                         27(g) to the Minnesota Life Variable Life Account's
                         Form N-6, File Number 333-96383, Post-Effective
                         Amendment Number 4, is hereby incorporated by reference.

27(h)(1)(i)              Participation Agreement among Advantus Series Fund,
                         Inc., Advantus Capital Management, Inc. and Minnesota
                         Life Insurance Company, previously filed as Exhibit
                         27(h)(1)(i) to Minnesota Life Variable Universal Life
                         Account's Form N-6, File Number 33-85496,
                         Post-Effective Amendment Number 10, is hereby
                         incorporated by reference.

27(h)(1)(ii)             Amendment Number One to the Participation Agreement
                         among Advantus Series Fund, Inc., Advantus Capital
                         Management, Inc. and Minnesota Life Insurance Company,
                         previously filed as Exhibit 27(h)(1)(ii) to Minnesota
                         Life Variable Universal Life Account's Form N-6, File
                         Number 33-85496, Post-Effective Amendment Number 10, is
                         hereby incorporated by reference.
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27(h)(1)(iii)            Amendment Number Two to the Participation Agreement
                         among Advantus Series Fund, Inc., Advantus Capital
                         Management, Inc. and Minnesota Life Insurance Company,
                         previously filed as Exhibit 27(h)(1)(iii) to Minnesota
                         Life Variable Universal Life Account's Form N-6, File
                         Number 33-85496, Post-Effective Amendment Number 10, is
                         hereby incorporated by reference.

27(h)(2)(i)              Fund Participation Agreement between Janus Aspen
                         Series, Janus Distributors, Inc. and Minnesota Life
                         Insurance Company, previously filed as Exhibit
                         27(h)(2)(i) to Minnesota Life Variable Universal Life
                         Account's Form N-6, File Number 33-85496,
                         Post-Effective Amendment Number 10, is hereby
                         incorporated by reference.

27(h)(2)(ii)             Addendum Dated May 1, 2000 to Fund Participation
                         Agreement between Janus Aspen Series, Janus
                         Distributors, Inc. and Minnesota Life Insurance
                         Company, previously filed as Exhibit 27(h)(2)(ii) to
                         Minnesota Life Variable Universal Life Account's Form
                         N-6, File Number 33-85496, Post-Effective Amendment
                         Number 10, is hereby incorporated by reference.

27(h)(2)(iii)            Amendment to Fund Participation Agreement between Janus
                         Aspen Series, Janus Distributors, Inc. and Minnesota
                         Life Insurance Company, previously filed as Exhibit
                         27(h)(2)(iii) to Minnesota Life Variable Universal Life
                         Account's Form N-6, File Number 33-85496,
                         Post-Effective Amendment Number 10, is hereby
                         incorporated by reference.

27(h)(2)(iv)             Amendment Dated December 1, 2002 to Fund Participation
                         Agreement between Janus Aspen Series, Janus
                         Distributors, Inc. and Minnesota Life Insurance
                         Company, previously filed as Exhibit 27(h)(2)(iv) to
                         Minnesota Life Variable Universal Life Account's Form
                         N-6, File Number 33-85496, Post-Effective Amendment
                         Number 10, is hereby incorporated by reference.

27(h)(3)(i)              Participation Agreement among Variable Insurance
                         Products Fund, Fidelity Distributors Corporation and
                         Minnesota Life Insurance Company, previously filed as
                         Exhibit 27(h)(3)(i) to Minnesota Life Variable
                         Universal Life Account's Form N-6, File Number
                         33-85496, Post-Effective Amendment Number 10, is hereby
                         incorporated by reference.

27(h)(3)(ii)             Amendment One to the Participation Agreement among
                         Variable Insurance Products Fund, Fidelity Distributors
                         Corporation and Minnesota Life Insurance Company,
                         previously filed as Exhibit 27(h)(3)(ii) to Minnesota
                         Life Variable Universal Life Account's Form N-6, File
                         Number 33-85496, Post-Effective Amendment Number 10, is
                         hereby incorporated by reference.

27(h)(3)(iii)            Second Amendment to Participation Agreement among
                         Variable Insurance Products Fund, Fidelity Distributors
                         Corporation and Minnesota Life Insurance Company,
                         previously filed as Exhibit 27(h)(3)(iii) to Minnesota
                         Life Variable Universal Life Account's Form N-6, File
                         Number 33-85496, Post-Effective Amendment Number 10, is
                         hereby incorporated by reference.

27(h)(4)(i)              Participation Agreement among Variable Insurance
                         Products Fund II, Fidelity Distributors Corporation and
                         Minnesota Life Insurance Company, previously filed as
                         Exhibit 27(h)(4)(i) to Minnesota Life Variable
                         Universal Life Account's Form N-6,
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                         File Number 33-85496, Post-Effective Amendment Number
                         10, is hereby incorporated by reference.

27(h)(4)(ii)             Amendment One to the Participation Agreement among
                         Variable Insurance Products Fund II, Fidelity
                         Distributors Corporation and Minnesota Life Insurance
                         Company, previously filed as Exhibit 27(h)(4)(ii) to
                         Minnesota Life Variable Universal Life Account's Form
                         N-6, File Number 33-85496, Post-Effective Amendment
                         Number 10, is hereby incorporated by reference.

27(h)(4)(iii)            Second Amendment to Participation Agreement among
                         Variable Insurance Products Fund II, Fidelity
                         Distributors Corporation and Minnesota Life Insurance
                         Company, previously filed as Exhibit 27(h)(4)(iii) to
                         Minnesota Life Variable Universal Life Account's Form
                         N-6, File Number 33-85496, Post-Effective Amendment
                         Number 10, is hereby incorporated by reference.

27(h)(5)(i)              Participation Agreement among Variable Insurance
                         Products Fund III, Fidelity Distributors Corporation
                         and Minnesota Life Insurance Company, previously filed
                         as Exhibit 27(h)(5)(i) to Minnesota Life Variable
                         Universal Life Account's Form N-6, File Number
                         33-85496, Post-Effective Amendment Number 10, is hereby
                         incorporated by reference.

27(h)(5)(ii)             First Amendment to Participation Agreement among
                         Variable Insurance Products Fund III, Fidelity
                         Distributors Corporation and Minnesota Life Insurance
                         Company, previously filed as Exhibit 27(h)(5)(ii) to
                         Minnesota Life Variable Universal Life Account's Form
                         N-6, File Number 33-85496, Post-Effective Amendment
                         Number 10, is hereby incorporated by reference.

27(h)(6)                 Fund Shareholder Services Agreement between Minnesota
                         Life Insurance Company and Ascend Financial Services,
                         Inc., previously filed as Exhibit 27(h)(6) to Minnesota
                         Life Variable Universal Life Account's Form N-6, File
                         Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

27(h)(7)(i)              Participation Agreement among Oppenheimer Variable
                         Account Funds, OppenheimerFunds, Inc. and Minnesota
                         Life Insurance Company, previously filed as Exhibit
                         8(s) to Variable Annuity Account's Form N-4, File
                         Number 333-91784, Post-Effective Amendment Number 2, is
                         hereby incorporated by reference.

27(h)(7)(ii)             Amendment No. 1 to the Participation Agreement among
                         Oppenheimer Variable Account Funds, OppenheimerFunds,
                         Inc. and Minnesota Life Insurance Company, previously
                         filed as Exhibit 8(s)(i) to Variable Annuity Account's
                         Form N-4, File Number 333-91784, Post-Effective
                         Amendment Number 2, is hereby incorporated by
                         reference.

27(h)(7)(iii)            Amendment No. 2 to the Participation Agreement among
                         Oppenheimer Variable Account Funds, OppenheimerFunds,
                         Inc. and Minnesota Life Insurance Company, previously
                         filed as Exhibit 8(s)(ii) to Variable Annuity Account's
                         Form N-4, File Number 333-91784, Post-Effective
                         Amendment Number 2, is hereby incorporated by
                         reference.

27(h)(8)(i)              Participation Agreement among Panorama Series Fund,
                         Inc., OppenheimerFunds, Inc. and Minnesota Life
                         Insurance Company, previously filed as Exhibit 8(t) to
                         Variable Annuity Account's Form N-4, File Number
                         333-91784, Post-Effective Amendment Number 2, is hereby
                         incorporated by reference.

27(h)(8)(ii)             Amendment No. 1 to the Participation Agreement among
                         Panorama Series Fund, Inc., OppenheimerFunds, Inc. and
                         Minnesota Life Insurance Company, previously filed as
                         Exhibit 8(t)(i) to Variable Annuity Account's Form N-4,
                         File Number 333-91784, Post-Effective Amendment Number
                         2, is hereby incorporated by reference.

27(h)(8)(iii)            Amendment No. 2 to the Participation Agreement among
                         Panorama Series Fund, Inc., OppenheimerFunds, Inc. and
                         Minnesota Life Insurance Company, previously filed as
                         Exhibit 8(t)(ii) to Variable Annuity Account's Form
                         N-4, File Number 333-91784, Post-Effective Amendment
                         Number 2, is hereby incorporated by reference.

27(h)(9)(i)              Participation Agreement among Putnam Variable Trust,
                         Putnam Retail Management, L.P. and Minnesota Life
                         Insurance Company, previously filed as Exhibit 8(u) to
                         Variable Annuity Account's Form N-4, File Number
                         333-91784, Post-Effective Amendment Number 2, is hereby
                         incorporated by reference.

27(h)(9)(ii)             Schedule A as amended May 1, 2003 to the Participation
                         Agreement among Putnam Variable Trust, Putnam Retail
                         Management, L.P. and Minnesota Life Insurance Company,
                         previously filed as Exhibit 8(u)(i) to Variable Annuity
                         Account's Form N-4, File Number 333-91784,
                         Post-Effective Amendment Number 2, is hereby
                         incorporated by reference.

27(h)(10)(i)             Participation Agreement by and among AIM Variable
                         Insurance Funds, AIM Distributors, Inc. and Minnesota
                         Life Insurance Company, previously filed as Exhibit
                         27(h)(10)(i) to Minnesota Life Variable Life Account's
                         Form N-6, File Number 333-96383, Post-Effective
                         Amendment Number 4, is hereby incorporated by
                         reference.

27(h)(10)(ii)            Schedule A as amended May 1, 2003 to the Participation
                         Agreement among AIM Variable Insurance Funds, AIM
                         Distributors, Inc. and Minnesota Life Insurance
                         Company, previously filed as Exhibit 27(h)(10)(ii) to
                         Minnesota Life Variable Life Account's Form N-6, File
                         Number 333-96383, Post-Effective Amendment Number 4, is
                         hereby incorporated by reference.

27(h)(11)                Shareholder Services Agreement among American Century
                         Investment Services, Inc. and Minnesota Life Insurance
                         Company, previously filed as Exhibit 27(h)(11) to
                         Minnesota Life Variable Life Account's Form N-6, File
                         Number 333-96383, Post-Effective Amendment Number 4, is
                         hereby incorporated by reference.

27(h)(12)                Participation Agreement by and among Minnesota Life
                         Insurance Company, Warburg, Pincus Trust, Credit Suisse
                         Asset Management, LLC and Credit Suisse Asset
                         Management Securities, Inc., previously filed as
                         Exhibit 27(h)(12) to Minnesota Life Variable Life
                         Account's Form N-6, File Number 333-96383,
                         Post-Effective Amendment Number 4, is hereby
                         incorporated by reference.

27(h)(13)(i)             Participation Agreement among MFS Variable Insurance
                         Trust, Massachusetts Financial Services Company and
                         Minnesota Life Insurance Company, previously filed as
                         Exhibit 27(h)(13)(i) to Minnesota Life Variable Life
                         Account's Form N-6, File Number 333-96383,
                         Post-Effective Amendment Number 4, is hereby
                         incorporated by reference.

27(h)(13)(ii)            Amendment No. 1 to the Participation Agreement among
                         MFS Variable Insurance Trust, Massachusetts Financial
                         Services Company and Minnesota Life Insurance Company,
                         previously filed as Exhibit 27(h)(13)(ii) to Minnesota
                         Life Variable Life Account's Form N-6, File Number
                         333-96383, Post-Effective Amendment Number 4, is hereby
                         incorporated by reference.

27(h)(13)(iii)           Amendment No. 2 to the Participation Agreement among
                         MFS Variable Insurance Trust, Massachusetts Financial
                         Services Company and Minnesota Life Insurance Company,
                         previously filed as Exhibit 27(h)(13)(iii) to Minnesota
                         Life Variable Life Account's Form N-6, File Number
                         333-96383, Post-Effective Amendment Number 4, is hereby
                         incorporated by reference.

27(h)(14)(i)             Participation Agreement as of May 1, 2000 between
                         Franklin Templeton Variable Insurance Products Trust,
                         Franklin Templeton Distributors, Inc. and Minnesota
                         Life Insurance Company, previously filed as Exhibit
                         27(h)(14)(i) to Minnesota Life Variable Life Account's
                         Form N-6, File Number 333-96383, Post-Effective
                         Amendment Number 4, is hereby incorporated by
                         reference.

27(h)(14)(ii)            Amendment to Participation Agreement as of May 1, 2000
                         between Franklin Templeton Variable Insurance Products
                         Trust, Franklin Templeton Distributors, Inc. and
                         Minnesota Life Insurance Company, previously filed as
                         Exhibit 27(h)(14)(ii) to Minnesota Life Variable Life
                         Account's Form N-6, File Number 333-96383,
                         Post-Effective Amendment Number 4, is hereby
                         incorporated by reference.

27(h)(14)(iii)           Amendment No. 2 to Participation Agreement between
                         Franklin Templeton Variable Insurance Products Trust,
                         Franklin Templeton Distributors, Inc. and Minnesota
                         Life Insurance Company, previously filed as Exhibit
                         27(h)(14)(iii) to Minnesota Life Variable Life
                         Account's Form N-6, File Number 333-96383,
                         Post-Effective Amendment Number 4, is hereby
                         incorporated by reference.

27(i)(1)                 Investment Accounting Agreement between Securian
                         Financial Group, Inc. and State Street Bank and Trust
                         Company, previously filed as Exhibit 24(c)8(q) to Variable Annuity Account's Form N-4, File Number
                         333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

27(i)(2)                 Administration Agreement between Securian Financial
                         Group, Inc. and State Street Bank and Trust Company, previously filed as Exhibit 24(c)8(r) to Variable
                         Annuity Account's Form N-4, File Number 333-91784,
                         Post-Effective Amendment Number 1, is hereby incorporated by reference.

27(j)                    Not Applicable.

27(k) Opinion and Consent of Donald F. Gruber, Esq., previously filed as exhibit C to Registrant's Form S-6, File Number 33-64395, Post Effective Amendment Number
                         7, is hereby incorporated by reference.

27(l)                    Actuarial Opinion of Robert J. Ehren, FSA, CLU.

27(m)                    Calculation.

27(n)                    Consent of KPMG LLP.

27(o)                    Not Applicable.

27(p)                    Not Applicable.

27(q)                    Not Applicable.

27(r)                    Minnesota Life Insurance Company - Power of Attorney to
                         Sign Registration Statements.
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